UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)

480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006

Registrant’s telephone number, including area code: (248) 647-9200

Date of fiscal year end: June 30

Date of reporting period: March 31, 2005

Item 1.     Schedule of Investments.

Portfolio of Investments
Portfolio of Investments
Portfolio of Investments
Portfolio of Investments
Portfolio of Investments
Portfolio of Investments
Portfolio of Investments
Portfolio of Investments
Certification of Enrique Chang, P & PEO and Peter K. Hoglund, VP & PFO

Munder Balanced Fund

Portfolio of Investments, March 31, 2005 (Unaudited) (a)

Shares		Value(b)

COMMON STOCKS — 63.1%
Consumer Discretionary — 8.7%
Auto Components — 0.3%
1,000	Drew Industries Incorporated†	$37,650
6,360	Magna International, Inc., Class A	425,484

		463,134

Hotels, Restaurants & Leisure — 1.0%
5,300	Carnival Corporation	274,593
5,090	Harrah’s Entertainment, Inc.	328,712
6,000	International Game Technology	159,960
4,600	Penn National Gaming, Inc.†	135,148
22,100	Scientific Games Corporation, Class A†,(f)	504,985
225	Starwood Hotels & Resorts Worldwide, Inc.	13,507

		1,416,905

Household Durables — 2.7%
15,650	Centex Corporation	896,276
15,400	D.R. Horton, Inc.	450,296
4,400	KB Home	516,824
2,840	M.D.C. Holdings, Inc.	197,806
200	NVR, Inc.†	157,000
14,550	Pulte Homes, Inc.	1,071,316
3,600	Ryland Group, Inc. (The)	223,272
3,300	Standard Pacific Corporation	238,227

		3,751,017

Leisure Equipment & Products — 0.2%
4,700	Brunswick Corporation	220,195

Media — 1.2%
31,900	Comcast Corporation, Class A Special†	1,065,460
6,050	Getty Images, Inc.†	430,215
7,500	WPT Enterprises, Inc.†,(f)	140,250

		1,635,925

Multiline Retail — 0.7%
4,810	Neiman Marcus Group, Inc. (The), Class A	440,163
5,000	Nordstrom, Inc.	276,900
1,725	Sears Holdings Corporation†,(f)	229,718

		946,781

Specialty Retail — 2.4%
17,575	Aeropostale, Inc.†	575,581
9,700	Chico’s FAS, Inc.†	274,122

1

8,300	Foot Locker, Inc.	243,190
22,160	Gap, Inc. (The)	483,975
6,300	Hibbett Sporting Goods, Inc.†	189,252
10,900	Home Depot, Inc. (The)	416,816
4,900	Lowe’s Companies, Inc.	279,741
5,900	PETCO Animal Supplies, Inc.†	217,179
4,800	United Auto Group, Inc.	133,584
11,800	Urban Outfitters, Inc.†	566,046

		3,379,486

Textiles, Apparel & Luxury Goods — 0.2%
3,700	Coach, Inc.†	209,531

Total Consumer Discretionary		12,022,974

Consumer Staples — 4.0%
Beverages — 0.7%
7,950	Constellation Brands, Inc., Class A†	420,317
2,720	Molson Coors Brewing Company	209,902
5,700	PepsiCo, Inc.	302,271

		932,490

Food & Staples Retailing — 2.1%
6,450	7-Eleven, Inc.†	154,929
13,150	BJ’s Wholesale Club, Inc.†	408,439
9,430	CVS Corporation	496,206
11,060	SUPERVALU, Inc.	368,851
23,635	Wal-Mart Stores, Inc.	1,184,350
5,250	Walgreen Co.	233,205

		2,845,980

Food Products — 0.3%
10,225	Cadbury Schweppes PLC, ADR(f)	416,158

Household Products — 0.7%
9,650	Church & Dwight Co., Inc.	342,285
5,600	Kimberly-Clark Corporation	368,088
6,050	Procter & Gamble Company (The)	320,650

		1,031,023

Personal Products — 0.2%
6,625	Alberto-Culver Company	317,073

Total Consumer Staples		5,542,724

Energy — 6.5%
Energy Equipment & Services — 1.5%
5,000	Cal Dive International, Inc.†	226,500
8,310	National-Oilwell, Inc.†	388,077
14,835	Pason Systems Inc.	464,188
15,600	Pride International, Inc.†	387,504
6,900	Rowan Companies, Inc.†	206,517

2

3,500	Tenaris S.A., ADR	216,003
4,900	Unit Corporation†	220,472

		2,109,261

Oil & Gas — 5.0%
12,530	Apache Corporation	767,212
10,000	ChevronTexaco Corporation	583,100
7,300	ConocoPhillips	787,232
32,800	Exxon Mobil Corporation	1,954,880
3,300	Kinder Morgan, Inc.	249,810
18,800	Magnum Hunter Resources, Inc.†	302,868
3,900	Nordic American Tanker Shipping Limited(f)	185,055
3,700	Occidental Petroleum Corporation	263,329
6,000	Pioneer Natural Resources Company	256,320
5,640	Total SA, ADR(f)	661,177
9,600	Ultra Petroleum Corp.†	487,680
11,033	XTO Energy, Inc.	362,324

		6,860,987

Total Energy		8,970,248

Financials — 14.6%
Capital Markets — 1.9%
2,350	Affiliated Managers Group, Inc.†,(f)	145,770
5,800	Ameritrade Holding Corporation†	59,218
9,730	Bank of New York Company, Inc. (The)	282,656
4,720	Goldman Sachs Group, Inc. (The)	519,153
8,900	Investors Financial Services Corp.	435,299
6,110	Lehman Brothers Holdings, Inc.	575,318
11,350	Merrill Lynch & Co., Inc	642,410
150	optionsXpress Holdings Inc.†	2,429

		2,662,253

Commercial Banks — 2.3%
15,360	Bank of America Corporation	677,376
23,100	U.S. Bancorp	665,742
14,500	Wachovia Corporation	738,195
10,300	Wells Fargo & Company	615,940
8,100	Zions Bancorporation	559,062

		3,256,315

Consumer Finance — 0.2%
3,960	Capital One Financial Corporation	296,089

Diversified Financial Services — 1.8%
45,033	Citigroup, Inc.	2,023,783
11,800	J.P. Morgan Chase & Co.	408,280

		2,432,063

Insurance — 3.0%
7,880	ACE Limited	325,208
9,320	Allstate Corporation (The)	503,839

3

19,205	American International Group, Inc.	1,064,149
1,700	AmerUs Group Co.,	80,325
10,000	Hub International Limited	193,000
4,600	Manulife Financial Corporation(f)	220,432
10,200	Metlife, Inc.	398,820
9,000	Prudential Financial, Inc.	516,600
6,700	Scottish Re Group Limited(f)	150,884
11,450	Universal American Financial Corp.†	198,085
11,300	W. R. Berkley Corporation	560,480

		4,211,822

Real Estate — 4.5%
750	Alexandria Real Estate Equities, Inc., REIT	48,285
1,050	AMB Property Corporation, REIT	39,690
11,500	American Home Mortgage Investment Corp., REIT	329,360
675	Apartment Investment and Management Company, Class A, REIT	25,110
3,675	Archstone-Smith Trust, REIT	125,354
1,675	Arden Realty, Inc., REIT	56,699
7,925	Ashford Hospitality Trust, Inc., REIT	80,835
1,175	AvalonBay Communities, Inc., REIT	78,596
1,050	BioMed Realty Trust, Inc., REIT	21,630
2,350	Boston Properties, Inc., REIT	141,540
575	Camden Property Trust, REIT	27,042
850	CarrAmerica Realty Corporation, REIT	26,818
1,200	CBL & Associates Properties, Inc., REIT	85,812
700	CenterPoint Properties Trust, REIT	28,700
2,950	Corporate Office Properties Trust, REIT	78,116
650	Correctional Properties Trust, REIT	16,413
2,075	CRT Properties, Inc., REIT	45,194
2,650	Developers Diversified Realty Corporation, REIT	105,337
1,725	Duke Realty Corporation, REIT	51,491
5,200	Eagle Hospitality Properties, Inc., REIT	46,644
5,800	ECC Capital Corporation, REIT	34,800
2,375	Equity Office Properties Trust, REIT	71,559
3,175	Equity One, Inc., REIT	65,373
3,275	Equity Residential, REIT	105,488
400	Essex Property Trust, Inc., REIT	27,640
8,625	Feldman Mall Properties, Inc., REIT	104,449
2,975	First Potomac Realty Trust, REIT	67,979
2,700	Friedman, Billings, Ramsey Group, Inc., Class A, REIT(f)	42,849
16,620	General Growth Properties, Inc., REIT	566,742
1,975	Health Care REIT, Inc.	63,200
4,775	Hersha Hospitality Trust, Class A, REIT	47,607
150	Hospitality Properties Trust, REIT	6,057
7,425	Host Marriott Corporation, REIT	122,958
2,150	Kimco Realty Corporation, REIT	115,885
30,000	KKR Financial Corporation, REIT, 144A†,(i),(j),(l),(m)	315,000
2,025	LaSalle Hotel Properties, REIT	58,826

4

1,175	MeriStar Hospitality Corporation, REIT†	8,225
1,625	Mills Corporation (The), REIT	85,963
8,434	New Century Financial Corporation, REIT	394,880
9,375	Newcastle Investment Corp., REIT	277,500
7,800	NorthStar Realty Finance Corp., REIT†,(f)	75,504
975	Pan Pacific Retail Properties, Inc., REIT	55,331
12,775	ProLogis, REIT	473,952
1,150	PS Business Parks, Inc., REIT	46,345
700	Public Storage, Inc., REIT	39,858
2,250	RAIT Investment Trust, REIT	60,345
3,550	Reckson Associates Realty Corp., REIT	108,985
1,075	Regency Centers Corporation, REIT	51,202
3,314	Simon Property Group, Inc., REIT	200,762
1,875	SL Green Realty Corp., REIT	105,412
1,450	Sovran Self Storage, Inc., REIT	57,464
1,100	Town and Country Trust (The), REIT(f)	29,095
11,500	Ventas, Inc., REIT	287,040
7,850	Vornado Realty Trust, REIT	543,769
1,962	Weingarten Realty Investors, REIT	67,709

		6,244,419

Thrifts & Mortgage Finance — 0.9%
7,900	Doral Financial Corporation	172,931
4,250	Federal Home Loan Mortgage Corporation	268,600
9,300	Fremont General Corporation(f)	204,507
14,260	PMI Group, Inc. (The)	542,022

		1,188,060

Total Financials		20,291,021

Health Care — 6.0%
Biotechnology — 0.7%
2,850	Amgen, Inc.†	165,898
14,950	Gilead Sciences, Inc.†	535,210
3,850	Invitrogen Corporation†	266,420

		967,528

Health Care Equipment & Supplies — 0.6%
7,000	Dade Behring Holding, Inc.†	412,510
1,800	Kinetic Concepts, Inc.†	107,370
7,350	St. Jude Medical, Inc.†	264,600

		784,480

Health Care Providers & Services — 3.4%
6,900	Aetna, Inc.	517,155
12,921	Caremark Rx, Inc.†	513,997
5,350	Centene Corporation†	160,447
9,400	Community Health Systems, Inc.†	328,154
12,250	Coventry Health Care, Inc.†	834,715
1,600	Quest Diagnostics Incorporated	168,208
7,000	Renal Care Group, Inc.†	265,580

5

5,724	UnitedHealth Group, Inc.	545,955
8,400	VCA Antech, Inc.†	169,932
10,316	WellPoint, Inc.†	1,293,111

		4,797,254

Pharmaceuticals — 1.3%
9,700	Johnson & Johnson	651,452
44,620	Pfizer, Inc.	1,172,167

		1,823,619

Total Health Care		8,372,881

Industrials — 8.3%
Aerospace & Defense — 1.3%
3,200	Alliant Techsystems Inc.†	228,640
5,200	Engineered Support Systems, Inc.	278,304
7,150	L-3 Communications Holdings, Inc.	507,793
7,480	United Technologies Corporation	760,417

		1,775,154

Air Freight & Logistics — 0.5%
14,350	EGL, Inc.†	327,180
2,100	FedEx Corporation	197,295
3,600	UTI Worldwide, Inc.(f)	250,020

		774,495

Building Products — 0.4%
15,670	Masco Corporation	543,279

Commercial Services & Supplies — 0.4%
14,000	Navigant Consulting, Inc.†	381,220
3,400	Stericycle, Inc.†	150,280

		531,500

Electrical Equipment — 1.1%
9,300	Cooper Industries, Ltd., Class A	665,136
10,250	Rockwell Automation, Inc.	580,560
2,500	The Genlyte Group Incorporated†	224,925

		1,470,621

Industrial Conglomerates — 1.8%
46,985	General Electric Company	1,694,279
22,300	Tyco International Ltd.	753,740

		2,448,019

Machinery — 1.6%
4,200	Briggs & Stratton Corporation	152,922
5,850	Danaher Corporation	312,448
5,900	Eaton Corporation	385,860
6,500	ITT Industries, Inc.	586,560
7,050	Joy Global, Inc.	247,173
3,200	Oshkosh Truck Corporation	262,368

6

6,500	Terex Corporation†	281,450
700	Toro Company (The)	61,950

		2,290,731

Road & Rail — 1.0%
11,750	J.B. Hunt Transport Services, Inc.	514,298
6,600	Norfolk Southern Corporation	244,530
14,100	Old Dominion Freight Line, Inc.†	439,215
4,300	Yellow Roadway Corporation†	251,722

		1,449,765

Trading Companies & Distributors — 0.2%
6,400	Beacon Roofing Supply, Inc†	140,064
9,500	Rush Enterprises, Inc., Class A†	148,960

		289,024

Total Industrials		11,572,588

Information Technology — 8.9%
Communications Equipment — 1.3%
35,750	Avaya, Inc.†	417,560
27,250	Cisco Systems, Inc.†	487,502
25,000	Ixia†	444,750
29,465	Nokia Corporation, ADR	454,645

		1,804,457

Computers & Peripherals — 1.2%
9,400	Dell, Inc.†	361,148
8,638	Hewlett-Packard Company	189,518
5,200	International Business Machines Corporation	475,176
7,370	Lexmark International, Inc., Class A†	589,379

		1,615,221

Electronic Equipment & Instruments — 0.4%
11,380	Amphenol Corporation, Class A	421,515
13,400	Celestica, Inc.†	181,034
500	Dolby Laboratories, Inc., Class A†	11,750

		614,299

Information Technology Services — 1.6%
7,400	Anteon International Corporation†	288,082
4,950	CACI International, Inc.†	273,389
18,150	Cognizant Technology Solutions Corporation, Class A†	838,530
7,100	Infosys Technologies Limited, ADR(f)	523,483
4,400	SRA International, Inc.†	265,100

		2,188,584

7

Internet Software & Services — 0.5%
12,100	Digital River, Inc.†,(f)	377,036
5,700	J2 Global Communications, Inc.†,(f)	195,567
16,700	ValueClick, Inc.†,(f)	177,187

		749,790

Semiconductors & Semiconductor Equipment — 2.4%
8,300	Diodes Incorporated†	225,179
12,500	FormFactor, Inc.†,(f)	283,000
51,410	Intel Corporation	1,194,254
13,150	Marvell Technology Group Ltd.†	504,171
16,000	MEMC Electronic Materials, Inc.†	215,914
12,400	Sigmatel, Inc.†	464,132
20,307	Taiwan Semiconductor Manufacturing Company, Ltd., ADR	172,203
7,200	Xilinx, Inc.	210,456

		3,269,309

Software — 1.5%
14,950	Check Point Software Technologies Ltd.†	325,013
6,920	Intuit Inc.†	302,888
6,350	Mercury Interactive Corporation†	300,863
41,170	Microsoft Corporation	995,079
7,900	Symantec Corporation†	168,507

		2,092,350

Total Information Technology		12,334,010

Materials — 2.6%
Chemicals — 1.2%
4,855	BASF AG, ADR	342,520
4,000	Dow Chemical Company (The)	199,400
18,000	Praxair, Inc.	861,480
4,520	Scotts Company (The)†	317,440

		1,720,840

Construction Materials — 0.4%
6,700	Florida Rock Industries, Inc.	394,094
5,300	Headwaters Incorporated†	173,946

		568,040

Metals & Mining — 1.0%
14,650	Alcoa, Inc.	445,213
6,600	Arch Coal, Inc.	283,866
3,400	Carpenter Technology Corporation	201,994
2,300	Phelps Dodge Corporation	233,979
5,900	Schnitzer Steel Industries, Inc.(f)	199,007

		1,364,059

Total Materials		3,652,939

8

Telecommunication Services — 1.9%
Diversified Telecommunication Services — 1.1%
9,200	ALLTEL Corporation	504,620
14,400	SBC Communications, Inc.	341,136
20,100	Verizon Communications, Inc.	713,550

		1,559,306

Wireless Telecommunication Services — 0.8%
5,200	Mobile TeleSystems OJSC, ADR(f)	182,988
19,300	Nextel Partners, Inc., Class A†	423,828
15,100	Vimpel Communications, Inc., ADR†	519,742

		1,126,558

Total Telecommunication Services		2,685,864

Utilities — 1.6%
Electric Utilities — 1.1%
3,000	Consolidated Edison, Inc.	126,540
1,900	DTE Energy Company	86,412
4,680	Edison International	162,490
2,200	Entergy Corporation	155,452
4,400	Exelon Corporation	201,916
3,740	FPL Group, Inc.	150,161
1,100	PPL Corporation	59,389
3,700	Progress Energy, Inc.	155,215
2,700	TXU Corp.	215,001
3,600	Wisconsin Energy Corporation	127,800

		1,440,376

Gas Utilities — 0.1%
2,000	New Jersey Resources Corporation	87,060

Multi-Utilities & Unregulated Power — 0.4%
2,670	Dominion Resources, Inc.	198,728
3,740	Duke Energy Corporation	104,758
5,150	Equitable Resources, Inc.	295,816

		599,302

Water Utilities — 0.0%#
975	Aqua America, Inc.	23,863

Total Utilities		2,150,601

TOTAL COMMON STOCKS
(Cost $71,878,320)		87,595,850

WARRANTS — 0.0%#
Commercial Services & Supplies — 0.0%
178	American Banknote Corporation, Series 1, expires 10/01/2007, (exercise price: $10.00)†,(i)	0

9

Communication Equipment — 0.0%#
536	Lucent Technologies, Incorporated, expires 12/10/2007, (exercise price: $2.75)†	359

TOTAL WARRANTS
(Cost $788)		359

Principal Amount

ASSET-BACKED SECURITIES — 2.5%
Auto Loan — 0.3%
$425,000	Daimler Chrysler Auto Trust, Series 2005-A, Class A3, 3.490% due 12/08/2008	420,768

Credit Card — 1.0%
850,000	Capital One Master Trust, Series 2001-3A, Class A, 5.450% due 03/16/2009	864,767
455,000	Chemical Master Credit Card Trust 1, Series 1996-2, Class A, 5.980% due 09/15/2008	462,683

		1,327,450

Equipment — 0.6%
900,000	John Deere Owner Trust, Series 2004-A, Class A4, 3.020% due 03/15/2011	874,594

Utilities — 0.6%
430,000	Connecticut RRB Special Purpose Trust, Series 2001-1, Class A3, 5.730% due 03/30/2009	438,663
430,886	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.730% due 11/01/2010	440,783

		879,446

TOTAL ASSET-BACKED SECURITIES
(Cost $3,542,576)		3,502,258

CORPORATE BONDS AND NOTES — 10.7%
Financials — 5.1%
580,000	Allstate Life Global FD, MTN, 4.250% due 02/26/2010	567,970
500,000	Block Financial Corporation 8.500% due 04/15/2007	538,628
500,000	General Electric Capital Corporation, MTN, 7.375% due 01/19/2010	556,273
435,000	Goldman Sachs Group, Inc. 6.875% due 01/15/2011	474,475
78,000	Household Finance Corporation 8.000% due 07/15/2010	89,229
375,000	International Lease Finance Corporation 5.875% due 05/01/2013	386,487

10

500,000	Keycorp, MTN, 2.893% due 07/23/2007(k)	500,317
510,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	557,688
350,000	National Rural Utilities Cooperative Finance Corporation 6.000% due 05/15/2006	357,811
	SLM Corporation, MTN:
250,000	2.820% due 01/25/2007(k)	250,349
500,000	5.125% due 08/27/2012(f)	507,239
300,000	Sovereign Bank 4.375% due 08/01/2013(h)	294,397
600,000	TIAA Global Markets, Inc., 144A, 3.875% due 01/22/2008(j),(l),(n)	592,307
350,000	U.S. Bank of N.A. 6.375% due 08/01/2011	379,122
150,000	Wachovia Bank, N.A. 7.800% due 08/18/2010	171,823
825,000	Wells Fargo & Company 3.125% due 04/01/2009	782,817

		7,006,932

Industrials — 5.3%
300,000	American Standard, Inc. 7.375% due 02/01/2008	320,808
370,000	Bellsouth Corporation 5.000% due 10/15/2006	374,971
60,000	Comcast Cable Communications Holdings, Inc. 8.375% due 03/15/2013	71,294
450,000	DaimlerChrysler NA Holding Corporation 3.200% due 03/07/2007(k)	450,055
200,000	Deluxe Corporation 5.000% due 12/15/2012	193,770
400,000	EOP Operating Limited Partnership 7.875% due 07/15/2031	478,001
520,000	Ford Motor Credit Company 5.800% due 01/12/2009	496,640
100,000	General Motors Acceptance Corporation 6.750% due 12/01/2014(f)	86,380
365,000	Marathon Oil Corporation 6.850% due 03/01/2008	387,920
815,000	Merck & Co., Inc. 4.750% due 03/01/2015	785,851
650,000	Toyota Motor Credit Corporation 5.500% due 12/15/2008	672,803
425,000	Unilever Capital Corporation 7.125% due 11/01/2010	476,000
510,000	Union Texas Petroleum Holdings, Inc. (MAPS) 7.000% due 04/15/2008	548,274

11

700,000	Verizon Pennsylvania, Inc. 5.650% due 11/15/2011	718,728
550,000	Viacom, Inc. 6.625% due 05/15/2011	591,678
225,000	Weigarten Realty Investors, REIT, MTN, 4.857% due 01/15/2014	219,315
500,000	Wal Mart Stores, Inc. 6.875% due 08/10/2009	544,702

		7,417,190

Utilities — 0.3%
375,000	AEP Texas Central Company, Series D, 5.500% due 02/15/2013	382,497

TOTAL CORPORATE BONDS AND NOTES
(Cost $14,874,666)		14,806,619

MORTGAGE-BACKED SECURITIES — 4.3%
Collateralized Mortgage Obligations (CMO) — Agency — 1.7%
	FHLMC:
387,260	Series 1737, Class H, 6.000% due 01/15/2023	389,712
91,264	Series 2091, Class PP, 6.000% due 02/15/2027	91,497
450,000	Series 2866, Class WN, 4.500% due 01/15/2024	448,651
	FNMA:
103,414	Series 1998-61, Class PK, 6.000% due 12/25/2026	103,530
215,943	Series 1994-23, Class PE, 6.000% due 08/25/2022	216,603
1,000,000	GNMA, Series 2002-9, Class B, 5.881% due 03/16/2024	1,036,709

		2,286,702

Commercial Mortgage-Backed Securities — 1.3%
251,661	DLJ Commercial Mortgage Corporation, Series 2000-CKP1, Class A1A, 6.930% due 11/10/2033	264,696
1,000,000	First Union National Bank Commercial Mortgage, Series 1999-C4, Class A2, 7.390% due 12/15/2031	1,105,456
450,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4, 4.803% due 10/15/2041	439,502

		1,809,654

12

Mortgage Pass-Through Securities — 1.3%
	FHLMC:
6,230	Pool #E62394, 7.500% due 09/01/2010	6,346
	FNMA:
209,472	Pool #323406, 6.001% due 11/01/2008	217,938
646,133	Pool #380709, 6.080% due 10/01/2008	671,958
19,606	Pool #303105, 11.000% due 11/01/2020	21,688
312,144	Pool #386314, 3.790% due 07/01/2013	292,345
72,557	Pool #100081, 11.500% due 08/20/2016	80,630
472,195	Pool #780620, 5.500% due 05/01/2034	473,759
	GNMA:
15,080	Pool #780584, 7.000% due 06/15/2027	15,999

		1,780,663

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $5,868,393)		5,877,019

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.7%
Government Agency Debentures — 0.7%
400,000	Financing Corporation 10.700% due 10/06/2017	609,205
400,000	Tennessee Valley Authority 6.375% due 06/15/2005	402,558

		1,011,763

Government Sponsored Enterprises (GSE) — 9.0%
	FHLB:
600,000	2.000% due 04/28/2006	592,591
300,000	4.500% due 11/15/2012	297,505
490,000	5.750% due 05/15/2012	523,558
500,000	6.500% due 11/15/2005	509,231
	FHLMC:
435,000	3.500% due 09/15/2007(f)	429,737
2,000,000	4.250% due 06/15/2005	2,004,788
290,000	4.875% due 11/15/2013	291,223
940,000	5.125% due 11/07/2013	939,177
1,100,000	5.625% due 03/15/2011	1,156,613
750,000	6.250% due 03/05/2012	771,707
100,000	6.625% due 09/15/2009	108,685

13

	FNMA:
250,000	2.125% due 04/15/2006	245,993
1,000,000	4.125% due 04/15/2014	949,314
1,000,000	4.250% due 07/15/2007	1,003,333
455,000	4.300% due 02/17/2010	449,684
260,000	4.375% due 03/15/2013	253,298
1,000,000	5.250% due 01/15/2009	1,030,663
665,000	5.500% due 03/15/2011	694,605
205,000	6.125% due 03/15/2012	221,821

		12,473,526

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $13,603,793)		13,485,289

U.S. TREASURY OBLIGATIONS — 5.3%
U.S. Treasury Notes — 5.3%
745,000	2.250% due 02/15/2007(f)	724,687
125,000	3.000% due 02/15/2009(f)	120,210
350,000	3.125% due 10/15/2008	339,514
975,000	3.250% due 08/15/2008(f)	951,539
1,860,000	3.375% due 02/28/2007	1,846,559
1,413,708	3.625% due 01/15/2008,TIPS	1,520,416
1,040,000	4.000% due 02/15/2015(f)	999,212
75,000	4.000% due 11/15/2012(f)	73,219
475,000	4.250% due 08/15/2013(f)	468,413
275,000	4.625% due 05/15/2006	278,298
55,000	4.750% due 11/15/2008(f)	56,319

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,427,724)		7,378,386

YANKEE SECURITIES — 1.1%
Industrials — 1.1%
375,000	British Telecommunications PLC, 8.375% due 12/15/2010	435,674
550,000	Diageo Capital PLC, 3.500% due 11/19/2007	539,944
225,000	Pemex Finance Ltd., 9.690% due 08/15/2009	249,595
200,000	France Telecom SA, 8.500% due 03/01/2011(k)	228,847

TOTAL YANKEE SECURITIES
(Cost $1,487,021)		1,454,060

14

REPURCHASE AGREEMENT(c) — 4.5%
(Cost $6,234,000)
6,234,000	Agreement with State Street Bank and Trust Company, 2.400% dated 03/31/2005, to be repurchased at $6,234,416 on 04/01/2005, collateralized by $6,385,000 FHLB, 3.800% maturing 04/06/2009 (value $6,361,056)	6,234,000

Shares

COLLATERAL FOR SECURITIES ON LOAN(d) — 6.0%
(Cost $8,373,332)
8,373,332	State Street Navigator Securities Lending Trust — Prime Portfolio(e)	8,373,332

TOTAL INVESTMENTS
(Cost $133,290,613)(g)	107.2%	$148,707,172

†	Non-income producing security.

#	Amount represents less than 0.1% of net assets.

(a)	All percentages are based on net assets of the Munder Balanced Fund (the “Fund”) as of March 31, 2005.

(b)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model, such as matrix pricing, commonly used for valuing such securities. Securities, other than depositary receipts, for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company or issuer-specific information, industry information, comparable publicly-traded securities information and/or securities of comparable maturity, quality and type. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of the securities loaned at the close of

15

business, on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the securities loaned may be delayed or limited.

(e)	As of March 31, 2005, the market value of securities on loan is $8,239,873.

(f)	Security, or a portion thereof, is on loan.

(g)	At March 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $17,941,976 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,525,417 and net appreciation for financial reporting purposes was $15,416,559. At March 31, 2005, aggregate cost for financial reporting purposes was $133,290,613.

(h)	Interest rate shown reflects the rate currently in effect through August 18, 2008. Thereafter, interest rate will be variable.

(i)	Fair valued security (see Note (b) above). As of March 31, 2005, these securities represent $315,000, 0.2% of net assets.

(j)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(k)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2005.

(l)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(m)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2005, securities subject to restrictions on resale that have not been deemed to be liquid represent $315,000, 0.2% of net assets.

Security	Acquisition Date	Cost

KKR Financial Corporation, REIT, 144A	08/05/04	$300,000

(n)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

ABBREVIATIONS:

ADR   — American Depositary Receipt
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MAPS — Mandatory Putable Remarketable Securities
MTN  — Medium Term Note
OJSC  — Open Joint Stock Company
REIT  — Real Estate Investment Trust
TIPS  — Treasury Inflation-Protected Security

16

Munder Bond Fund

Portfolio of Investments, March 31, 2005 (Unaudited) (a),(c)

Principal
Amount		Value(b)

ASSET-BACKED SECURITIES — 15.8%
Auto Loan — 7.0%
$1,200,000	Chevy Chase Auto Receivables Trust, Series 2001-2, Class B, 5.160% due 03/17/2008	$1,209,404
538,869	Navistar Financial Corporation Owner Trust, Series 2002-A, Class B, 4.950% due 04/15/2009	541,194
953,978	WFS Financial Owner Trust, Series 2003-4, Class C, 3.020% due 05/20/2011	942,779

		2,693,377

Credit Card — 2.8%
1,000,000	Capital One Multi-Asset Execution Trust, Series 2003-C1, Class C1, 5.360% due 03/15/2011(e),(f)	1,060,596

Equipment Lease — 0.6%
250,000	CNH Equipment Trust, Series 2004-A, Class A3B, 2.940% due 10/15/2008	245,085

Home Equity Loans — 3.3%
375,000	Centex Home Equity Loan Trust, Series 2004-D, Class AF2, 3.350% due 04/25/2023	369,815
896,242	Wachovia Asset Securitization, Inc., Series 2003-HE1 Trust, Series A1, 2.940% due 03/25/2033(f)	897,057

		1,266,872

Time Share Receivables — 2.1%
805,287	Marriott Vacation Club Owner Trust, Series 2004-2A, Class B, 144A, 4.341% due 10/20/2026(g),(j),(k)	804,496

TOTAL ASSET-BACKED SECURITIES
(Cost $6,038,329)		6,070,426

CORPORATE BONDS AND NOTES — 45.1%
Financials — 21.8%
600,000	Citigroup, Inc., 5.625% due 08/27/2012	621,615
500,000	Credit Suisse First Boston USA, Inc., 6.125% due 11/15/2011	530,473
890,000	Heller Financial, Inc., 6.375% due 03/15/2006	910,022

1

450,000	Household Finance Corporation, 8.000% due 07/15/2010	514,785
500,000	Independence Community Bank Corporation (becomes variable April 2009), 3.750% due 04/01/2014(f)	473,044
500,000	International Lease Finance Corporation, 5.875% due 05/01/2013	515,316
1,000,000	Jackson National Life Global Funding, MTN, 144A, 5.250% due 03/15/2007(g),(j),(k)	1,024,040
1,055,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	1,153,648
500,000	Morgan Stanley Group, Inc., 5.300% due 03/01/2013(e)	502,837
625,000	National Rural Utilities Cooperative Finance Corporation, 6.000% due 05/15/2006	638,949
500,000	Ohio Casualty Corporation, 7.300% due 06/15/2014	534,429
950,000	Sovereign Bank, 5.125% due 03/15/2013	938,334

		8,357,492

Industrials — 22.4%
1,000,000	American Standard, Inc., 7.375% due 02/01/2008(e)	1,069,361
500,000	Archer-Daniels-Midland Company, 7.000% due 02/01/2031	598,798
570,000	Becton Dickinson & Co, 6.700% due 08/01/2028	651,837
105,000	Comcast Cable Communications Holdings, Inc., 8.375% due 03/15/2013	124,764
500,000	Deluxe Corporation, 5.000% due 12/15/2012(e)	484,426
500,000	EOP Operating Limited Partnership, 7.875% due 07/15/2031	597,502
950,000	Ford Motor Credit Company, 5.800% due 01/12/2009	907,322
	General Motors Acceptance Corporation:
60,000	6.750% due 12/01/2014(e)	51,828
115,000	8.000% due 11/01/2031	100,147
900,000	Merck & Co., Inc., 4.750% due 03/01/2015	867,811
1,000,000	S.C. Johnson & Son, Inc., Series 144A, 5.750% due 02/15/2033(g),(j),(k)	997,162
300,000	Sprint Capital Corporation, 7.625% due 01/30/2011	333,933
500,000	Verizon New England, Inc., 6.500% due 09/15/2011	535,302
250,000	Verizon Pennsylvania, Inc., 5.650% due 11/15/2011	256,689

2

500,000	Viacom, Inc., 6.625% due 05/15/2011	537,889
500,000	Weingarten Realty Investors, REIT, MTN, 4.857% due 01/15/2014	487,366

		8,602,137

Utilities — 0.9%
350,000	AEP Texas Central Company, Series D, 5.500% due 02/15/2013	356,997

TOTAL CORPORATE BONDS AND NOTES
(Cost $17,264,684)		17,316,626

MORTGAGE-BACKED SECURITIES — 18.2%
Collateralized Mortgage Obligations (CMO) – Agency — 3.3%
	FHLMC:
600,000	Series 2780, Class LC, 5.000% due 07/15/2027	602,112
300,000	Series 2802 Class NC, 5.000% due 05/15/2028	301,679
171,232	Series 2132, Class PD, 6.000% due 11/15/2027	174,584
160,333	Series 2351, Class DF, 6.500% due 01/15/2010	163,605

		1,241,980

Commercial Mortgage-Backed Securities — 1.4%
500,000	First Union National Bank — Chase, Series 1999-C2, Class C 6.944% due 06/15/2031(f)	538,700

Mortgage Pass-Through Securities — 13.5%
	FHLMC:
1,334,283	Pool #C01501, Gold, 5.500% due 03/01/2033	1,340,201
339,169	Pool #C30261, 7.500% due 08/01/2029	363,440
55,856	Pool #E62394, 7.500% due 09/01/2010	56,897
	FNMA:
858,725	Pool #767413, 5.500% due 01/01/2034	860,559
833,810	Pool #767413, 5.500% due 07/01/2034	835,591
722,854	Pool #788908, 6.000% due 08/01/2034	739,047

3

169,374	Pool #303105, 11.000% due 11/01/2020	187,357
396,484	Pool #100081, 11.500% due 08/20/2016	440,601
	GNMA:
214,864	Pool #627907, 5.000% due 02/15/2034	212,199
138,458	Pool #780584, 7.000% due 06/15/2027	146,901

		5,182,793

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $7,003,249)		6,963,473

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.5%
Government Sponsored Enterprises (GSE) — 5.5%
	FHLMC:
400,000	4.500% due 07/15/2013	392,642
740,000	5.125% due 11/07/2013	739,352
500,000	6.250% due 03/05/2012	514,472
	FNMA:
95,000	4.375% due 03/15/2013	92,551
200,000	6.000% due 05/15/2011	214,123
150,000	6.125% due 03/15/2012	162,308

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,094,378)		2,115,448

U.S. TREASURY OBLIGATIONS — 2.2%
U.S. Treasury Bonds — 1.6%
135,000	5.375% due 02/15/2031(e)	147,134
375,000	7.500% due 11/15/2016	470,156

		617,290

U.S. Treasury Notes — 0.6%
220,000	4.000% due 02/15/2015	211,372

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $822,958)		828,662

YANKEE SECURITIES — 12.8%
Financials — 1.3%
390,000	Axa, 8.600% due 12/15/2030	511,552

Government — 6.0%
1,250,000	Inter-American Development Bank, MTN, 6.750% due 07/15/2027	1,518,291
750,000	United Mexican States, MTN, 6.375% due 01/16/2013	778,125

		2,296,416

4

Industrials — 5.5%
500,000	British Telecommunications PLC, 8.375% due 12/15/2010	580,899
500,000	Hutchison Whampoa International (03/13) Ltd., 144A, 6.500% due 02/13/2013(g),(j),(k)	527,720
500,000	Telecom Italia Capital SA, 5.250% due 11/15/2013	493,980
500,000	WMC Finance USA, 5.125% due 05/15/2013	500,925

		2,103,524

TOTAL YANKEE SECURITIES
(Cost $4,713,192)		4,911,492

Shares

COLLATERAL FOR SECURITIES ON LOAN(d) — 8.9%
(Cost $3,406,038)
3,406,038	State Street Navigator Securities Lending Trust – Prime Portfolio(h)	3,406,038

TOTAL INVESTMENTS
(Cost $41,342,828)(i)	108.5%	$41,612,165

(a)	All percentages are based on net assets of the Munder Bond Fund (the “Fund”) as of March 31, 2005.

(b)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model, such as matrix pricing, commonly used for valuing such securities. Securities for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	On May 17, 2005, the Board of Trustees approved the Agreement and Plan of Reorganization (the “Reorganization”) of the Munder U.S. Government Income Fund into the Fund. Shareholders of the Munder U.S. Government Income Fund as of the record date, June 20, 2005, will vote on the Reorganization at a special meeting of shareholders to be held on August 11, 2005. The merger, if approved, is expected to be effective at the close of business on August 12, 2005. The Fund will acquire all of the assets and assume all of the liabilities of the Munder U.S. Government Income Fund. The merger transaction is structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. Pursuant to the Reorganization, shareholders of the Munder U.S. Government Income Fund will receive shares of the corresponding class in the Fund with a value equal to their holdings in the Munder U.S. Government Income Fund as of the close of business on the date of the Reorganization.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of

5

business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	Variable rate security. The interest rate shown reflects the rate currently in effect.

(g)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(h)	As of March 31, 2005, the market value of the securities on loan is $3,343,501.

(i)	At March 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $679,481 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $410,144 and net appreciation for financial reporting purposes was $269,337. At March 31, 2005, aggregate cost for financial reporting purposes was $41,342,828.

(j)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(k)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

ABBREVIATIONS:

MTN   — Medium Term Note
REIT  — Real Estate Investment Trust
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association

6

Munder Cash Investment Fund

Portfolio of Investments, March 31, 2005 (Unaudited) (a)

Principal
Amount		Value(b)

CERTIFICATES OF DEPOSIT — 13.5%
Yankee Securities — 13.5%
$20,000,000	Calyon North America, Inc., 2.300% due 10/18/2005	$20,000,000
25,000,000	Rabobank Nederland, 1.925% due 05/13/2005	24,999,428
25,000,000	Societe Generale, 1.450% due 04/15/2005	24,999,952
15,000,000	Westdeutsche Landesbank Girozentrale, 2.800% due 11/23/2005	15,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $84,999,380)		84,999,380

COMMERCIAL PAPER — 46.7%
Domestic Securities — 40.4%
15,000,000	Barton Capital LLC, 2.600% due 04/06/2005(d)	14,994,583
15,000,000	CRC Funding LLC, 2.670% due 04/15/2005(d)	14,984,425
15,000,000	Fcar Owner Trust, Series II, 2.860% due 06/06/2005(d)	14,921,350
15,000,000	Galaxy Funding, Inc., 2.970% due 06/21/2005(d)	14,899,763
15,000,000	Greenwich Capital Holdings, 2.676% due 11/02/2005(d)	15,000,000
20,000,000	International Lease Finance Corporation, 2.850% due 06/06/2005(d)	19,895,500
15,000,000	Jupiter Securitization Corporation, 2.850% due 05/16/2005(d)	14,946,563
20,000,000	Mane Funding Corporation, 2.580% due 04/07/2005(d)	19,991,400
20,000,000	Moat Funding LLC, 2.500% due 04/04/2005(d)	19,995,833
15,000,000	National Rural Utilities Cooperative Finance Corporation, 2.780% due 04/27/2005(d)	14,969,883
20,000,000	New Center Asset Trust, 2.840% due 04/01/2005(d)	20,000,000
20,000,000	Park Avenue Receivables Corporation, 2.580% due 04/04/2005(d)	19,995,700
20,000,000	Preferred Receivables Funding Corporation, 2.710% due 04/12/2005(d)	19,983,439

1

15,000,000	Ranger Funding Company, LLC, 2.750% due 04/15/2005(d)	14,983,958
15,000,000	Scaldis Capital LLC, 2.730% due 04/14/2005(d)	14,985,213

		254,547,610

Yankee Securities — 6.3%
15,000,000	ANZ National Bank, 2.900% due 05/31/2005(d)	14,927,500
15,000,000	HBOS Treasury Services PLC, 3.000% due 06/30/2005	14,887,500
10,000,000	UBS Finance, Inc., 2.830% due 04/01/2005(d)	10,000,000

		39,815,000

TOTAL COMMERCIAL PAPER
(Cost $294,362,610)		294,362,610

CORPORATE BONDS AND NOTES — 16.2%
15,000,000	Beta Finance, Inc., MTN, 144A, 2.798% due 01/27/2006(e),(f),(g),(j)	14,999,690
22,000,000	CC USA, Inc., MTN, 144A, 2.790% due 07/25/2005(e),(f),(g),(j)	21,999,305
25,000,000	K2 USA LLC, MTN, 144A, 2.700% due 06/08/2005(e),(f),(g),(j)	25,000,000
25,000,000	Sigma Finance, Inc., MTN, 144A, 2.760% due 05/18/2005(e),(f),(g),(j)	24,999,679
15,000,000	Wells Fargo Bank NA, 2.790% due 03/22/2006(e)	15,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $101,998,674)		101,998,674

FUNDING AGREEMENTS — 7.9%
25,000,000	Allstate Life Insurance Co., 1.310% due 05/16/2005(e),(h),(i)	25,000,000
25,000,000	Jackson National Life Insurance Co., 2.030% due 09/27/2005(e),(h),(i)	25,000,000

TOTAL FUNDING AGREEMENTS
(Cost $50,000,000)		50,000,000

REPURCHASE AGREEMENTS(c) — 15.7%
79,248,719	Agreement with Lehman Brothers Holdings, Inc., 2.600% dated 03/31/2005, to be repurchased at $79,254,443 on 04/01/2005, collateralized by $113,366,808 U.S. Treasury Strips, 3.650%-3.660%(d) having maturities from 08/15/2012-05/15/2013 (value $80,836,358)	79,248,719

2

20,000,000	Agreement with State Street Bank and Trust Company, 2.400% dated 03/31/2005, to be repurchased at $20,001,333, on 04/01/2005, collateralized by $20,630,000 U.S. Treasury Bill, 2.860% maturing 08/11/2005 (value $20,403,070)	20,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $99,248,719)		99,248,719

TOTAL INVESTMENTS
(Cost $630,609,383)(k)	100.0%	$630,609,383

(a)	All percentages are based on net assets of the Munder Cash Investment Fund (the “Fund”) as of March 31, 2005.

(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	Rates represent annualized yields at date of purchase.

(e)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2005.

(f)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale under the terms of the Funding Agreement.

(i)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 10% of its net assets in illiquid securities. At March 31, 2005, securities subject to restrictions on resale that have not been deemed to be liquid represent $50,000,000, 7.9% of net assets.

Security	Acquisition Date	Cost

Allstate Life Insurance Co., 1.310% due 05/16/2005	5/17/2004	$25,000,000
Jackson National Life Insurance Co., 2.030% due 09/27/2005	9/27/2004	25,000,000

(j)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

(k)	At March 31, 2005, aggregate cost for financial reporting purposes was $630,609,383.

ABBREVIATION:
MTN — Medium Term Note

3

Munder Future Technology Fund®

Portfolio of Investments, March 31, 2005 (unaudited) (a),(b)

Shares		Value(c)

COMMON STOCKS — 98.4%
Biotechnology — 0.2%
10,000	Affymetrix, Inc.†,(i)	$428,400

Commercial Services & Supplies — 0.5%
29,000	Monster Worldwide, Inc.†	813,450

Communications Equipment — 16.5%
44,000	Alvarion Ltd.†,(i)	421,960
46,000	Avaya, Inc.†	537,280
549,200	Cisco Systems, Inc.†	9,825,188
143,000	Corning, Incorporated†	1,591,590
70,939	Juniper Networks, Inc.†	1,564,915
305,400	Lucent Technologies, Inc.†,(i)	839,850
72,000	Motorola, Inc.	1,077,840
168,000	Nokia Corporation, ADR	2,592,240
142,800	Nortel Networks Corporation†	389,844
21,000	Option N.V.†	689,235
217,500	QUALCOMM, Incorporated	7,971,375
19,000	Research In Motion Ltd.†	1,451,980
84,000	Sonus Networks, Inc.†,(i)	356,160

		29,309,457

Computers & Peripherals — 21.4%
104,000	Apple Computer, Inc.†	4,333,680
251,000	Dell, Inc.†	9,643,420
296,000	EMC Corporation†	3,646,720
305,130	Hewlett-Packard Company	6,694,552
102,500	International Business Machines Corporation	9,366,450
19,500	Lexmark International, Inc., Class A†	1,559,415
39,500	Network Appliance, Inc.†	1,092,570
77,500	Novatel Wireless, Inc.†,(i)	833,125
11,000	SanDisk Corporation†	305,800
55,000	Western Digital Corporation†	701,250

		38,176,982

Electronic Equipment & Instruments — 2.2%
167,000	Flextronics International Ltd.†	2,010,680
53,000	Jabil Circuit, Inc.†	1,511,560
58,000	Sanmina-SCI Corporation†	302,760

		3,825,000

Information Technology Services — 6.1%
143,000	Accenture Ltd., Class A†	3,453,450
49,000	Automatic Data Processing, Inc.	2,202,550

1

12,500	Cognizant Technology Solutions Corporation, Class A†	577,500
14,000	Computer Sciences Corporation†	641,900
84,500	First Data Corporation	3,321,695
4,000	Infosys Technologies Limited, ADR(i)	294,920
11,000	Paychex, Inc.	361,020

		10,853,035

Internet & Catalog Retail — 3.7%
28,000	Amazon.com, Inc.†	959,560
86,000	eBay, Inc.†	3,204,360
5,000	IAC/InterActiveCorp†	111,350
92,000	priceline.com Incorporated†,(i)	2,318,400

		6,593,670

Internet Software & Services — 5.8%
50,000	Akamai Technologies, Inc.†,(i)	636,500
27,000	Digital Insight Corporation†,(i)	442,800
31,500	Digital River, Inc.†,(i)	981,540
6,200	Google Inc.†	1,119,162
33,000	Hurray! Holding Co., Ltd., ADR†	278,850
25,000	SINA Corporation†,(i)	776,500
26,000	VeriSign, Inc.†	746,200
415,000	Vignette Corporation†	543,650
144,000	Yahoo! Inc.†	4,881,600

		10,406,802

Semiconductors & Semiconductor Equipment — 23.4%
77,000	Altera Corporation†	1,523,060
99,500	Analog Devices, Inc.	3,595,930
229,000	Applied Materials, Inc.†	3,721,250
50,000	ASM Lithography Holdings N.V., ADR†,(i)	838,500
27,000	Broadcom Corporation, Class A†	807,840
27,000	Fairchild Semiconductor International, Inc.†	413,910
442,000	Intel Corporation	10,267,660
43,000	KLA-Tencor Corporation†	1,978,430
31,000	Lam Research Corporation†	894,660
36,000	Linear Technology Corporation	1,379,160
28,500	Marvell Technology Group Ltd.†	1,092,690
36,000	Maxim Integrated Products, Inc.	1,471,320
57,000	Microchip Technology, Incorporated	1,482,570
119,000	Micron Technology, Inc.†	1,230,460
37,000	National Semiconductor Corporation	762,570
39,000	Novellus Systems, Inc.†	1,042,470
10,000	SigmaTel, Inc.†,(i)	374,300
82,000	Silicon Image, Inc.†,(i)	824,920
66,000	STMicroelectronics NV, NYR(i)	1,099,560
51,924	Taiwan Semiconductor Manufacturing Company, Ltd., ADR	440,316

2

176,700	Texas Instruments, Incorporated	4,504,083
67,000	Xilinx, Inc.	1,958,410

		41,704,069

Software — 18.6%
13,666	Activision, Inc.†	202,257
30,000	Adobe Systems, Incorporated	2,015,100
19,000	Altiris, Inc.†,(i)	453,150
22,000	Amdocs Ltd.†	624,800
58,000	BEA Systems, Inc.†	462,260
25,000	Check Point Software Technologies Ltd.†	543,500
58,500	Computer Associates International, Inc.	1,585,350
24,500	Electronic Arts, Inc.†	1,268,610
19,000	Intuit, Inc.†	831,630
26,000	JAMDAT Mobile Inc.†,(i)	448,240
21,000	Macromedia, Inc.†	703,500
24,000	Macrovision Corporation†	546,960
27,500	Mercury Interactive Corporation†	1,302,950
409,400	Microsoft Corporation	9,895,198
631,625	Oracle Corporation†	7,882,680
42,000	Quest Software, Inc.†	581,280
84,000	Red Hat, Inc.†,(i)	916,440
44,000	Symantec Corporation†	938,520
25,000	TIBCO Software Inc.†	186,250
73,575	VERITAS Software Corporation†,(i)	1,708,411

		33,097,086

TOTAL COMMON STOCKS
(Cost $249,853,954)		175,207,951

LIMITED PARTNERSHIPS — 1.9%
Multi-Industry — 1.9%
13,600,000	Blue Stream Ventures, L.P.†,(h),(j),(k),(l),(m)	1,567,413
2,325,000	New Enterprise Associates 10, L.P.†,(h),(j),(l),(m)	1,793,789

TOTAL LIMITED PARTNERSHIPS
(Cost $14,681,746)		3,361,202

INVESTMENT COMPANY SECURITY — 0.2%
(Cost $450,335)
11,950	Nasdaq-100 Trust, Series 1(i)	436,772

Principal
Amount

CONVERTIBLE BONDS AND NOTES — 0.0%
(Cost $91,750)
Communications Equipment — 0.0%
$100,000	Kestrel Solutions, Inc., 144A 5.500% due 07/15/2005†,(g),(h),(l),(m)	0

3

Shares

COLLATERAL FOR SECURITIES ON LOAN(d) — 6.8%
(Cost $12,036,540)
12,036,540	State Street Navigator Securities Lending Trust — Prime Portfolio(e)	12,036,540

TOTAL INVESTMENTS
(Cost $277,114,325)(f)	107.3%	$191,042,465

†	Non-income producing security.

(a)	All percentages are based on net assets of the Munder Future Technology Fund® (the “Fund”) as of March 31, 2005. Effective July 17, 2005, the name of the Fund will be changed to the Munder Technology Fund.

(b)	The Fund primarily invests in equity securities of technology-related companies. The value of stocks of technology companies is particularly vulnerable to rapid changes in technology product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

(c)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities other than depositary receipts, for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Investment securities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of close of regular trading on the London Stock Exchange. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	The Fund may loan portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	As of March 31, 2005, the market value of the securities on loan is $11,535,814.

(f)	At March 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $9,327,548 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $95,399,408 and net depreciation for financial reporting purposes was $86,071,860. At March 31, 2005, aggregate cost for financial reporting purposes was $277,114,325

(g)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(h)	Fair valued security (see note (c) above). As of March 31, 2005, these securities represent $3,361,202, 1.9% of net assets.

4

(i)	Security, or a portion thereof, is on loan.

(j)	The Fund invests in certain private placements that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At March 31, 2005, the Fund had total commitments to contribute $7,075,000 to various issuers when and if required.

(k)	Affiliated security. The term “affiliate” includes companies in which the Fund owns at least 5% of the company’s voting securities. At, or during the period ended March 31, 2005, the Fund held the following security of an affiliated company:

		Purchased		Sold
	Value at					Value at
Affiliate	6/30/04	Cost	Shares	Cost	Shares	3/31/05

Blue Stream Ventures, L.P.	$4,897,529	$600,000	600,000	—	—	$1,567,413

(l)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(m)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2005, securities subject to restrictions on resale that have not been deemed to be liquid represent $3,361,202, 1.9% of net assets.

Security	Acquisition Date	Cost

Blue Stream Ventures L.P.	07/31/00	$2,776,228
	10/16/00	2,776,228
	05/25/01	1,850,819
	02/13/01	1,850,819
	12/02/02	925,409
	09/24/03	976,237
	04/02/04	976,237
	01/13/05	600,000
Kestrel Solutions, Inc.	07/20/00	91,750
New Enterprise Associates 10 L.P.	10/26/00	236,063
	01/05/01	118,032
	07/27/01	59,016
	09/26/01	118,032
	01/16/02	124,311
	04/23/02	124,311
	07/12/02	124,311
	11/12/02	124,311
	02/04/03	125,594
	07/16/03	127,174
	09/19/03	130,913
	12/10/03	131,294
	04/19/04	131,722
	08/16/04	133,207
	12/28/04	141,478

ABBREVIATIONS:

ADR — American Depositary Receipt
NYR — New York Registered Shares

5

At March 31, 2005, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	88.9%	$158,208,927
Bermuda	2.6	4,546,140
Finland	1.5	2,592,240
Singapore	1.1	2,010,680
Canada	1.0	1,841,824
Switzerland	0.6	1,099,560
China	0.6	1,055,350
Israel	0.5	965,460
Netherlands	0.5	838,500
Belgium	0.4	689,235
Guernsey	0.3	624,800
Taiwan	0.2	440,315
India	0.2	294,920

TOTAL COMMON STOCKS	98.4	175,207,951
LIMITED PARTNERSHIPS	1.9	3,361,202
INVESTMENT COMPANY SECURITY	0.2	436,772
CONVERTIBLE BONDS AND NOTES	0.0	0
COLLATERAL FOR SECURITIES ON LOAN	6.8	12,036,540

TOTAL INVESTMENTS	107.3%	$191,042,465

6

Munder Index 500 Fund

Portfolio of Investments, March 31, 2005 (Unaudited) (a)

Shares		Value(b)

COMMON STOCKS — 97.4%
Consumer Discretionary — 11.2%
Auto Components — 0.2%
6,142	Cooper Tire & Rubber Company	$112,767
13,157	Dana Corporation	168,278
49,377	Delphi Corporation	221,209
15,402	Goodyear Tire & Rubber Company†	205,617
16,846	Johnson Controls, Inc.	939,333
11,377	Visteon Corporation	64,962

		1,712,166

Automobiles — 0.5%
160,909	Ford Motor Company	1,823,099
49,697	General Motors Corporation	1,460,595
25,694	Harley-Davidson, Inc.	1,484,085

		4,767,779

Distributors — 0.1%
15,371	Genuine Parts Company	668,485

Hotels, Restaurants & Leisure — 1.5%
46,355	Carnival Corporation	2,401,653
13,021	Darden Restaurants, Inc.	399,484
9,988	Harrah’s Entertainment, Inc.	645,025
33,792	Hilton Hotels Corporation	755,251
30,360	International Game Technology	809,398
17,628	Marriott International, Inc., Class A	1,178,608
111,818	McDonald’s Corporation	3,482,013
35,121	Starbucks Corporation†	1,814,351
18,661	Starwood Hotels & Resorts Worldwide, Inc.	1,120,220
10,035	Wendy’s International, Inc.	391,766
25,587	YUM! Brands, Inc.	1,325,662

		14,323,431

Household Durables — 0.5%
7,023	Black & Decker Corporation	554,747
11,137	Centex Corporation	637,816
12,781	Fortune Brands, Inc.	1,030,532
3,673	KB Home	431,430
16,775	Leggett & Platt, Incorporated	484,462
7,013	Maytag Corporation	97,972
24,175	Newell Rubbermaid, Inc.	530,399
10,438	Pulte Homes, Inc.	768,550
5,110	Snap-On, Inc.	162,447

1

6,581	Stanley Works (The)	297,922
5,883	Whirlpool Corporation	398,456

		5,394,733

Internet & Catalog Retail — 0.4%
106,348	eBay, Inc.†	3,962,526

Leisure Equipment & Products — 0.2%
8,514	Brunswick Corporation	398,881
25,230	Eastman Kodak Company	821,237
14,638	Hasbro, Inc.	299,347
36,621	Mattel, Inc.	781,858

		2,301,323

Media — 3.9%
46,376	Clear Channel Communications, Inc.	1,598,581
194,414	Comcast Corporation, Class A†	6,567,305
6,178	Dow Jones & Company, Inc.	230,872
22,083	Gannett Co., Inc.	1,746,324
37,144	Interpublic Group of Companies, Inc.†	456,128
6,678	Knight-Ridder, Inc.	449,095
16,723	McGraw-Hill Companies, Inc.	1,459,082
4,028	Meredith Corporation	188,309
12,832	New York Times Company (The), Class A	469,394
253,416	News Corporation	4,287,799
16,376	Omnicom Group, Inc.	1,449,603
403,992	Time Warner, Inc.†	7,090,060
26,185	Tribune Company	1,043,996
25,671	Univision Communications, Inc., Class A†	710,830
149,855	Viacom, Inc., Class B	5,219,450
179,969	Walt Disney Company (The)	5,170,509

		38,137,337

Multiline Retail — 1.2%
9,882	Big Lots, Inc.†	118,782
6,226	Dillard’s, Inc., Class A	167,480
26,496	Dollar General Corporation	580,527
14,766	Family Dollar Stores, Inc.	448,296
14,905	Federated Department Stores, Inc.	948,554
25,073	J.C. Penney Company, Inc.	1,301,790
28,694	Kohl’s Corporation†	1,481,471
25,665	May Department Stores Company	950,118
11,055	Nordstrom, Inc.	612,226
8,437	Sears Holdings Corporation†	1,123,524
78,712	Target Corporation	3,937,174

		11,669,942

Specialty Retail — 2.3%
19,827	AutoNation, Inc.†	375,523
5,992	AutoZone, Inc.†	513,514
26,589	Bed Bath & Beyond, Inc.†	971,562

2

26,290	Best Buy Co., Inc.	1,419,923
16,815	Circuit City Stores, Inc.	269,881
64,751	Gap, Inc. (The)	1,414,162
193,064	Home Depot, Inc. (The)	7,382,767
33,575	Limited Brands, Inc.	815,872
67,964	Lowe’s Companies, Inc.	3,880,065
27,534	Office Depot, Inc.†	610,704
8,199	OfficeMax Incorporated	274,667
13,889	RadioShack Corporation	340,281
11,130	Sherwin-Williams Company (The)	489,609
43,543	Staples, Inc.	1,368,556
12,769	Tiffany & Co.	440,786
42,348	TJX Companies, Inc.	1,043,031
18,884	Toys R Us, Inc.†	486,452

		22,097,355

Textiles, Apparel & Luxury Goods — 0.4%
16,760	Coach, Inc.†	949,119
10,739	Jones Apparel Group, Inc.	359,649
9,508	Liz Claiborne, Inc.	381,556
20,235	NIKE, Inc., Class B	1,685,778
4,930	Reebok International Ltd.	218,399
8,836	V.F. Corporation	522,561

		4,117,062

Total Consumer Discretionary		109,152,139

Consumer Staples — 10.1%
Beverages — 2.2%
68,289	Anheuser-Busch Companies, Inc.	3,236,216
7,945	Brown-Forman Corporation, Class B	434,989
199,169	Coca-Cola Company (The)	8,299,372
30,969	Coca-Cola Enterprises, Inc.	635,484
7,110	Molson Coors Brewing Company	548,678
17,422	Pepsi Bottling Group, Inc. (The)	485,203
147,473	PepsiCo, Inc.	7,820,493

		21,460,435

Food & Staples Retailing — 2.8%
32,347	Albertson’s, Inc.	667,966
41,562	Costco Wholesale Corporation	1,836,209
35,195	CVS Corporation	1,851,961
64,311	Kroger Co. (The)†	1,030,905
39,376	Safeway, Inc.†	729,637
11,854	SUPERVALU, Inc.	395,331
56,028	Sysco Corporation	2,005,802
297,856	Wal-Mart Stores, Inc.(g)	14,925,564
89,735	Walgreen Company	3,986,029

		27,429,404

3

Food Products — 1.2%
54,765	Archer-Daniels-Midland Company	1,346,124
28,595	Campbell Soup Company	829,827
45,323	ConAgra Foods, Inc.	1,224,627
32,064	General Mills, Inc.	1,575,945
30,794	H.J. Heinz Company	1,134,451
19,193	Hershey Foods Corporation	1,160,409
30,858	Kellogg Company	1,335,226
11,953	McCormick & Company, Incorporated	411,542
69,392	Sara Lee Corporation	1,537,727
17,156	Wm. Wrigley Jr. Company	1,124,919

		11,680,797

Household Products — 1.8%
13,467	Clorox Company	848,286
46,161	Colgate-Palmolive Company	2,408,220
42,267	Kimberly-Clark Corporation	2,778,210
221,716	Procter & Gamble Company (The)	11,750,948

		17,785,664

Personal Products — 0.7%
7,473	Alberto-Culver Company	357,658
41,417	Avon Products, Inc.	1,778,446
87,191	Gillette Company	4,401,401

		6,537,505

Tobacco — 1.4%
181,816	Altria Group, Inc.	11,888,948
10,238	Reynolds American, Inc.	825,081
14,490	UST, Inc.	749,133

		13,463,162

Total Consumer Staples		98,356,967

Energy — 8.5%
Energy Equipment & Services — 1.1%
29,679	Baker Hughes, Incorporated	1,320,419
14,255	BJ Services Company	739,549
44,359	Halliburton Company	1,918,527
12,407	Nabors Industries Ltd.†	733,750
14,700	National-Oilwell, Inc.†	686,490
11,967	Noble Corporation	672,665
9,425	Rowan Companies, Inc.†	282,090
51,818	Schlumberger Limited	3,652,133
28,215	Transocean, Inc.†	1,451,944

		11,457,567

Oil & Gas — 7.4%
7,514	Amerada Hess Corporation	722,922
20,850	Anadarko Petroleum Corporation	1,586,685
28,680	Apache Corporation	1,756,076

4

5,804	Ashland, Inc.	391,596
33,977	Burlington Resources, Inc.	1,701,228
184,979	ChevronTexaco Corporation	10,786,126
61,173	ConocoPhillips	6,596,896
42,174	Devon Energy Corporation	2,013,809
56,570	El Paso Corporation	598,511
21,042	EOG Resources, Inc.	1,025,587
561,308	Exxon Mobil Corporation(g)	33,453,957
14,357	Kerr-McGee Corporation	1,124,584
9,633	Kinder Morgan, Inc.	729,218
30,488	Marathon Oil Corporation	1,430,497
34,901	Occidental Petroleum Corporation	2,483,904
6,089	Sunoco, Inc.	630,333
23,760	Unocal Corporation	1,465,754
22,544	Valero Energy Corporation	1,651,799
50,161	Williams Companies, Inc.	943,528
30,500	XTO Energy, Inc.	1,001,620

		72,094,630

Total Energy		83,552,197

Financials — 19.3%
Capital Markets — 2.8%
68,419	Bank of New York Company, Inc. (The)	1,987,572
9,929	Bear Stearns Companies, Inc. (The)	991,907
100,954	Charles Schwab Corporation (The)	1,061,027
32,541	E*TRADE Financial Corporation†	390,492
8,369	Federated Investors, Inc., Class B	236,926
17,375	Franklin Resources, Inc.	1,192,794
39,396	Goldman Sachs Group, Inc. (The)	4,333,166
20,772	Janus Capital Group, Inc.	289,769
24,254	Lehman Brothers Holdings, Inc.	2,283,757
37,213	Mellon Financial Corporation	1,062,059
81,868	Merrill Lynch & Co., Inc	4,633,729
97,795	Morgan Stanley	5,598,764
17,910	Northern Trust Corporation	778,010
29,305	State Street Corporation	1,281,215
10,869	T. Rowe Price Group, Inc.	645,401

		26,766,588

Commercial Banks — 5.7%
31,180	AmSouth Bancorporation	809,121
356,293	Bank of America Corporation(g)	15,712,521
48,168	BB&T Corporation	1,882,406
14,946	Comerica, Inc.(f)	823,226
10,900	Compass Bancshares, Inc.	494,860
45,703	Fifth Third Bancorp	1,964,315
10,829	First Horizon National Corporation	441,715
20,400	Huntington Bancshares Incorporated	487,560
35,763	KeyCorp	1,160,509

5

8,651	M&T Bank Corporation	882,921
18,283	Marshall & Ilsley Corporation	763,315
52,229	National City Corporation	1,749,672
41,364	North Fork Bancorporation, Inc.	1,147,437
24,847	PNC Financial Services Group	1,279,124
40,845	Regions Financial Corporation	1,323,378
29,781	SunTrust Banks, Inc.	2,146,317
27,284	Synovus Financial Corp.	760,132
162,870	U.S. Bancorp	4,693,913
139,407	Wachovia Corporation	7,097,210
149,090	Wells Fargo & Company	8,915,582
7,867	Zions Bancorporation	542,980

		55,078,214

Consumer Finance — 1.2%
103,160	American Express Company	5,299,329
21,766	Capital One Financial Corporation	1,627,444
112,350	MBNA Corporation	2,758,193
25,779	Providian Financial Corporation†	442,368
37,791	SLM Corporation	1,883,503

		12,010,837

Diversified Financial Services — 3.5%
18,499	CIT Group, Inc.	702,962
459,370	Citigroup, Inc.(g)	20,644,088
312,426	JPMorgan Chase & Co.	10,809,940
12,038	Moody’s Corporation	973,393
26,346	Principal Financial Group, Inc.	1,014,057

		34,144,440

Insurance — 4.0%
24,997	ACE Limited	1,031,626
44,106	AFLAC Incorporated	1,643,390
59,655	Allstate Corporation (The)	3,224,949
9,574	Ambac Financial Group, Inc.	715,656
228,911	American International Group, Inc.(g)	12,683,958
27,865	Aon Corporation	636,437
16,813	Chubb Corporation	1,332,767
13,968	Cincinnati Financial Corporation	609,144
26,023	Hartford Financial Services Group, Inc.	1,784,137
11,999	Jefferson-Pilot Corporation	588,551
15,360	Lincoln National Corporation	693,350
14,017	Loews Corporation	1,030,810
46,521	Marsh & McLennan Companies, Inc.	1,415,169
12,410	MBIA, Inc.	648,795
64,406	Metlife, Inc.	2,518,275
17,637	Progressive Corporation (The)	1,618,371
46,074	Prudential Financial, Inc.	2,644,648
11,146	SAFECO Corporation	542,922
58,873	St. Paul Travelers Companies, Inc.	2,162,405

6

9,483	Torchmark Corporation	495,013
26,113	UnumProvident Corporation	444,443
12,271	XL Capital Ltd., Class A	888,052

		39,352,868

Real Estate — 0.5%
8,430	Apartment Investment and Management Company, Class A, REIT	313,596
17,600	Archstone-Smith Trust, REIT	600,336
35,412	Equity Office Properties Trust, REIT	1,066,963
24,895	Equity Residential, REIT	801,868
16,121	Plum Creek Timber Company, Inc., REIT	575,520
16,185	ProLogis, REIT	600,463
19,427	Simon Property Group, Inc., REIT	1,176,888

		5,135,634

Thrifts & Mortgage Finance — 1.6%
51,049	Countrywide Financial Corporation	1,657,051
60,515	Federal Home Loan Mortgage Corporation	3,824,548
85,132	Federal National Mortgage Association	4,635,437
24,838	Golden West Financial Corporation	1,502,699
8,478	MGIC Investment Corporation	522,838
32,981	Sovereign Bancorp, Inc.	730,859
76,738	Washington Mutual, Inc.	3,031,151

		15,904,583

Total Financials		188,393,164

Health Care — 12.7%
Biotechnology — 1.2%
110,099	Amgen, Inc.†	6,408,863
17,290	Applera Corporation — Applied Biosystems Group	341,305
29,297	Biogen Idec Inc.†	1,011,039
13,018	Chiron Corporation†	456,411
21,747	Genzyme Corporation†	1,244,798
38,104	Gilead Sciences, Inc.†	1,364,123
21,863	MedImmune, Inc.†	520,558

		11,347,097

Health Care Equipment & Supplies — 2.1%
4,693	Bausch & Lomb, Inc.	343,997
54,507	Baxter International Inc.	1,852,148
22,280	Becton, Dickinson and Company	1,301,598
22,192	Biomet, Inc.	805,570
66,800	Boston Scientific Corporation†	1,956,572
9,247	C.R. Bard, Inc.	629,536
10,358	Fisher Scientific International, Inc.†	589,577
28,351	Guidant Corporation	2,095,139
13,764	Hospira, Inc.†	444,164
106,298	Medtronic, Inc.	5,415,883
4,368	Millipore Corporation†	189,571

7

11,347	PerkinElmer, Inc.	234,089
31,703	St. Jude Medical, Inc.	1,141,308
32,962	Stryker Corporation	1,470,435
14,015	Thermo Electron Corporation†	354,439
10,655	Waters Corporation†	381,342
21,684	Zimmer Holdings, Inc.†	1,687,232

		20,892,600

Health Care Providers & Services — 2.5%
25,880	Aetna Inc.	1,939,706
9,736	AmerisourceBergen Corporation	557,775
38,089	Cardinal Health, Inc.	2,125,366
40,197	Caremark Rx, Inc.†	1,599,037
11,594	CIGNA Corporation	1,035,344
6,692	Express Scripts, Inc.†	583,476
36,160	HCA Inc.	1,937,091
21,436	Health Management Associates, Inc., Class A	561,195
14,164	Humana, Inc.†	452,398
20,376	IMS Health, Inc.	496,971
11,885	Laboratory Corporation of America Holdings†	572,857
7,581	Manor Care, Inc.	275,645
25,959	McKesson Corporation	979,952
24,223	Medco Health Solutions, Inc.†	1,200,734
7,982	Quest Diagnostics Incorporated	839,148
41,210	Tenet Healthcare Corporation†	475,151
56,405	UnitedHealth Group, Inc.	5,379,909
26,837	WellPoint, Inc.†	3,364,018

		24,375,773

Pharmaceuticals — 6.9%
136,999	Abbott Laboratories	6,386,893
11,571	Allergan, Inc.	803,837
171,809	Bristol-Myers Squibb Company	4,374,257
99,592	Eli Lilly and Company	5,188,743
30,871	Forest Laboratories, Inc.†	1,140,683
261,400	Johnson & Johnson(g)	17,555,624
21,270	King Pharmaceuticals, Inc.†	176,754
194,060	Merck & Co., Inc.	6,281,722
23,619	Mylan Laboratories, Inc.	418,529
655,813	Pfizer, Inc.(g)	17,228,208
129,697	Schering-Plough Corporation	2,354,001
9,664	Watson Pharmaceuticals, Inc.†	296,975
117,409	Wyeth	4,952,312

		67,158,538

Total Health Care		123,774,008

8

Industrials — 11.6%
Aerospace & Defense — 2.1%
73,153	Boeing Company (The)	4,276,524
17,617	General Dynamics Corporation	1,885,900
10,600	Goodrich Corporation	405,874
74,768	Honeywell International, Inc.	2,782,117
10,100	L-3 Communications Holdings, Inc.	717,302
35,295	Lockheed Martin Corporation	2,155,113
31,711	Northrop Grumman Corporation	1,711,760
39,854	Raytheon Company	1,542,350
15,655	Rockwell Collins, Inc.	745,021
45,010	United Technologies Corporation	4,575,717

		20,797,678

Air Freight & Logistics — 1.0%
26,473	FedEx Corporation	2,487,139
5,603	Ryder System, Inc.	233,645
98,334	United Parcel Service, Inc., Class B	7,152,815

		9,873,599

Airlines — 0.1%
12,315	Delta Air Lines, Inc.†	49,876
64,715	Southwest Airlines Co.	921,541

		971,417

Building Products — 0.2%
15,879	American Standard Companies, Inc.	738,056
39,349	Masco Corporation	1,364,230

		2,102,286

Commercial Services & Supplies — 0.9%
23,877	Allied Waste Industries, Inc.†	174,541
14,582	Apollo Group, Inc., Apollo Educational Group, Class A†	1,079,943
8,955	Avery Dennison Corporation	554,583
92,744	Cendant Corporation	1,904,962
13,128	Cintas Corporation	542,318
11,877	Equifax, Inc.	364,505
14,560	H&R Block, Inc.	736,445
10,588	Monster Worldwide, Inc.†	296,993
20,330	Pitney Bowes, Inc.	917,290
18,946	R.R. Donnelley & Sons Company	599,072
14,128	Robert Half International, Inc.	380,891
49,960	Waste Management, Inc.	1,441,346

		8,992,889

Construction & Engineering — 0.1%
7,519	Fluor Corporation	416,778

Electrical Equipment — 0.4%
15,760	American Power Conversion Corporation	411,494
8,133	Cooper Industries Ltd., Class A	581,672

9

36,865	Emerson Electric Co.	2,393,644
15,412	Rockwell Automation, Inc.	872,936

		4,259,746

Industrial Conglomerates — 4.7%
67,941	3M Company	5,821,864
931,661	General Electric Company(g)	33,595,696
11,890	Textron, Inc.	887,232
176,942	Tyco International Ltd.	5,980,639

		46,285,431

Machinery — 1.4%
30,188	Caterpillar, Inc.	2,760,391
3,792	Cummins, Inc.	266,767
24,182	Danaher Corporation	1,291,561
21,664	Deere & Company	1,454,304
17,924	Dover Corporation	677,348
13,453	Eaton Corporation	879,826
24,141	Illinois Tool Works, Inc.	2,161,344
15,220	Ingersoll-Rand Company Limited, Class A	1,212,273
8,116	ITT Industries, Inc.	732,388
5,791	Navistar International Corporation†	210,792
15,242	PACCAR, Inc.	1,103,368
10,874	Pall Corporation	294,903
10,564	Parker-Hannifin Corporation	643,559

		13,688,824

Road & Rail — 0.6%
33,261	Burlington Northern Santa Fe Corporation	1,793,766
18,960	CSX Corporation	789,684
35,181	Norfolk Southern Corporation	1,303,456
22,962	Union Pacific Corporation	1,600,451

		5,487,357

Trading Companies & Distributors — 0.1%
7,302	W.W. Grainger, Inc.	454,696

Total Industrials		113,330,701

Information Technology — 14.7%
Communications Equipment — 2.4%
71,302	ADC Telecommunications, Inc.†	141,891
14,191	Andrew Corporation†	166,177
42,194	Avaya, Inc.†	492,826
50,296	CIENA Corporation†	86,509
568,178	Cisco Systems, Inc.†	10,164,704
17,331	Comverse Technology, Inc.†	437,088
123,901	Corning, Incorporated†	1,379,018
126,994	JDS Uniphase Corporation†	212,080
389,491	Lucent Technologies, Inc.†	1,071,100
215,523	Motorola, Inc.	3,226,379

10

144,701	QUALCOMM Incorporated	5,303,292
13,403	Scientific-Atlanta, Inc.	378,233
40,600	Tellabs, Inc.†	296,380

		23,355,677

Computers & Peripherals — 3.7%
71,822	Apple Computer, Inc.†	2,992,823
216,107	Dell, Inc.†	8,302,831
211,420	EMC Corporation†	2,604,694
26,289	Gateway, Inc.†	105,945
254,568	Hewlett-Packard Company	5,585,222
143,476	International Business Machines Corporation(g)	13,110,837
11,172	Lexmark International, Inc., Class A†	893,425
16,378	NCR Corporation†	552,594
32,235	Network Appliance, Inc.†	891,620
8,024	QLogic Corporation†	324,972
296,961	Sun Microsystems, Inc.†	1,199,722

		36,564,685

Electronic Equipment & Instruments — 0.3%
37,965	Agilent Technologies, Inc.†	842,823
16,110	Jabil Circuit, Inc.†	459,457
14,790	Molex Incorporated	389,864
45,968	Sanmina-SCI Corporation†	239,953
85,370	Solectron Corporation†	296,234
21,371	Symbol Technologies, Inc.	309,666
7,868	Tektronix, Inc.	193,002

		2,730,999

Information Technology Services — 1.1%
11,133	Affiliated Computer Services, Inc., Class A†	592,721
51,246	Automatic Data Processing, Inc.	2,303,508
16,808	Computer Sciences Corporation†	770,647
12,446	Convergys Corporation†	185,819
45,475	Electronic Data Systems Corporation	939,968
70,478	First Data Corporation	2,770,490
16,999	Fiserv, Inc.†	676,560
31,275	Paychex, Inc.	1,026,445
11,569	Sabre Holdings Corporation, Class A	253,130
25,391	SunGard Data Systems, Inc.†	875,989
29,678	Unisys Corporation†	209,527

		10,604,804

Internet Software & Services — 0.4%
114,621	Yahoo! Inc.†	3,885,652

Office Electronics — 0.1%
84,124	Xerox Corporation†	1,274,478

11

Semiconductors & Semiconductor Equipment — 3.0%
34,587	Advanced Micro Devices, Inc.†	557,543
32,703	Altera Corporation†	646,865
32,701	Analog Devices, Inc.	1,181,814
146,653	Applied Materials, Inc.	2,383,111
27,121	Applied Micro Circuits Corporation†	89,228
25,528	Broadcom Corporation, Class A†	763,798
35,309	Freescale Semiconductor, Inc., Class B†	609,080
547,351	Intel Corporation	12,714,964
17,297	KLA-Tencor Corporation†	795,835
27,013	Linear Technology Corporation	1,034,868
33,789	LSI Logic Corporation†	188,881
28,767	Maxim Integrated Products, Inc.	1,175,707
53,909	Micron Technology, Inc.†	557,419
31,273	National Semiconductor Corporation	644,537
12,267	Novellus Systems, Inc.†	327,897
14,609	NVIDIA Corporation†	347,110
15,846	PMC-Sierra, Inc.†	139,445
17,095	Teradyne, Inc.†	249,587
151,313	Texas Instruments Incorporated	3,856,968
30,680	Xilinx, Inc.	896,776

		29,161,433

Software — 3.7%
21,410	Adobe Systems Incorporated	1,438,110
20,158	Autodesk, Inc.	599,902
19,505	BMC Software, Inc.†	292,575
14,944	Citrix Systems, Inc.†	355,966
46,820	Computer Associates International, Inc.	1,268,822
34,004	Compuware Corporation†	244,829
27,068	Electronic Arts, Inc.†	1,401,581
16,263	Intuit, Inc.†	711,831
7,394	Mercury Interactive Corporation†	350,328
889,501	Microsoft Corporation(g)	21,499,239
33,349	Novell, Inc.†	198,760
395,015	Oracle Corporation†	4,929,787
23,754	Parametric Technology Corporation†	132,785
45,257	Siebel Systems, Inc.†	413,196
62,378	Symantec Corporation†	1,330,523
37,108	VERITAS Software Corporation†	861,648

		36,029,882

Total Information Technology		143,607,610

Materials — 3.2%
Chemicals — 1.7%
19,984	Air Products & Chemicals, Inc.	1,264,787
83,866	Dow Chemical Company (The)	4,180,720
87,635	E.I. du Pont de Nemours and Company	4,490,418
6,816	Eastman Chemical Company	402,144

12

19,401	Ecolab, Inc.	641,203
10,709	Engelhard Corporation	321,591
4,477	Great Lakes Chemical Corporation	143,801
9,872	Hercules, Inc.†	143,045
7,792	International Flavors & Fragrances, Inc.	307,784
23,365	Monsanto Company	1,507,043
15,180	PPG Industries, Inc.	1,085,674
28,384	Praxair, Inc.	1,358,458
17,119	Rohm & Haas Company	821,712
6,027	Sigma-Aldrich Corporation	369,154

		17,037,534

Construction Materials — 0.1%
9,014	Vulcan Materials Company	512,266

Containers & Packaging — 0.2%
9,627	Ball Corporation	399,328
9,437	Bemis Company, Inc.	293,680
13,044	Pactiv Corporation†	304,577
7,368	Sealed Air Corporation†	382,694
5,022	Temple-Inland, Inc.	364,346

		1,744,625

Metals & Mining — 0.7%
76,593	Alcoa, Inc.	2,327,661
7,887	Allegheny Technologies, Inc.	190,156
15,756	Freeport-McMoRan Copper & Gold, Inc., Class B	624,095
39,058	Newmont Mining Corporation	1,650,201
14,088	Nucor Corporation	810,905
8,471	Phelps Dodge Corporation	861,755
10,017	United States Steel Corporation	509,364

		6,974,137

Paper & Forest Products — 0.5%
22,867	Georgia-Pacific Group	811,550
43,125	International Paper Company	1,586,569
9,748	Louisiana-Pacific Corporation	245,064
17,788	MeadWestvaco Corporation	566,014
21,380	Weyerhaeuser Company	1,464,530

		4,673,727

Total Materials		30,942,289

Telecommunication Services — 3.0%
Diversified Telecommunication Services — 2.7%
26,580	ALLTEL Corporation	1,457,913
70,323	AT&T Corporation	1,318,556
160,995	BellSouth Corporation	4,232,559
11,869	CenturyTel, Inc.	389,778
29,482	Citizens Communications Company	381,497
146,884	Qwest Communications International, Inc.†	543,471

13

290,341	SBC Communications, Inc.	6,878,178
129,914	Sprint Corporation, FON Common Stock, Series 1	2,955,544
243,507	Verizon Communications, Inc.	8,644,498

		26,801,994

Wireless Telecommunication Services — 0.3%
99,058	Nextel Communications, Inc., Class A†	2,815,228

Total Telecommunication Services		29,617,222

Utilities — 3.1%
Electric Utilities — 2.1%
12,057	Allegheny Energy, Inc.†	249,098
17,209	Ameren Corporation	843,413
33,658	American Electric Power Company, Inc.	1,146,391
25,417	CenterPoint Energy, Inc.	305,766
16,790	Cinergy Corporation	680,331
21,360	Consolidated Edison, Inc.	900,965
15,257	DTE Energy Company	693,888
28,663	Edison International	995,179
18,750	Entergy Corporation	1,324,875
58,395	Exelon Corporation	2,679,747
29,026	FirstEnergy Corp.	1,217,641
34,392	FPL Group, Inc.	1,380,839
31,671	PG&E Corporation	1,079,981
8,030	Pinnacle West Capital Corporation	341,355
16,625	PPL Corporation	897,584
21,742	Progress Energy, Inc.	912,077
65,328	Southern Company (The)	2,079,390
18,114	TECO Energy, Inc.	284,028
21,149	TXU Corp.	1,684,095
35,233	Xcel Energy, Inc.	605,303

		20,301,946

Gas Utilities — 0.1%
14,135	KeySpan Corporation	550,841
3,871	Nicor, Inc.	143,575
23,846	NiSource, Inc.	543,450
3,291	Peoples Energy Corporation	137,959

		1,375,825

Multi-Utilities & Unregulated Power — 0.9%
57,058	AES Corporation (The)†	934,610
46,921	Calpine Corporation†	131,379
18,940	CMS Energy Corporation†	246,978
15,513	Constellation Energy Group, Inc.	802,022
29,961	Dominion Resources, Inc.	2,229,997
82,417	Duke Energy Corporation	2,308,500
29,105	Dynegy, Inc., Class A†	113,800

14

20,980	Public Service Enterprise Group, Inc.	1,141,102
20,890	Sempra Energy	832,258

		8,740,646

Total Utilities		30,418,417

TOTAL COMMON STOCKS
(Cost $622,743,348)		951,144,714

Principal Amount

U.S. TREASURY BILL — 0.4%
(Cost $4,154,999)
$4,200,000	2.755% due 08/18/2005(e),(g)	4,154,999

REPURCHASE AGREEMENT(c) — 2.4%
(Cost $23,733,000)
23,733,000	Agreement with State Street Bank and Trust Company, 2.400% dated 03/31/2005, to be repurchased at $23,734,582 on 04/01/2005, collateralized by $24,830,000 FHLMC, 2.000% maturing 03/05/2019 (value $24,209,250)	23,733,000

TOTAL INVESTMENTS
(Cost $650,631,347)(d)	100.2%	$979,032,713

†	Non-income producing security.

(a)	All percentages are based on net assets of the Munder Index 500 Fund (the “Fund”) as of March 31, 2005.

(b)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. In certain circumstances, however, securities held by the Fund may be valued using the last reported market quotation, if using such market quotation will not materially affect the Fund’s net asset value. Securities for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

15

(d)	At March 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $388,102,097 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $59,700,731 and net appreciation for financial reporting purposes was $328,401,366. At March 31, 2005, aggregate cost for financial reporting purposes was $650,631,347.

(e)	Rate represents annualized yield at date of purchase.

(f)	Affiliated security. The term “affiliate” includes companies with control over the Fund’s advisor. At, or during the period ended March 31, 2005, the Fund held the following security of an affiliated company:

		Purchased		Sold
	Value at					Value at	Realized
Affiliate	12/31/04	Cost	Shares	Cost	Shares	3/31/05	Loss

Comerica, Inc.	$936,413	$16,288	300	$40,575	700	$823,226	$320

(g)	Security, or a portion thereof, pledged as collateral for futures contracts.

ABBREVIATIONS:
FHLMC — Federal Home Loan Mortgage Company
REIT  — Real Estate Investment Trust

16

Munder Intermediate Bond Fund

Portfolio of Investments, March 31, 2005 (Unaudited) (a)

Principal
Amount		Value(b)

ASSET-BACKED SECURITIES — 13.1%
Auto Loan — 2.6%
$3,200,000	National City Auto Receivables Trust, Series 2004-A, Class A3, 2.110% due 07/15/2008	$3,147,636
5,000,000	Volkswagen Auto Loan Enhanced Trust, Series 2003-2, Class A4, 2.940% due 03/22/2010	4,884,463
1,907,956	WFS Financial Owner Trust, Series 2003-4, Class C, 3.020% due 05/20/2011	1,885,557

		9,917,656

Credit Card — 4.1%
5,000,000	Bank One Issuance Trust, Series 2002-A3, Class A3, 3.590% due 05/17/2010	4,926,254
1,550,000	Capital One Master Trust, Series 2001-5, Class A, 5.300% due 06/15/2009	1,576,234
1,300,000	Capital One Multi-Asset Execution Trust, Series 2003-C1, Class C1, 5.360% due 03/15/2011(h), (i)	1,378,775
	MBNA Credit Card Master Note Trust:
2,000,000	Series 2001-C3, Class C3, 6.550% due 12/15/2008	2,061,912
3,500,000	Series 2002-C5, Class C5, 4.050% due 01/15/2008	3,508,931
2,400,000	Series 2004-A7, Class A7, 2.910% due 12/15/2011(i)	2,402,881

		15,854,987

Home Equity Loans — 0.6%
697,703	Contimortgage Home Equity Loan, Series 1997-2, Pass Thru Certificate, Class A9, 7.090% due 04/15/2028	704,090
1,553,486	Wachovia Asset Securitization, Inc., Series 2003-HE1 Trust, Series A1, 3.140% due 03/25/2033(i)	1,554,900

		2,258,990

Student Loans — 0.3%
1,313,845	SLM Student Loan Trust, Series 1997-1, Class A2, 3.409% due 01/25/2010(i)	1,321,042

1

Time Share Receivables — 1.5%
	Marriott Vacation Club Owner Trust, MTN:
1,039,771	Series 2000-1A, Class B, 144A, 7.050% due 09/20/2017(f),(j),(l)	1,060,378
4,831,721	Series 2004-2A, Class A, 144A, 4.192% due 10/20/2026(f),(j),(l)	4,825,878

		5,886,256

Utilities — 1.3%
1,415,000	Connecticut RRB Special Purpose Trust, Series 2001-1, Class A3, 5.730% due 03/30/2009	1,443,507
3,662,528	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.730% due 11/01/2010	3,746,657

		5,190,164

Other — 2.7%
	AIG Credit Premium Finance Master Trust:
2,000,000	Series 2002-1, Class A, 3.010% due 12/15/2006(i)	2,000,625
3,540,000	Series 2003-1, Class A, 3.110% due 11/15/2007(i)	3,541,503
4,780,000	Distribution Financial Services Floorplan Master Trust, Series 2003-2, Class A, 2.910% due 04/15/2008(i)	4,784,383

		10,326,511

TOTAL ASSET-BACKED SECURITIES
(Cost $50,949,813)		50,755,606

CORPORATE BONDS AND NOTES — 35.3%
Financials — 24.9%
3,875,000	Block Financial Corporation, 5.125% due 10/30/2014	3,726,266
1,085,000	Citigroup, Inc., Global Sub Nt., 5.625% due 08/27/2012	1,124,087
2,000,000	City National Corporation, 5.125% due 02/15/2013	1,986,580
2,000,000	Countrywide Home Loans, Inc., MTN, 5.625% due 07/15/2009(h)	2,044,824
5,000,000	Deutsche Bank Financial, 6.700% due 12/13/2006	5,207,170
6,500,000	General Electric Capital Corporation, MTN, 7.375% due 01/19/2010(h)	7,231,556
4,900,000	Goldman Sachs Group, Inc. (The), 5.250% due 10/15/2013	4,867,665
2,260,000	Household Finance Corporation, 8.000% due 07/15/2010	2,585,365

2

3,000,000	Independence Community Bank Corporation (becomes variable April 2009), 3.750% due 04/01/2014(i)	2,838,261
	International Lease Finance Corporation:
2,650,000	MTN, 3.300% due 01/23/2008	2,567,195
3,435,000	5.875% due 05/01/2013(h)	3,540,221
3,000,000	Jackson National Life Global Funding, MTN, 144A, 5.250% due 03/15/2007(f),(j),(l)	3,072,120
5,000,000	Key Bank National Association, MTN, 5.800% due 07/01/2014	5,228,565
3,365,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	3,679,644
2,100,000	Morgan Stanley Group, Inc., 5.300% due 03/01/2013	2,111,918
5,935,000	National Rural Utilities Cooperative Finance Corporation, MTN, 5.540% due 12/15/2005	6,001,205
1,700,000	Ohio Casualty Corporation, 7.300% due 06/15/2014	1,817,059
5,425,000	Protective Life Secured Trust, MTN, 3.700% due 11/24/2008	5,323,439
1,750,000	RBS Capital Trust I, (becomes variable June 2013), 4.709% due 12/29/2049(i)	1,689,926
	SLM Corporation, MTN:
2,085,000	2.820% due 01/25/2007(i)	2,087,909
4,825,000	3.625% due 03/17/2008	4,715,308
5,000,000	SunAmerica Institutional, MTN, 5.750% due 02/16/2009	5,197,795
800,000	Suntrust Bank, MTN, 5.450% due 12/01/2017(h)	808,666
3,360,000	Swiss Bank Corporation, 7.250% due 09/01/2006	3,508,025
5,000,000	UBS Preferred Funding Trust II, (becomes variable June 2011) 7.247% due 06/26/2049(h),(i)	5,638,005
2,970,000	US Bank National Association, 2.870% due 02/01/2007	2,911,072
2,500,000	Washington Mutual Bank FA, MTN, 3.050% due 07/25/2006(i)	2,510,550
2,510,000	Westdeutsche Landesbank, 6.050% due 01/15/2009	2,622,596

		96,642,992

Industrials — 9.5%
3,485,000	American Standard, Inc., 7.375% due 02/01/2008(h)	3,726,723
640,000	Comcast Cable Communications Holdings, Inc., 8.375% due 03/15/2013	760,469

3

3,000,000	CVS Corporation, 4.000% due 09/15/2009	2,927,142
	Ford Motor Company:
2,090,000	5.800% due 01/12/2009	1,996,109
1,700,000	6.500% due 02/15/2006	1,717,573
800,000	General Motors Acceptance Corporation, 6.750% due 12/01/2014(h)	691,043
7,275,000	Merck & Co., Inc., 4.750% due 03/01/2015	7,014,802
3,000,000	Pulte Homes, Inc., 5.250% due 01/15/2014	2,877,921
1,050,000	Toyota Motor Credit Corporation, 5.500% due 12/15/2008	1,086,836
3,255,000	Unilever Capital Corporation, 7.125% due 11/01/2010	3,645,600
5,000,000	Union Texas Petroleum Holdings, Inc. (MAPS), 7.000% due 04/15/2008	5,375,240
4,550,000	Viacom, Inc., 6.625% due 05/15/2011	4,894,790

		36,714,248

Utilities — 0.9%
3,500,000	Virginia Electric and Power Company, 4.100% due 12/15/2008	3,431,729

TOTAL CORPORATE BONDS AND NOTES
(Cost $136,032,525)		136,788,969

MORTGAGE-BACKED SECURITIES — 15.5%
Collateralized Mortgage Obligations (CMO) – Agency — 7.7%
	FHLMC:
7,850,000	Series 1650 Class J, 6.500% due 06/15/2023	8,078,017
658,334	Series 1669 Class G, 6.500% due 02/15/2023	661,136
4,000,000	Series 2734 Class PD, 5.000% due 01/15/2027	4,010,274
8,000,000	Series 2780 Class TC, 5.000% due 05/15/2027	8,028,182
4,500,000	Series 2802 Class NC, 5.000% due 05/15/2028	4,525,189
4,357,783	FNMA, Series 2003-63, Class GU, 4.000% due 07/25/2033	4,303,175

		29,605,973

4

Commercial Mortgage-Backed Securities — 2.5%
2,564,600	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A1A, 7.109% due 11/15/2031	2,690,628
1,915,000	First Union National Bank – Chase, Series 1999-C2, Class C, 6.944% due 06/15/2031	2,063,220
2,000,000	GE Capital Commercial Mortgage Corporation, Series 2003-C2, Class A4, 5.145% due 07/10/2037	2,020,513
3,000,000	Morgan Stanley Capital I Inc., Series 2004-HQ4, Class A6, 4.830% due 04/14/2040	2,960,780

		9,735,141

Mortgage Pass-Through Securities — 5.3%
	FHLMC:
241,423	Pool #A00813, 9.000% due 10/01/2020	255,674
31,690	Pool #E61740, 9.000% due 04/01/2010	32,071
454,500	Pool #F70013, Gold, 7.000% due 12/01/2011	476,738
	FNMA:
274,603	Pool #070225, 7.500% due 08/01/2018	294,198
585,997	Pool #250550, 6.500% due 05/01/2026	611,125
1,185,380	Pool #251518, 6.000% due 02/01/2013	1,224,655
1,430,575	Pool #251760, 6.000% due 06/01/2013	1,478,675
1,382,204	Pool #323406, 6.001% due 11/01/2008	1,438,069
336,064	Pool #490365, 5.460% due 12/01/2028(i)	345,981
2,326,789	Pool #555290, 4.899% due 02/01/2013	2,336,526
7,680,203	Pool #780620, 5.500% due 05/01/2034	7,705,633
1,770,472	Pool #790362, 4.899% due 08/01/2034(i)	1,776,173

5

	GNMA:
194,182	Pool #780077, 8.000% due 03/15/2025	209,585
2,292,569	Pool #781008, 6.000% due 03/15/2029	2,362,209

		20,547,312

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $60,061,851)		59,888,426

U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.9%
Government Agency Debentures — 1.6%
6,000,000	Tennessee Valley Authority, 6.375% due 06/15/2005	6,038,364

Government Sponsored Enterprises (GSE) — 12.3%
	FHLB:
1,455,000	4.500% due 11/15/2012	1,442,899
2,165,000	5.125% due 03/06/2006	2,194,654
	FHLMC:
705,000	2.375% due 04/15/2006	695,356
1,000,000	2.375% due 02/15/2007	971,765
5,000,000	4.250% due 06/15/2005	5,011,970
2,150,000	4.500% due 07/15/2013	2,110,453
2,000,000	4.875% due 11/15/2013	2,008,436
3,550,000	5.625% due 03/15/2011	3,732,704
	FNMA:
5,600,000	2.125% due 04/15/2006	5,510,243
7,200,000	2.875% due 11/09/2006	7,082,806
4,275,000	3.375% due 12/15/2008	4,133,664
2,000,000	4.625% due 10/15/2013(h)	1,972,692
3,600,000	5.250% due 04/15/2007	3,684,460
2,300,000	5.500% due 02/15/2006	2,335,843
3,800,000	6.000% due 05/15/2011	4,068,333
625,000	7.125% due 06/15/2010	698,156

		47,654,434

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $54,460,947)		53,692,798

U.S. TREASURY OBLIGATIONS — 9.8%
U.S. Treasury Notes — 9.8%
1,500,000	2.250% due 02/15/2007(h)	1,459,101
7,800,000	3.125% due 10/15/2008(h)	7,566,304
12,000,000	3.375% due 02/28/2007(h)	11,912,340
6,000,000	4.000% due 11/15/2012(h)	5,857,500
5,935,000	4.000% due 02/15/2015(h)	5,702,236
1,000,000	4.250% due 11/15/2013(h)	984,570
1,800,000	4.250% due 08/15/2014(h)	1,765,125

6

2,125,000	4.250% due 11/15/2014(h)	2,081,089
700,000	5.000% due 08/15/2011(h)	727,234

		38,055,499

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $38,610,187)		38,055,499

YANKEE SECURITIES — 8.6%
Financials — 1.3%
2,000,000	Banco Mercantil Del Norte SA, 144A, 5.875% due 02/17/2014(f),(i),(j),(k)	1,995,000
3,000,000	Chuo Mitsui Trust & Banking Co. Ltd, 144A, (becomes variable May 2015) 5.506% due 04/15/2049(f),(i),(j),(k)	2,868,507

		4,863,507

Government — 1.4%
5,000,000	Inter-American Development Bank, 7.375% due 01/15/2010	5,637,655

Industrials — 5.9%
3,250,000	British Telecommunications PLC, 8.375% due 12/15/2010	3,775,847
3,000,000	France Telecom SA, 8.000% due 03/01/2011(i)	3,432,708
5,500,000	Hutchison Whampoa International (03/13) Ltd., 144A, 6.500% due 02/13/2013(f),(i),(j),(l)	5,804,920
1,800,000	Pemex Finance Ltd., 9.690% due 08/15/2009	1,996,758
3,750,000	Telecom Italia Capital SA, 5.250% due 11/15/2013	3,704,846
4,000,000	WMC Finance USA, 5.125% due 05/15/2013	4,007,404

		22,722,483

TOTAL YANKEE SECURITIES
(Cost $33,988,114)		33,223,645

REPURCHASE AGREEMENT(c) — 3.3%
(Cost $12,865,000)
12,865,000	Agreement with State Street Bank & Trust Company, 2.400% dated 03/31/2005, to be repurchased at $12,865,858 on 04/01/2005, collateralized by $13,175,000 FHLB, 3.800% maturing 04/06/2009 (value $13,125,594)	12,865,000

7

Shares

COLLATERAL FOR SECURITIES ON LOAN(d) — 12.2%
(Cost $47,200,384)
47,200,384	State Street Navigator Securities Lending Trust – Prime Portfolio(e)	47,200,384

TOTAL INVESTMENTS
(Cost $434,168,821)(g)	111.7%	$432,470,327

(a)	All percentages are based on net assets of the Munder Intermediate Bond Fund (the “Fund”) as of March 31, 2005.

(b)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model, such as matrix pricing, commonly used for valuing such securities. Securities for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	As of March 31, 2005, the market value of securities on loan is $46,429,015.

(f)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(g)	At March 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $3,348,737 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $5,047,231 and net depreciation for financial reporting purposes was $1,698,494. At March 31, 2005, aggregate cost for financial reporting purposes was $434,168,821.

(h)	Security, or a portion thereof, is on loan.

(i)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2005.

8

(j)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(k)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2005, securities subject to restrictions on resale that have not been deemed to be liquid represent $4,863,507, 1.3% of net assets.

Security	Acquisition Date	Cost

Banco Mercantil Del Norte SA, 5.875%, due 02/17/2014	02/10/2004	$1,992,680
Chuo Mitsui Trust & Banking Co. Ltd., 5.506%, due 04/15/2049	02/16/2005	3,000,000

(l)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

ABBREVIATIONS:
FHLB  — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MAPS — Mandatory Putable Remarketable Securities
MTN   — Medium Term Note

9

Munder International Bond Fund

Portfolio of Investments, March 31, 2005 (Unaudited) (a),(b)

Principal
Amount(e)			Value(c)

BONDS AND NOTES — 97.7%
Australia — 1.1%
Government — 1.1%
AUD	750,000	Commonweatlh of Australia, 6.250% due 04/15/2015	$604,759

Austria — 9.4%
Government — 9.4%
		Republic of Austria:
EUR	1,770,000	4.300% due 07/15/2014	2,419,144
	1,100,000	4.650% due 01/15/2018	1,543,056
JPY	150,000,000	4.500% due 09/28/2005	1,428,709

			5,390,909

Belgium — 3.2%
Government — 3.2%
		Kingdom of Belgium:
EUR	845,000	3.000% due 09/28/2008	1,103,565
	460,000	5.500% due 03/28/2028	718,281

			1,821,846

Canada — 4.6%
Government — 4.6%
CAD	1,300,000	Government of Canada, 5.500% due 06/01/2010	1,154,476
JPY	154,000,000	Province of Quebec, 1.600% due 05/09/2013	1,486,087

			2,640,563

Denmark — 1.2%
Government — 1.2%
DKK	3,750,000	Kingdom of Denmark, 4.000% due 08/15/2008	677,824

Finland — 1.8%
Government — 1.8%
EUR	750,000	Republic of Finland, 5.000% due 04/25/2009	1,049,545

1

France — 7.8%
Government — 7.8%
		Republic of France:
EUR	1,015,000	4.000% due 10/25/2013	1,361,839
	935,000	5.500% due 04/25/2010	1,349,625
	1,125,000	5.500% due 04/25/2029	1,769,590

			4,481,054

Germany — 8.6%
Corporate — 6.3%
JPY	189,000,000	Bayerische Landesbank, MTN, 1.400% due 04/22/2013	1,800,163
EUR	530,000	KfW Bankengruppe, MTN, 3.125% due 11/15/2006	694,860
JPY	122,000,000	Landwirtschaftliche Rentenbank, MTN, 0.650% due 09/30/2008	1,150,639

			3,645,662

Government — 2.3%
		Federal Republic of Germany:
EUR	720,000	4.250% due 07/04/2014	982,507
	225,000	5.250% due 07/04/2010	322,026

			1,304,533

			4,950,195

Greece — 1.2%
Government — 1.2%
EUR	500,000	Republic of Greece, 4.500% due 05/20/2014	686,287

Italy — 4.6%
Government — 4.6%
		Republic of Italy:
EUR	500,000	1.650% due 09/15/2008	671,911
	750,000	5.000% due 02/01/2012	1,068,100
JPY	95,000,000	0.650% due 03/20/2009	897,690

			2,637,701

Japan — 20.7%
Government — 20.7%
JPY	175,000,000	Development Bank of Japan, Global Bond, 1.750% due 06/21/2010	1,731,353
		Government of Japan:
	360,000,000	0.600% due 09/20/2008	3,390,903
	310,000,000	1.400% due 06/20/2011	3,008,077
	185,000,000	1.900% due 03/20/2008	1,810,911
	203,000,000	Japan Financial Corporation, MTN, 1.350% due 11/26/2013	1,924,342

			11,865,586

2

Netherlands — 10.2%
Corporate — 4.5%
		Bank Nederlandse Gemeenten NV, MTN:
AUD	750,000	5.000% due 02/04/2008	564,701
EUR	1,000,000	4.375% due 07/04/2013	1,369,445
	500,000	Diageo Capital BV, MTN, 3.875% due 01/06/2009	665,153

			2,599,299

Government — 5.7%
		Kingdom of Netherlands:
EUR	520,000	2.750% due 01/15/2009	672,144
	875,000	5.000% due 07/15/2011	1,245,373
	845,000	5.500% due 01/15/2028	1,322,488

			3,240,005

			5,839,304

Norway — 1.1%
Government — 1.1%
NOK	3,250,000	Kingdom of Norway, 6.500% due 05/15/2013	602,373

Portugal — 2.3%
Government — 2.3%
EUR	1,015,00	Republic of Portugal, 3.250% due 07/15/2008
			1,333,755

Singapore — 1.1%
Government — 1.1%
SGD	1,000,000	Government of Singapore, 4.375% due 10/15/2005	613,633

South Africa — 1.2%
Government — 1.2%
EUR	500,000	Republic of South Africa, 5.250% due 05/16/2013	673,272

Spain — 3.1%
Corporate — 3.1%
EUR	1,200,000	Banco Bilbao Vizcaya Argentaria SA, 5.750% due 09/27/2010	1,749,927

Supranational — 1.8%
Corporate — 1.8%
EUR	750,000	European Investment Bank, 4.625% due 04/15/2020	1,043,442

Sweden — 1.8%
Government — 1.8%
SEK	6,500,000	Government of Sweden, Series 1037, 8.000% due 08/15/2007	1,034,123

3

United Kingdom — 3.4%
Corporate — 3.4%
		AIG SunAmerica Institutional Funding III Ltd., MTN:
GBP	520,000	4.375% due 12/30/2008	952,444
JPY	106,000,000	0.950% due 07/15/2009	1,007,134

			1,959,578

United States — 7.5%
Corporate — 5.8%
EUR	500,000	Bank Of America Corporation, 4.750% due 05/06/2019	680,633
JPY	100,000,000	General Electric Capital Corporation, 1.900% due 08/06/2009	985,402
	165,000,000	Proctor & Gamble Company, 2.000% due 06/21/2010	1,638,884

			3,304,919

Government — 1.7%
JPY	100,000,000	Federal National Mortgage Association, MTN, 1.750% due 03/26/2008	973,219

TOTAL BONDS AND NOTES
(Cost $50,498,427)			55,933,814

REPURCHASE AGREEMENT(d) — 0.8%
(Cost $446,000)
U.S.	446,000	Agreement with State Street Bank and Trust Company, 2.400% dated 03/31/2005, to be repurchased at $446,030 on 04/01/2005, collateralized by $460,000 FHLB, 3.800% maturing 04/06/2009 (value $458,407)	446,000

TOTAL INVESTMENTS
(Cost $50,944,427)(f)	98.5%	$56,379,814

(a)	All percentages are based on net assets of the Munder International Bond Fund (the “Fund”) as of March 31, 2005.

(b)	The Fund primarily invests in foreign securities. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. Government securities. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. Government.

(c)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model, such as matrix pricing, commonly used for valuing such securities. Securities for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines

4

approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Investment securities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(e)	Principal amount expressed in terms of currency of issue.

(f)	At March 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $5,557,135 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $121,748 and net appreciation for financial reporting purposes was $5,435,387. At March 31, 2005, aggregate cost for financial reporting purposes was $50,944,427.

ABBREVIATIONS:
AUD — Australian Dollar
CAD  — Canadian Dollar
DKK  — Danish Krone
EUR — Euro
FHLB — Federal Home Loan Bank
GBP  — Great Britain Pound
JPY  — Japanese Yen
MTN — Medium Term Note
NOK  — Norwegian Krone
SEK  — Swedish Krona
SGD  — Singapore Dollar
U.S.  — U.S. Dollar

5

Munder International Equity Fund

Portfolio of Investments, March 31, 2005 (Unaudited) (a),(b),(d)

Shares		Value(c)

COMMON STOCKS — 90.5%
Argentina — 0.0%#
1,100	Alpargatas S.A.I.C., ADR†, (i)	0
956	BBVA Banco Frances SA, ADR(g)	6,023
700	Grupo Financiero Galicia SA, ADR†	5,278
1,700	Petrobras Energia Participaciones SA, ADR†, (g)	20,740
700	Telecom Argentina SA, ADR, Class B†	8,582
474	Telefonica de Argentina SA, ADR†, (g)	4,261
600	Transportadora de Gas del Sur SA, ADR†, (g)	3,318

		48,202

Australia — 2.3%
2,800	Alumina Ltd., ADR(g)	51,520
1,750	Amcor Ltd., ADR	38,972
320	Ansell Ltd., ADR(g)	9,728
3,550	Australia & New Zealand Banking Group Ltd., ADR	283,041
18,158	BHP Billiton Ltd., ADR	508,061
1,100	Boral Ltd., ADR(g)	20,762
3,300	Burns Philip & Company Ltd., ADR†	15,623
3,400	Coca-Cola Amatil Ltd., ADR	45,132
1,200	Coles Myer Ltd., ADR	70,272
5,400	Computershare Ltd., ADR	23,434
19,300	Foster’s Group Limited, ADR	76,588
2,500	ION Limited, ADR(i)	1,925
3,800	Lend Lease Corporation Ltd., ADR(g)	37,037
1,000	Mayne Group Ltd., ADR	14,929
3,000	National Australia Bank Ltd., ADR(g)	329,250
3,200	Newcrest Mining Ltd., ADR	43,096
200	Novogen Limited, ADR†, (g)	3,794
700	Rinker Group Limited, ADR	58,653
970	Rio Tinto Ltd., ADR	135,482
65,000	Santos Ltd.	452,059
1,100	Santos Ltd., ADR	30,690
200	Sims Group Ltd., ADR(g)	10,458
300	Sons of Gwalia, ADR†, (g), (i)	1,470
1,200	Southcorp Holdings Ltd., ADR	19,633
2,500	St. George Bank Ltd., ADR	94,760
300	TABCORP Holdings Ltd., ADR	39,057
11,900	Telstra Corporation Ltd., ADR(g)	234,192
400	Village Roadshow Limited, ADR†	3,961
3,400	Westpac Banking Corp., ADR	251,260

2,800	WMC Resources Ltd., ADR	68,880
6,400	Woodside Petroleum Ltd., ADR(g)	120,303

		3,094,022

Austria — 0.6%
4,900	Bank Austria Creditanstalt AG	482,909
297	Boehler-Uddeholm AG, ADR(g)	13,530
150	BWT AG, ADR(g)	5,088
4,700	Erste Bank der oesterreichischen Sparkassen AG, ADR(g)	123,236
2,020	EVN AG, ADR	28,248
400	Mayr-Melnhof Karton AG, ADR	15,939
1,100	OMV AG, ADR(g)	70,079
2,400	Telekom Austria AG, ADR	93,120
1,200	VA Technologie AG, ADR†	9,825
700	Vienna International Airport, ADR(g)	11,784
3,550	Wienerberger AG, ADR(g)	32,398

		886,156

Bahamas — 0.0%#
200	Kerzner International Ltd.†	12,246
100	Steiner Leisure Limited†	3,269

		15,515

Belgium — 0.4%
700	Delhaize Le Lion SA, ADR(g)	48,055
12,550	Fortis, ADR	358,506
700	Solvay SA, ADR	83,652

		490,213

Belize — 0.0%#
500	Carlisle Holdings, Ltd.(g)	3,315

Bermuda — 1.8%
5,550	Accenture Ltd., Class A†, (g)	134,033
300	Asia Satellite Telecommunications Holdings Ltd., ADR	5,610
4,228,000	Asia Standard International Group Ltd.	184,315
500	Aspen Insurance Holdings Limited(g)	12,605
600	Assured Guaranty Ltd.	10,770
1,250	Axis Capital Holdings Ltd.(g)	33,800
486,000	Bio-Treat Technology Ltd.	176,620
300	Brilliance China Automotive Holdings Ltd., ADR(g)	5,337
200	Central European Media Enterprises Ltd., Class A†, (g)	9,892
300	China Yuchai International Limited†, (g)	2,532
500	ChipMos Technologies (Bermuda) Ltd.†, (g)	3,210
600	Credicorp Ltd.	10,332
450	Endurance Specialty Holdings Ltd.	17,028
6,100	First Pacific Company Ltd., ADR†, (g)	9,679
4,300	Frontline Ltd.	205,294
600	Frontline Ltd., ADR(g)	29,400
220	Global Sources Ltd.	2,365

500	Golar LNG Limited†	6,375
350	IPC Holdings Ltd.	13,748
3,500	Johnson Electric Holdings, ADR(g)	31,637
100	Knightsbridge Tankers Ltd.(g)	3,896
458,000	Li & Fung Ltd.	836,811
2,648	Marvell Technology Group Ltd.†, (g)	101,525
400	Max Re Capital Ltd.	9,412
310,000	Midland Realty (Holdings) Ltd.	192,775
500	Montpelier Re Holdings Ltd.	17,575
8,300	Nelson Resources Ltd.†, (g)	12,694
200	Orient-Express Hotels Ltd., Class A	5,220
400	PartnerRe Ltd.	25,840
268,000	People’s Food Holdings Ltd.	196,414
300	Platinum Underwriters Holdings Ltd.(g)	8,910
100	Pxre Group Ltd.	2,565
500	RenaissanceRe Holdings Ltd.	23,350
3,050	SCMP Group Ltd., ADR	6,795
200	Sea Containers Ltd., Class A (g)	3,652
900	Shangri-La Asia Ltd., ADR	26,310
2,404	Ship Finance International Limited(g)	48,801
900	SmarTone Telecommunications Holdings Ltd., ADR	4,962
100	Tsakos Energy Navigation Limited	4,403
500	Varitronix International Ltd., ADR	2,564
200	VTech Holdings Limited, ADR	2,782
400	W.P. Stewart & Company Ltd.(g)	9,064
1,200	Willis Group Holdings Ltd.(g)	44,244

		2,495,146

Brazil — 1.9%
2,500	All America Latina Logistica, PRF	13,730
5,425	Aracruz Celulose SA, ADR	194,215
1,800	Banco Bradesco SA, ADR(g)	52,200
840	Banco Itau SA, ADR, PRF(g)	68,166
3,580	Brasil Telecom Participacoes SA, ADR, PRF(g)	116,887
700	Brasil Telecom SA, ADR	8,561
400	Braskem SA, Class A, ADR	16,200
8,700	Centrais Eletricas Brasileiras SA, ADR	58,251
1,300	Centrais Eletricas Brasileiras SA, ADR, PRF(g)	8,435
400	Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR, PRF(g)	8,396
3,200	Companhia de Bebidas das Americas, ADR, PRF(g)	92,448
850	Companhia De Saneamento Basico do Estado de Sao Paulo, ADR	10,464
727	Companhia Energetica de Minas — Cemig, ADR(g)	16,590
1,100	Companhia Paranaense de Energia — Copel, ADR	4,423
1,000	Companhia Paranaense de Energia — Copel, ADR, PRF	4,680
200	Companhia Siderurgica de Tubarao, ADR(g)	12,297
2,800	Companhia Siderurgica Nacional, ADR(g)	67,480
7,250	Companhia Vale do Rio Doce, ADR†	231,749

12,000	Companhia Vale do Rio Doce, ADR, PRF, Class A	324,093
1,500	CPFL Energy Incorporated, ADR†, (g)	30,600
891	Embraer Empresa Brasileira de Aeronautica SA, ADR(g)	27,888
300	Embratel Participacoes SA, ADR†, (g)	2,445
1,520	Gerdau SA, ADR(g)	25,080
300	Gol — Linhas Aereas Inteligentes SA, ADR†, (g)	7,539
500	Klabin SA, ADR	8,332
900	Net Servicos de Comunicacao SA, ADR, PRF†, (g)	3,240
100	Perdigao SA, ADR(g)	3,830
11,600	Petroleo Brasileiro SA — Petrobras, ADR, Class A(g)	512,488
4,424	Petroleo Brasileiro SA — Petrobras, ADR, PRF(g)	170,191
300	Sadia SA, ADR, PRF(g)	4,917
100,000	Sadia SA, PRF	165,323
700	Tele Centro Oeste Celular Participacoes SA, ADR, PRF	6,937
2,537	Tele Norte Leste Participacoes SA, ADR, PRF(g)	39,247
440	Tele Sudeste Celular Participacoes SA, ADR, PRF	4,108
200	Telecomunicacoes Brasileiras SA, ADR(g)	5,790
3,200	Telecomunicacoes de Sao Paulo SA — Telesp, ADR, PRF(g)	61,248
100	Telemig Celular Participacoes SA, ADR, PRF(g)	2,895
3,930	Telesp Celular Participacoes SA, ADR, PRF†, (g)	23,502
223	Tim Participacoes SA, ADR(g)	3,347
115	Ultrapar Participacoes SA, ADR, PRF(g)	1,835
6,000	Unibanco Uniao Bancos Brasileiros SA, GDR	206,280
749	Votorantim Celulose e Papel SA, ADR	9,737

		2,636,064

British Virgin Islands — 0.0%#
150	Deswell Industries, Inc.	2,413
330	Nam Tai Electronics, Inc.(g)	8,778
700	Tommy Hilfiger Corporation†	8,190
200	UTI Worldwide, Inc.(g)	13,890

		33,271

Canada — 4.7%
400	Aber Diamond Corporation†	12,200
4,200	Abitibi-Consolidated, Inc.	19,446
700	Agnico Eagle Mines Ltd.	10,185
1,000	Agrium, Inc.	18,250
3,600	Alcan, Inc.	136,512
300	Alliance Atlantis Communications, Inc., Class B†	7,428
700	Angiotech Pharmaceuticals, Inc.†	10,745
2,400	ATI Technologies, Inc.†, (g)	41,424
350	Axcan Pharma Inc.†, (g)	5,891
900	Ballard Power Systems, Inc.†, (g)	4,653
4,800	Bank of Montreal(g)	222,816
9,700	Bank of Nova Scotia (The)	316,802
5,100	Barrick Gold Corporation	122,196
8,964	BCE, Inc.(g)	224,010

3,800	Bema Gold Corporation†	10,184
1,200	Biovail Corporation†	18,096
2,475	Brascan Corporation, Class A	93,431
1,300	Brookfield Properties Corporation	50,050
2,400	CAE, Inc.	11,880
2,600	Cambior, Inc.†	5,642
1,200	Cameco Corporation(g)	53,088
3,400	Canadian Imperial Bank of Commerce	206,040
2,800	Canadian National Railway Company	177,268
2,600	Canadian Natural Resources Ltd.	147,732
1,250	Canadian Pacific Railway Ltd.	44,963
1,400	Celestica, Inc.†	18,914
4,000	CGI Group, Inc., Class A†	25,240
100	CHC Helicopter Corporation, Class A	4,596
400	Cinram International, Inc.	8,488
700	Cognos, Inc.†, (g)	29,358
300	Corus Entertainment, Inc., Class B	7,275
500	Cott Corporation†, (g)	12,115
725	CP Ships Ltd.	10,281
400	Creo, Inc.†	6,424
1,800	Crystallex International Corporation†	6,318
1,800	Domtar, Inc.	15,228
200	Dorel Industries, Inc., Class B†, (g)	6,554
800	Emera, Inc.	12,235
1,300	Enbridge, Inc.	66,924
4,420	Encana Corp	311,256
105,000	Energem Resources Inc.†	320,299
400	Extendicare, Inc., Class A†	6,512
100	Fairfax Financial Holdings Limited(g)	14,950
625	Fairmont Hotels & Resorts, Inc.(g)	20,713
200	FirstService Corporation†	4,038
200	Four Seasons Hotels, Inc.	14,140
2,800	Gerdau Ameristeel Corporation	16,940
200	Gildan Activewear, Inc., Class A†, (g)	8,500
1,500	Goldcorp, Inc.	21,315
1,000	Golden Star Resources Ltd.†, (g)	2,870
300	GSI Lumonics, Inc.†	2,712
200	Hub International Limited	3,860
100	Hummingbird Ltd.†	2,399
4,100	Husky Energy, Inc.	123,137
500	Hydrogenics Corporation†	2,176
1,100	IAMGOLD Corporation	6,754
300	ID Biomedical Corporation†	4,578
300	Imax Corporation†, (g)	2,772
800	Imperial Oil Ltd.	60,912
1,400	Inco Ltd.†	55,720
300	Intertape Polymer Group, Inc.†	2,307
400	Intrawest Corporation	7,652
350	Ipsco, Inc.	17,850

1,300	Ivanhoe Energy, Inc.†	3,588
2,800	Ivanhoe Mines Ltd.†	20,916
400	Kingsway Financial Services, Inc.	6,184
3,300	Kinross Gold Corporation†	19,800
700	Lions Gate Entertainment Corp.†, (g)	7,735
802	Magna International, Inc., Class A	53,654
7,800	Manulife Financial Corporation	373,776
400	Masonite International Corporation†	13,920
200	MDC Partners, Inc., Class A†	1,902
1,100	MDS, Inc.	15,983
1,000	Methanex Corporation	19,430
400	MI Developments, Inc., Class A	12,700
300	Minefinders Corporation Ltd.†	2,004
1,200	Miramar Mining Corporation†	1,284
1,300	National Bank of Canada	56,282
200	Neurochem, Inc.†, (g)	2,382
1,000	Nexen, Inc.	54,930
2,900	Noranda, Inc.	58,638
41,200	Nortel Networks Corporation†, (g)	112,476
400	North American Palladium Ltd.†, (g)	3,004
650	NOVA Chemicals Corporation	27,918
720	Novelis Inc.	15,782
400	Open Text Corporation†	7,220
100	Oppenheimer Holdings, Inc., Class A	2,219
400	PAN American Silver Corp.†, (g)	6,342
2,600	Petro-Canada	150,436
600	PetroKazakhstan, Inc., Class A	24,102
4,000	Placer Dome, Inc.	64,880
800	Potash Corporation of Saskatchewan	70,008
3,800	Power Corporation of Canada	94,148
400	Precision Drilling Corporation†	29,864
500	QLT Inc.†, (g)	6,430
700	Quebecor World, Inc.	16,492
1,400	Research In Motion Ltd.†	106,988
300	Ritchie Bros. Auctioneers Incorporated	9,480
2,200	Rogers Communications, Inc., Class B(g)	59,928
6,200	Royal Bank of Canada	377,456
600	Royal Group Technologies Ltd.†	6,330
1,700	Shaw Communications, Inc., Class B	34,646
200	Sierra Wireless, Inc.†	1,644
6,000	Sun Life Financial, Inc.	195,240
4,400	Suncor Energy, Inc.	176,924
400	SunOpta, Inc.†, (g)	2,040
3,710	Talisman Energy, Inc.	126,696
1,420	Teck Cominco Ltd., Class B	52,649
1,600	Telesystem International Wireless, Inc.†, (g)	24,400
1,315	TELUS Corporation	40,515
700	Tembec, Inc.†	3,356
300	Tesco Corporation†	3,462

6,300	Thomson Corporation	210,105
500	TLC Vision Corporation†	4,735
6,300	Toronto-Dominion Bank (The)	260,505
1,500	TransAlta Corporation(g)	22,890
4,652	TransCanada Corporation	114,904
600	Vasogen, Inc.†, (g)	2,430
600	Westaim Corporation (The)†	1,512
5,500	Wheaton River Minerals Ltd.†	19,525
1,000	Zarlink Semiconductor, Inc.†	1,600

		6,451,633

Cayman Islands — 0.3%
400	Apex Silver Mines Ltd.†, (g)	6,408
1,000	ASAT Holdings Ltd., ADR†, (g)	1,010
622,500	Chaoda Modern Agriculture (Holdings) Ltd.	247,427
800	chinadotcom corporation†	2,512
100	Ctrip.com International Ltd., ADR†, (g)	3,785
57	EganaGoldpfeil (Holdings) Ltd., ADR	3,881
800	Garmin Ltd.(g)	37,056
2,900	Hutchison Telecommunications International Limited, ADR†, (g)	40,977
200	Linktone Ltd., ADR†, (g)	1,454
200	NetEase.com, Inc., ADR†, (g)	9,642
300	O2Micro International Ltd.†	3,087
100	Scottish Re Group Limited(g)	2,252
3,500	Semiconductor Manufacturing International Corporation, ADR†, (g)	34,125
700	Shanda Interactive Entertainment Limited, ADR†	21,140
400	TOM Online, Inc., ADR†, (g)	5,028
100	United America Indemnity, Ltd.†	1,884

		421,668

Channel Islands — 0.0%#
1,700	Amdocs Ltd.†	48,280
500	Randgold Resources Ltd., ADR†	6,180

		54,460

Chile — 0.3%
200	Administradora de Fondos de Pensiones Provida, ADR	4,902
300	Banco Bilbao Vizcaya Argentaria Chile SA, ADR	8,426
889	Banco de Chile, ADR	30,137
5,429	Banco Santander Chile, ADR(g)	179,863
500	Compania Cervecerias Unidas SA, ADR(g)	12,275
1,675	Compania de Telecomunicaciones de Chile SA, ADR(g)	18,659
150	Cristalerias de Chile, ADR	4,478
700	Distribucion y Servicio D&S SA, ADR(g)	13,321
500	Embotelladora Andina SA, ADR, Class A	6,475
500	Embotelladora Andina SA, ADR, Class B	6,680
2,600	Empresa Nacional de Electricidad SA/ Chile, ADR(g)	51,766
6,260	Enersis SA, ADR	52,584

500	Lan Chile SA, ADR	17,800
300	Madeco SA, ADR†	2,898
200	MASISA SA, ADR	3,843
800	Quinenco SA, ADR	9,648
100	Sociedad Quimica y Minera de Chile SA, ADR, Class A	8,350
100	Sociedad Quimica y Minera de Chile SA, ADR, Class B(g)	8,055
100	Vina Concha Y Toro SA, ADR	7,594

		447,754

China — 0.4%
300	Aluminum Corporation of China Ltd., ADR(g)	17,556
600	Beijing Datang Power Generation Co., Ltd., ADR(g)	8,693
100	China Eastern Airlines Corporation Limited, ADR†, (g)	1,755
1,400	China Life Insurance Company Limited, ADR†	37,226
1,300	China Petroleum & Chemical Corporation (Sinopec), ADR(g)	53,001
200	China Southern Airlines Company Ltd., ADR†	3,310
1,150	China Telecom Corporation Ltd., ADR	40,066
200	Guangshen Railway Company Ltd., ADR	3,568
600	Huaneng Power International, Inc., ADR	17,724
200	Jiangxi Copper Company Limited, ADR(g)	4,257
1,400	PetroChina Co Ltd., ADR(g)	88,508
267	Shanghai Chlor-Alkali Chemical Co Ltd., ADR†	681
400	SINA Corporation†	12,424
200	Sinopec Beijing Yanhua Petrochemical Company Limited, ADR	4,724
200	Sinopec Shanghai Petrochemical Company Ltd., ADR(g)	8,138
750,000	Tianjin Capital Environmental Protection Company Ltd.	259,640
300	Tsingtao Brewery Ltd., ADR(g)	3,135
200	Yanzhou Coal Mining Company Ltd., ADR(g)	13,672

		578,078

Columbia — 0.0%#
300	Bancolombia SA, ADR	4,008

Denmark — 0.3%
300	Aktieselskabet Dampskibsselskabet TORM, ADR(g)	16,047
6,500	Danske Bank AS, ADR(g)	189,086
2,950	Novo Nordisk AS, ADR(g)	164,669
4,200	TDC AS, ADR(g)	88,158

		457,960

Egypt — 0.4%
45,003	Medinet Nasr Housing & Development Company	496,585

Finland — 1.0%
1,200	Amer Group, ADR	10,800
1,062	Metso Corporation, ADR(g)	19,169
45,000	Nokia Corporation, ADR	694,350
30,000	Sampo Oyj, A Shares	435,708

6,400	Stora Enso Oyj, ADR(g)	89,920
5,100	UPM-Kymmene Oyj, ADR(g)	113,883

		1,363,830

France — 7.7%
4,000	Accor SA, ADR	98,149
5,308	Air Liquide, ADR (g)	195,780
12,393	Alcatel SA, ADR†, (g)	149,584
11,000	Altran Technologies SA, ADR†, (g)	12,295
15,670	AXA†	417,577
18,300	AXA, ADR	488,244
17,100	BNP Paribas, ADR(g)	607,269
5,954	BNP Paribas SA	421,944
700	Business Objects SA, ADR†, (g)	18,823
6,100	Canal Plus, ADR	10,030
600	Ciments Francais SA, ADR(g)	28,969
1,291	Clarins SA, ADR	16,520
500	Compagnie Generale de Geophysique SA, ADR†	8,630
900	Dassault Systemes SA, ADR	42,336
200	Flamel Technologies SA, ADR†, (g)	2,588
23,800	France Telecom, ADR(g)	710,906
12,633	France Telecom SA	378,420
12,900	Groupe Danone, ADR(g)	257,613
4,100	Havas SA, ADR (g)	23,616
6,566	Lafarge SA, ADR(g)	159,554
1,100	Lagardere S.C.A., ADR	83,489
5,100	Neopost SA	441,777
2,762	Pernod-Ricard, ADR(g)	96,651
2,375	Peugeot SA, ADR	151,308
13,000	Publicis Groupe	399,191
1,550	Publicis Groupe, ADR(g)	47,787
6,100	Rhodia SA, ADR†, (g)	13,054
4,650	Sanofi-Aventis	392,244
30,991	Sanofi-Aventis, ADR(g)	1,312,159
7,900	Scor SA, ADR†	16,827
21,500	Societe Generale, ADR	447,916
1,200	Sodexho Alliance SA, ADR	39,900
9,700	Suez SA, ADR(g)	261,706
775	Technip SA, ADR(g)	32,310
2,640	Thomson, ADR(g)	71,280
12,605	Total SA, ADR(g)	1,477,684
3,743	Total SA, Class B	876,099
1,300	Valeo SA, ADR	29,009
1,200	Veolia Environment, ADR	42,636
10,300	Vivendi Universal SA, ADR†, (g)	315,180

		10,597,054

Germany — 7.0%
2,600	Adidas-Salomon AG	412,745
2,469	Allianz AG	313,604
27,700	Allianz AG, ADR(g)	352,344
1,050	ALTANA AG, ADR(g)	66,675
5,300	BASF AG, ADR	373,915
7,000	Bayer AG, ADR	231,630
5,260	Bayerische Hypo- und Vereinsbank AG, ADR(g)	128,861
400	Celanese AG	24,514
5,800	Commerzbank AG, ADR†, (g)	126,110
1,100	Continental AG, ADR	85,348
9,771	Daimler Chrysler Aerospace AG(g)	436,959
5,200	Deutsche Bank AG(g)	448,240
5,000	Deutsche Bank AG	431,493
4,400	Deutsche Lufthansa AG, ADR(g)	65,217
20,213	Deutsche Telekom AG†	403,652
40,500	Deutsche Telekom AG, ADR†	808,380
5,158	E.ON AG	442,721
20,100	E.ON AG, ADR(g)	577,875
500	Epcos AG, ADR†	6,930
1,603	Fresenius Medical Care AG, ADR	43,570
9,900	Hannover Rueckversicherung AG	391,682
500	Henkel KGaA, ADR, PRF	45,390
700	Henkel KGaA, ADR	59,589
990	Hypo Real Estate Holding AG, ADR†	40,194
3,600	Infineon Technologies AG, ADR†, (g)	34,380
28	Pfeiffer Vacuum Technology AG, ADR	1,415
100	Puma AG Rudolf Dassler Sport, ADR	25,009
7,300	Rheinmetall AG, PRF	388,117
6,550	RWE AG	396,231
5,100	RWE AG, ADR(g)	309,205
12,204	SAP AG, ADR	489,136
1,500	Schering AG, ADR(g)	100,200
400	Schwarz Pharma AG, ADR	17,675
1,300	SGL Carbon AG, ADR(g)	5,577
8,650	Siemens AG, ADR(g)	683,869
12,000	Software AG	393,071
5,100	Volkswagen AG, ADR, PRF	36,866
15,500	Volkswagen AG, ADR	147,941
6,235	Vossloh AG	318,073

		9,664,403

Greece — 0.6%
9,100	Alpha Bank A.E., ADR(g)	77,051
2,300	Coca Cola Hellenic Bottling Company SA, ADR(g)	57,615
9,500	Hellenic Telecommunication Organization SA, ADR	83,600
600	M.J. Maillis SA, ADR†	3,104
15,500	National Bank of Greece SA	525,404

15,966	National Bank of Greece SA, ADR	109,846
650	TIM Hellas Telecommunications SA, ADR	13,689

		870,309

Hong Kong — 2.4%
14,348	Bank of East Asia, ADR(g)	41,299
450	Beijing Enterprises Holdings Ltd., ADR(g)	6,433
6,500	Cathay Pacific Airways, ADR	61,255
40,000	Cheung Kong (Holdings) Ltd.	353,880
38,000	China Mobile (Hong Kong) Ltd., ADR	623,580
3,100	China Netcom Group Corporation (Hong Kong) Limited, ADR†	86,769
200	China Pharmaceutical Group, Ltd., ADR	2,552
10,200	China Resources Enterprise Ltd., ADR(g)	27,987
12,100	China Unicom Ltd., ADR(g)	93,412
4,200	Citic Pacific Ltd., ADR	61,525
23,200	CLP Holdings Ltd., ADR(g)	132,073
4,000	Cnooc Ltd., ADR(g)	218,840
2,600	Hang Lung Group Ltd, ADR	22,752
6,400	Hang Lung Properties Ltd., ADR(g)	46,363
18,500	Hang Seng Bank Ltd., ADR	245,501
5,400	Henderson Investment Ltd., ADR(g)	37,388
17,500	Henderson Land Development Company Ltd., ADR	77,859
1,300	Hong Kong Aircraft Engineering Company Ltd., ADR	8,284
54,248	Hong Kong and China Gas Ltd., ADR	106,765
20,600	Hong Kong Electric Holdings Ltd., ADR(g)	91,651
8,600	Hopewell Holdings Ltd., ADR(g)	20,289
5,100	Hysan Development Ltd., ADR(g)	20,206
690,000	i-CABLE Communications, Ltd.	249,928
800	i-CABLE Communications, Ltd., ADR	5,640
3,600	Lenovo Group Ltd., ADR(g)	24,463
5,200	MTR Corporation Ltd., ADR	80,007
16,700	New World Development Company Ltd., ADR(g)	32,760
5,139	PCCW Ltd., ADR(g)	28,984
700	Shanghai Industrial Holdings Ltd., ADR	14,809
2,050	Shun TAK Holdings Ltd., ADR	19,319
23,200	Sun Hung Kai Properties Ltd., ADR	210,454
9,000	Swire Pacific Ltd., ADR, Class A	71,256
5,800	Swire Pacific Ltd., ADR, Class B	43,132
2,600	Techtronic Industries Company Ltd., ADR(g)	28,752
1,700	Television Broadcasts Ltd., ADR	17,132
1,100	Wing Hang Bank Ltd., ADR(g)	13,399

		3,226,698

Hungary — 0.3%
15,100	Magyar Tavkozlesi Rt — Matav, ADR	355,605

India — 0.8%
600	Dr. Reddy’s Laboratories Ltd., ADR	10,284
700	HDFC Bank Ltd., ADR	29,421

3,550	ICICI Bank Ltd., ADR(g)	73,556
2,600	Infosys Technologies Limited, ADR(g)	191,698
16,800	ITC Ltd., GDR	506,520
3,000	Mahanagar Telephone Nigam Ltd., ADR	19,020
1,200	Satyam Computer Services Ltd., ADR	28,032
300	Sify Limited, ADR†	1,302
3,500	Tata Motors Limited, ADR†, (g)	33,950
1,100	Videsh Sanchar Nigam Ltd., ADR	9,262
6,800	Wipro Ltd., ADR(g)	138,788

		1,041,833

Indonesia — 0.2%
455,000	Indonesian Satellite Corp Tbk PT†	234,226
4,840	Telekomunikasi Indonesia Tbk PT, ADR(g)	90,702
7,150	Toba Pulp Lestari Tbk PT, ADR†, (i)	0

		324,928

Ireland — 1.4%
18,850	Allied Irish Banks PLC	394,766
4,200	Allied Irish Banks PLC, ADR(g)	175,182
16,670	Anglo Irish Bank Corporation PLC	417,204
300	Anglo Irish Bank Corporation PLC, ADR	75,328
1,900	Bank of Ireland, ADR	120,346
5,100	CRH, ADR	134,079
3,800	Elan Corporation PLC, ADR†, (g)	12,312
100	ICON plc, ADR†, (g)	3,752
145,000	Independent News & Media PLC	479,473
1,200	Ryanair Holdings PLC, ADR†	52,524
800	Skillsoft Pub Ltd. Co., ADR†, (g)	2,944
800	Waterford Wedgwood PLC, ADR†	448

		1,868,358

Israel — 0.4%
400	Alvarion Ltd.†	3,836
69	American Israeli Paper Mills	3,438
300	AudioCodes Ltd.†, (g)	3,378
300	Blue Square-Israel Ltd., ADR	2,868
2,400	Check Point Software Technologies Ltd.†	52,176
800	ECI Telecom Ltd.†	5,752
300	Elbit Systems Ltd.	6,999
200	Elron Electronic Industries Ltd.†	3,080
5,700	Given Imaging Ltd.†, (g)	168,321
600	Koor Industries Ltd., ADR†, (g)	6,336
300	M-Systems Flash Disk Pioneers Ltd., ADR†, (g)	6,612
100	NICE-Systems Ltd., ADR†, (g)	3,222
300	Orbotech Ltd.†	6,570
1,400	Partner Communications Company Ltd., ADR†	12,754
200	RADVision Ltd.†, (g)	2,532
100	RADWARE, Ltd.†	2,347
150	Retalix Ltd.†	3,562

200	Syneron Medical Ltd.†	6,372
200	Taro Pharmaceutical Industries Ltd.†	6,312
6,000	Teva Pharmaceutical Industries Ltd., ADR(g)	186,000
500	Tower Semiconductor Ltd.†	885

		493,352

Italy — 2.4%
672	Benetton Group SpA, ADR	12,950
300	De Rigo SpA, ADR†	2,016
100	Ducati Motor Holding SpA, ADR†, (g)	1,380
11,800	Enel SpA, ADR(g)	566,518
28,411	ENI SpA	737,944
7,700	ENI SpA, ADR(g)	1,002,232
7,715	Fiat SpA, ADR†, (g)	56,088
4,400	Luxottica Group SpA, ADR	89,760
400	Natuzzi SpA, ADR	4,156
6,986	Sanpaolo-IMI SpA, ADR	218,732
9,993	Telecom Italia SpA, ADR	377,136
5,611	Telecom Italia SpA, ADR, SAV(g)	176,185

		3,245,097

Japan — 12.1%
4,300	Advantest Corporation	329,643
3,900	Advantest Corporation, ADR	74,568
7,600	All Nippon Airways Company Ltd., ADR(g)	52,012
700	Alps Electric Company Ltd., ADR	22,343
424	Arisawa Manufacturing Company Ltd., ADR	8,503
50,000	Asahi Glass Co., Ltd.	526,929
3,800	Bandai Company Ltd., ADR(g)	19,318
424	Belluna Co. Ltd., ADR	7,424
200	Brother Industries, Ltd., ADR	19,260
12,800	Canon, Inc.	686,407
8,600	Canon, Inc., ADR(g)	460,960
20,000	Credit Saison Co., Ltd.	719,981
600	CSK Corporation, ADR	25,020
112,000	D&M Holdings, Inc.†	260,089
1,800	Daiei, Inc., ADR†	7,371
1,250	Denso Corporation, ADR(g)	124,813
2,850	Eisai Company Ltd., ADR	96,989
5,000	Fuji Photo Film Company Ltd., ADR(g)	182,900
3,300	Hitachi Ltd., ADR(g)	205,029
7,000	Honda Motor Co., Ltd.	350,571
18,100	Honda Motor Co., Ltd., ADR	453,224
600	Internet Initiative Japan, Inc., ADR†	2,220
3,940	Japan Airlines System Corporation, ADR	57,649
600	Kao Corporation, ADR	135,840
3,450	Kawasaki Heavy Industries Ltd., ADR	23,869
9,500	Kirin Brewery Company Ltd., ADR(g)	93,100
5,700	Kobe Steel Ltd., ADR	50,360

2,450	Komatsu Ltd., ADR	73,848
1,000	KONAMI Corporation, ADR	22,350
2,200	Kubota Corporation, ADR(g)	59,114
1,500	Kyocera Corporation, ADR	107,160
1,200	Makita Corporation, ADR	22,080
1,400	Marui Company Ltd., ADR	37,723
23,700	Matsushita Electric Industrial Company Ltd., ADR	348,864
3,400	Millea Holdings, Inc., ADR(g)	246,500
1,600	MINEBEA Company Ltd., ADR	13,762
36,000	Mitsubishi Corporation	466,346
7,600	Mitsubishi Corporation, ADR	197,389
62,495	Mitsubishi Tokyo Finance Group, Inc., ADR(g)	540,582
600	Mitsui & Company Ltd., ADR	110,538
1,200	Mitsui Sumitomo Insurance Company Ltd., ADR	110,284
18,600	NEC Corporation, ADR(g)	111,972
2,700	Nidec Corporation, ADR	84,240
300	NIKON Corporation, ADR(g)	34,498
10,900	Nintendo Company Ltd., ADR	149,039
30,300	Nippon Telegraph & Telephone Corporation, ADR	662,055
31,000	Nissan Motor Co. Ltd.	317,734
21,850	Nissan Motor Co. Ltd., ADR(g)	447,270
4,440	NISSIN Co., Ltd., ADR	20,868
19,000	Nomura Holdings, Inc., ADR(g)	263,340
400	NTT DoCoMo, Inc.	671,485
48,450	NTT DoCoMo, Inc., ADR(g)	811,538
3	NTT Urban Development Corporation	13,849
800	OJI Paper Company Ltd., ADR(g)	45,026
2,600	Olympus Corporation, ADR	60,770
2,400	OMRON Corporation, ADR(g)	52,506
1,280	Orix Corporation, ADR(g)	82,266
1,400	Pioneer Corporation, ADR	25,158
33,600	Point, Inc.	1,118,694
600	Q.P. Corporation, ADR	10,546
1,200	Ricoh Company Ltd., ADR	103,216
3,600	Sanyo Electric Corporation, ADR(g)	55,800
5,140	Sega Sammy Holdings Inc., ADR	78,330
6,800	Sekisui House Ltd., ADR	72,793
6,600	Shinsei Bank Limited, ADR	75,280
4,100	Shiseido Ltd., ADR(g)	54,240
8,900	Sony Corporation, ADR	356,178
11,600	Sumitomo Corporation, ADR	99,667
4,600	Sumitomo Metal Industries, ADR	83,003
56	Sumitomo Mitsui Financial Group, Inc.	379,165
16,100	Sumitomo Trust & Banking Company Ltd., ADR	105,217
60,000	Taisei Corporation	224,948
10,200	Takeda Chemical Industries Ltd.	486,099
1,000	TDK Corporation, ADR(g)	68,610
35,000	TonenGeneral Sekiyu K.K.	358,732
1,100	Toray Industries, Inc., ADR	49,467

17,470	Toyota Motor Corporation, ADR(g)	1,299,419
1,000	Trend Micro, Inc., ADR	42,650
24	Vodafone Holdings K.K.	56,405
900	Vodafone Holdings K.K., ADR	2,115
200	Wacoal Corporation, ADR	13,274
48	West Japan Railway Company	195,626
1,600	Yamaha Corporation, ADR	23,141

		16,619,161

Liberia — 0.0%#
100	Excel Maritime Carriers Ltd.†	1,845

Luxembourg — 1.0%
17,164	Arcelor	392,398
6,200	Arcelor, ADR(g)	142,221
408	Espirito Santo Financial Holdings, ADR(g)	11,126
2,900	Gemplus International SA, ADR†, (g)	13,514
14,850	Millicom International Cellular SA†	301,009
300	Quilmes Industrial SA, ADR	6,765
250	SBS Broadcasting SA†	11,165
34,000	SES Global†	435,604
1,500	Stolt Offshore SA, ADR†	11,790
450	Stolt-Nielsen SA, ADR†, (g)	16,133
936	Tenaris S.A., ADR	57,573

		1,399,298

Malaysia — 0.1%
8,380	Amsteel Corporation Berhad, ADR†	374
39,500	Resorts World Berhad	97,191

		97,565

Marshall Islands — 0.0%#
600	Teekay Shipping Corporation(g)	26,970
150	TOP Tankers, Inc.	2,783

		29,753

Mexico — 1.3%
8,000	Alfa SA	42,520
2,900	Altos Hornos de Mexico SA de CV, ADR†, (i)	0
100	America Movil SA de CV, ADR, Series A	5,250
4,000	America Movil SA de CV, ADR, Series L	206,400
17,000	America Telecom SA de CV, ADR†, (g)	95,297
17,200	Carso Global Telecom, ADR†, (g)	55,685
3,313	Cemex SA de CV, ADR	120,096
200	Coca-Cola Femsa SA de CV, ADR(g)	4,834
100	Controladora Comercial Mexican SA de CV, GDR	2,039
5,425	Desarrolladora Homex SA de CV, ADR†, (g)	133,347
3,000	Empresas ICA Sociedad Controladora SA de CV, ADR†	7,020
3,500	Fomento Economico Mexicano SA de CV, ADR	187,425
900	Gruma SA, ADR	8,010
200	Grupo Aeroportuario del Sureste SA, ADR(g)	5,610

3,900	Grupo Carso SA, ADR(g)	39,762
600	Grupo Continental SA, ADR	10,716
500	Grupo Elektra SA de CV, ADR(g)	16,025
32,000	Grupo Financiero Banorte SA de CV	208,128
5,800	Grupo Financiero Inbursa SA de CV, ADR(g)	56,799
200	Grupo Industrial Maseca SA, ADR(g)	1,645
11,900	Grupo Mexico SA de CV, Series B†	62,546
500	Grupo Modelo SA de CV, ADR(g)	14,712
1,000	Grupo Simec SA de CV, ADR†	4,540
3,000	Grupo Telivisa SA, ADR	176,400
400	Grupo TMM SA De CV, ADR, Series L†, (g)	1,224
1	Hylsamex SA de CV†	3
200	Industries Bachoco SA, ADR	2,940
1,000	Kimberly-Clark de Mexico, ADR(g)	14,976
100	Telefonos de Mexico SA de CV, ADR, Class A(g)	3,483
5,000	Telefonos de Mexico SA de CV, ADR, Series L(g)	172,650
1,500	TV Azteca SA de CV, ADR	12,975
6,000	U.S. Commercial Corp SA de CV, ADR†	4,421
800	Vitro SA de CV, ADR(g)	2,000
1,700	Wal-Mart de Mexico SA de CV, ADR	59,599

		1,739,077

Netherlands — 3.3%
16,428	ABN AMRO Holding, ADR(g)	407,579
14,966	AEGON Insurance, NYR(g)	201,442
2,800	Akzo Nobel, ADR	128,744
200	Arcadis N.V., NYR(g)	4,020
400	ASM International N.V.†	6,584
4,700	ASM Lithography Holdings N.V., ADR†, (g)	78,819
200	BE Semiconductor Industries N.V., NYR†, (g)	1,036
1,076	Buhrmann N.V., ADR(g)	10,825
400	Chicago Bridge & Iron Company, N.V., NYR(g)	17,612
1,070	CNH Global N.V.	20,105
200	Core Laboratories N.V.†, (g)	5,134
300	Crucell NV, ADR†, (g)	3,915
3,700	DSM, ADR	65,338
2,700	Equant N.V., NYR†	14,850
2,400	Heineken N.V., ADR(g)	83,375
21,279	ING Groep N.V., ADR	643,264
700	James Hardie Industries N.V., ADR	16,128
375	KLM Royal Dutch Airlines N.V., NYR†, (g)	7,747
11,747	Koninklijke Ahold, ADR†, (g)	97,735
12,372	Koninklijke Philips Electronics N.V., NYR	340,477
600	Koninklijke Wessanen N.V., ADR	8,804
1,000	Mittal Steel Company NV, Class A†, (g)	32,350
700	OCE N.V., ADR(g)	11,217
100	Orthofix International N.V.†	3,915
1,100	QIAGEN N.V.†	13,134
3,600	Reed Elsevier N.V., ADR(g)	109,080

20,100	Royal Dutch Petroleum Company, NYR	1,206,804
23,219	Royal KPN N.V., ADR(g)	208,507
8,700	STMicroelectronics NV, NYR(g)	144,942
4,683	TPG N.V., ADR(g)	133,091
5,500	Unilever N.V., ADR	376,310
300	Van der Moolen Holding N.V., ADR	2,142
200	Velcro Industries N.V.	2,646
2,476	VNU – Verenigde Nederlandse Uitgeversbedrijven Verengd Bezit, ADR(g)	72,403
4,000	Vodafone Libertel N.V., ADR†	57,057
2,900	Wolters Kluwer, ADR(g)	53,105

		4,590,236

New Zealand — 0.1%
1,900	Telecommunications of New Zealand Ltd., ADR	65,873

Norway — 1.2%
2,550	Norsk Hydro ASA, ADR(g)	212,899
100	Odfjell ASA, ADR(g)	8,099
1,700	Orkla ASA, ADR	62,460
200	Petroleum Geo-Services ASA, ADR†, (g)	13,224
14,250	Schibsted ASA	373,848
400	Smedvig ASA, ADR	7,480
21,100	Statoil ASA, ADR(g)	361,654
45,438	Telenor ASA	408,094
5,600	Telenor ASA, ADR(g)	154,000
1,400	Tomra Systems ASA, ADR	6,275
3,050	Yara International ASA, ADR†	46,207

		1,654,240

Panama — 0.0%#
200	Banco Latinoamericano de Exportaciones SA, Class E(g)	4,088
200	Willbros Group, Inc.†, (g)	4,040

		8,128

Papua New Guinea — 0.2%
370,000	Lihir Gold Ltd.†	305,932
500	Lihir Gold Ltd., ADR†, (g)	8,395
850	Oil Search Ltd., ADR	15,912

		330,239

Peru — 0.1%
314	Cementos Lima SA, ADR	6,000
6,700	Compania de Minas Buenaventura SA, ADR	152,626

		158,626

Philippines — 0.0%#
3,900	Manila Electric Company, ADR†	1,847
1,300	Philippine Long Distance Telephone Company, ADR(g)	32,773
881	San Miguel Corporation, ADR(g)	13,144

		47,764

Poland — 0.0%#
1,700	Polski Koncern Naftowy Orlen SA, ADR	49,555

Portugal — 0.2%
3,500	Electricidade de Portugal SA, ADR(g)	98,490
12,060	Portugal Telecom SA, ADR	142,187

		240,677

Russian Federation — 1.1%
700	Irkutskenergo, ADR	8,120
3,700	Lukoil, ADR(g)	501,350
1,700	Mining and Metallurgical Company Norilsk Nickel OJSC, ADR(g)	99,450
3,200	Mobile TeleSystems OJSC, ADR	112,608
2,700	Mosenergo, ADR(g)	16,200
900	Rostelecom OJSC, ADR(g)	11,286
300	Sberbank RF	177,900
9,200	Sibneft OJSC, ADR†	143,520
6,900	Surgutneftegaz OJSC, ADR(g)	245,640
600	Surgutneftegaz OJSC, ADR, PRF(g)	35,100
800	Tatneft OJSC, ADR	25,616
4,000	Unified Energy System of Russia OJSC, ADR	116,200
200	Unified Energy System of Russia OJSC, ADR, PRF	5,350
1,300	Uralsvyazinform OJSC, ADR	9,334
1,200	Vimpel Communications, Inc., ADR†	41,304
300	Wimm-Bill-Dann Foods OJSC, ADR†, (g)	5,799
3,300	YUKOS Oil Company OJSC, ADR†, (g)	7,260

		1,562,037

Singapore — 0.7%
800	ASE Test Limited†	4,064
2,000	Chartered Semiconductor Manufacturing Ltd., ADR†, (g)	12,280
8,300	City Developments Ltd., ADR(g)	32,460
600	Creative Technology Ltd.	5,820
3,553	DBS Group Holdings Ltd., ADR	128,393
5,400	Flextronics International Ltd.†, (g)	65,016
3,775	Keppel Corporation Ltd., ADR	49,897
3,500	Neptune Orient Lines Ltd., ADR	31,237
16,007	Singapore Telecommunications Limited, ADR	250,397
420,000	Sinomem Technology Ltd.†	164,082
1,600	STATS ChipPAC Ltd., ADR†	10,576
7,500	United Overseas Bank Ltd., ADR	130,965
1,550	United Overseas Land Ltd., ADR	8,233

		893,420

South Africa — 0.8%
118,000	Alexander Forbes Ltd.	216,270
2,540	AngloGold Ltd., ADR	87,503
1,204	Bidvest Group Ltd., ADR	27,393
2,400	DRDGOLD Limited, ADR†, (g)	2,184
4,752	Gold Fields Ltd., ADR(g)	54,600
5,200	Harmony Gold Mining Company Ltd., ADR(g)	40,560
2,600	Impala Platinum Holdings Ltd., ADR(g)	54,830
1,697	Imperial Holdings Ltd., ADR	26,588
1,300	Johnnic Holdings Ltd., ADR†	4,887
2,900	Kumba Resources Ltd., ADR(g)	31,452
2,448	Liberty Group Limited, ADR(g)	25,500
4,350	Mittal Steel South Africa Limited, ADR	44,383
10,079	MTN Group Ltd.(g)	71,256
250	Naspers Ltd., ADR(g)	28,623
1,509	Nedcor Ltd., ADR	36,466
1,800	Sappi Ltd., ADR	22,140
6,500	Sasol Ltd., ADR	155,025
1,125	Telkom SA Ltd., ADR	77,625
4,700	VenFin Ltd., ADR	20,767

		1,028,052

South Korea — 2.2%
14,666	Entergisul Co. Ltd.	353,833
10,600	GS Holdings Corporation	262,521
4,500	Hanaro Telecom, Inc., ADR†, (g)	13,275
21,000	Handsome Co., Ltd.	224,372
4,600	Kookmin Bank	205,426
3,794	Kookmin Bank, ADR	169,402
12,400	Korea Electric Power Corporation, ADR(g)	166,656
9,800	KT Corporation	380,226
6,300	LG.Philips LCD Co., Ltd., ADR†, (g)	135,765
200	Oriental Fire & Marine Insurance Co. Ltd.†	3,900
3,400	Posco, ADR(g)	167,824
300	ReignCom Co., Ltd.	5,953
1,531	Samsung Electronics Company Ltd.	756,831
1,100	Shinhan Financial Group Co., Ltd., ADR	59,092
5,084	SK Telecom Co., Ltd., ADR(g)	100,256
2,500	Woori Finance Holdings Co. Ltd., ADR	73,855

		3,079,187

Spain — 2.3%
32,733	Banco Bilbao Vizcaya Argentaria SA, ADR	532,566
60,360	Banco Santander Central Hispano SA, ADR	733,978
1,300	Banesto Espanol de Credito SA, ADR	10,222
600	Bankinter SA, ADR	31,145
11,500	Corporacion Mapfre SA, ADR(g)	35,512
10,200	Endesa SA, ADR(g)	230,418
500	NH Hoteles SA, ADR	12,892

11,750	Repsol YPF, SA, ADR(g)	311,962
3,000	Telefonica Moviles SA, ADR(g)	35,250
20,772	Telefonica SA	362,021
15,916	Telefonica SA, ADR(g)	827,155
2,200	Telepizza SA, ADR	4,803
5,800	Terra Networks SA, ADR†, (g)	25,629

		3,153,553

Sweden — 1.5%
1,066	Atlas Copco AB, ADR, Class A	51,232
500	Atlas Copco AB, ADR, Class B	21,972
1,200	Electrolux AB, ADR, Class B	56,054
5,000	ForeningsSparbanken AB, ADR	118,554
12,000	Hennes & Mauritz AB, Series B	412,707
40,000	Nordea Bank AB	404,781
2,550	Sandvik AB, ADR	106,443
700	SKF AB, ADR	32,847
1,500	Svenska Cellulosa AB, ADR(g)	56,757
1,000	Tele2 AB, ADR, Class B(g)	33,040
14,915	Telefonaktiebolaget LM Ericsson, ADR†, (g)	420,603
96,300	Telefonaktiebolaget LM Ericsson, Series B†	271,227
2,900	Volvo AB, ADR	128,760

		2,114,977

Switzerland — 5.5%
20,000	ABB Ltd., ADR†, (g)	124,000
7,200	Adecco SA, ADR(g)	99,000
550	Alcon, Inc.(g)	49,109
1,100	Ciba Specialty Chemicals Holding, Inc., ADR(g)	35,574
5,000	Compagnie Financiere Richemont AG, ADR	157,521
2,800	Converium Holding AG, ADR	13,132
11,700	Credit Suisse Group, ADR	500,760
400	Logitech International SA, ADR†, (g)	24,352
1,705	Nestle SA	466,718
15,600	Nestle SA, ADR	1,070,790
7,361	Novartis AG	343,575
26,832	Novartis AG, ADR(g)	1,255,201
3,281	Roche Holding Ltd.	351,840
13,600	Roche Holding Ltd., ADR	731,404
4,300	Serono SA, ADR(g)	78,045
3,100	Swiss Reinsurance, ADR(g)	222,766
6,400	Swisscom AG, ADR(g)	235,392
5,394	Syngenta AG, ADR	113,274
10,890	UBS AG	919,116
6,029	UBS AG	509,351
13,924	Zurich Financial Services AG, ADR	245,209

		7,546,129

Taiwan — 0.5%
7,907	Advanced Semiconductor Engineering, Inc., ADR†, (g)	28,307
4,743	Au Optronics Corporation, ADR(g)	69,532
9,300	Chunghwa Telecom Co. Ltd., ADR	197,067
4,858	Macronix International Co. Ltd., ADR†, (g)	6,316
4,085	Siliconware Precision Industries, Co., Ltd., ADR(g)	17,198
35,222	Taiwan Semiconductor Manufacturing Company, Ltd., ADR	298,683
34,287	United Microelectronics Corporation, ADR†, (g)	115,547

		732,650

Thailand — 1.0%
28,400	Advanced Info Service PCL, ADR(g)	67,524
1,090,000	Amata Corporation Public Company Ltd.	325,997
3,800	Hana Microelectronics Public Company Ltd., ADR(g)	4,293
5,000	Sahaviriya Steel Industrics Public Company Ltd., ADR(g)	6,698
7,140	Shin Corporation PCL, ADR(g)	28,658
520,000	Siam City Bank Public Company Ltd.	332,311
23,500	Siam Commercial Bank Public Company Ltd.	30,336
202,000	Siam Makro	289,162
375,000	Siam Panich Leasing Public Compant Ltd.	342,696

		1,427,675

Turkey — 0.1%
5,412	Anadolu Efes Biracilik Ve Malt Sanayii AS	21,039
4,656	Turkcell Iletisim Hizmetleri AS, ADR	79,524

		100,563

United Kingdom — 17.5%
400	Acambis PLC, ADR†	3,636
2,625	Allied Domecq PLC, ADR	106,759
3,900	Amvescap PLC, ADR	49,452
3,300	ARM Holdings PLC, ADR(g)	19,800
16,800	Asia Energy PLC†	240,330
15,936	AstraZeneca PLC, ADR	629,950
10,200	BAA PLC, ADR(g)	112,464
7,300	BAE Systems PLC, ADR(g)	143,183
15,600	Barclays PLC, ADR(g)	646,464
200	Bespak PLC, ADR	1,909
6,792	BG Group PLC, ADR	267,605
22,000	BHP Billiton PLC	295,399
11,886	BHP Billiton PLC, ADR†, (g)	323,061
2,400	BOC Group PLC, ADR(g)	93,384
95,376	BP PLC	987,944
34,800	BP PLC, ADR	2,171,520
800	British Airways PLC, ADR†	40,184
19,200	British American Tobacco PLC	338,298
10,391	British American Tobacco PLC, ADR(g)	366,906
5,000	British Land Company PLC, ADR	74,044

4,650	British Sky Broadcasting Group PLC, ADR(g)	204,832
8,200	BT Group PLC, ADR(g)	319,308
700	Bunzl PLC, ADR(g)	34,762
22,500	Burren Energy PLC†	215,218
7,668	Cable & Wireless PLC, ADR	55,823
5,000	Cadbury Schweppes PLC, ADR(g)	203,500
300	Cambridge Antibody Technology Group PLC, ADR†, (g)	3,732
1,264	Carnival PLC, ADR(g)	69,608
3,670	Centrica PLC, ADR(g)	160,012
12,646	Cobham PLC	333,631
3,600	COLT Telecom Group PLC, ADR†, (g)	13,788
20,800	Compass Group PLC, ADR(g)	94,919
3,600	Cookson Group PLC, ADR†	13,605
4,300	Corus Group PLC, ADR†	44,032
500	Danka Business Systems PLC, ADR†	737
7,283	Diageo PLC, ADR(g)	414,403
6,190	Dixons Group PLC, ADR(g)	53,600
1,100	Eidos PLC, ADR†	1,288
170,000	eircom Group PLC†	447,508
3,825	EMI Group PLC, ADR(g)	34,151
1,300	Gallaher Group PLC, ADR	74,087
7,100	Gkn PLC, ADR(g)	34,044
24,618	GlaxoSmithKline PLC	563,937
28,336	GlaxoSmithKline PLC, ADR(g)	1,301,189
9,700	GUS PLC, ADR	166,979
1,125	Hanson PLC, ADR	52,988
12,500	HBOS PLC, ADR	584,597
7,600	Hilton Group PLC, ADR(g)	86,453
21,453	HSBC Holdings PLC, ADR(g)	1,703,368
2,900	Imperial Chemical Industries PLC, ADR(g)	59,160
3,525	Imperial Tobacco Group PLC, ADR	186,825
6,060	InterContinental Hotels Group PLC, ADR(g)	71,508
1,480	International Power PLC, ADR(g)	51,312
27,480	Invensys PLC, ADR†	16,098
4,025	J Sainsbury PLC, ADR(g)	88,550
300	J.D. Wetherspoon PLC, ADR	7,306
900	Johnson Matthey PLC, ADR	33,639
700	Kidde PLC, ADR	22,090
11,182	Kingfisher PLC, ADR(g)	122,024
12,500	Legal & General Group PLC, ADR	133,749
3,100	Liberty International PLC, ADR	56,440
13,400	Lloyds TSB Group PLC, ADR(g)	486,018
1,086	Lonmin PLC, ADR(g)	20,193
2,980	Marks & Spencer Group PLC, ADR	116,900
5,050	Mitchells & Butlers PLC, ADR	32,825
5,970	National Grid Group PLC, ADR(g)	279,097
100	NDS Group PLC, ADR†, (g)	3,473
4,200	Novar PLC, ADR	14,781
7,700	Pearson PLC, ADR(g)	94,402

3,600	Peninsular & Oriental Steam Navigation Co. (The), ADR(g)	39,387
300	Peter Hambro Mining PLC, ADR†, (g)	7,171
600	Premier Oil PLC, ADR†	6,349
11,428	Prudential PLC, ADR(g)	219,989
2,900	Rank Group PLC (The), ADR(g)	30,914
3,000	Reed Elsevier PLC, ADR	124,860
3,500	Rentokil Initial PLC, ADR	53,570
1,853	Reuters Group PLC, ADR(g)	85,423
47,272	Rexam PLC	423,824
822	Rexam PLC, ADR	36,870
2,600	Rio Tinto PLC, ADR	337,350
3,300	Rolls-Royce PLC, ADR(g)	76,076
5,500	Royal & Sun Alliance Insurance Group PLC, ADR(g)	41,690
17,560	Royal Bank of Scotland Group PLC	558,449
9,694	SABMiller PLC, ADR(g)	152,643
8,300	Scottish & Southern Energy PLC, ADR(g)	138,252
4,500	Scottish Power PLC, ADR	140,400
79,931	Serco Group PLC	368,694
15,500	Shell Transportation & Trading PLC, ADR(g)	842,580
1,220	Shire Pharmaceuticals Group PLC, ADR	41,822
600	Signet Group PLC, ADR	12,498
500	SkyePharma PLC, ADR†, (g)	5,050
1,400	Smith & Nephew PLC, ADR(g)	65,828
1,850	Spirent PLC, ADR†	8,825
19,638	Standard Chartered PLC	353,062
900	Tate & Lyle PLC, ADR	36,156
200	Taylor Nelson Sofres PLC, ADR	12,585
24,700	Tesco PLC, ADR	443,162
1,500	Tomkins PLC, ADR(g)	30,675
1,100	Trinity Mirror PLC, ADR	29,142
7,053	Unilever PLC, NYR(g)	282,120
2,700	United Utilities PLC, ADR(g)	65,205
217,145	Vodafone Group PLC	576,160
63,723	Vodafone Group PLC, ADR(g)	1,692,483
100	Wembley PLC, ADR	5,896
2,850	Wolseley PLC, ADR(g)	122,037
2,300	WPP Group PLC, ADR	130,479
22,300	Xstrata PLC	425,347

		24,117,804

United States — 0.1%
400	AsiaInfo Holdings, Inc.†, (g)	2,008
700	Autoliv, Inc.	33,355
400	deCODE genetics, Inc.†, (g)	2,280
300	Golden Telecom, Inc.	7,680
177	Indigo N.V.†, (i)	0
200	Intac International, Inc.†	2,520
330	Magna Entertainment Corp., Class A†	2,026

400	Marshall Edwards, Inc.†, (g)	3,336
300	Mettler-Toledo International, Inc.†	14,250
100	Octel Corp.(g)	1,853
300	Sohu.com, Inc.†, (g)	5,274
1,950	Telewest Global, Inc.†	34,691

		109,273

Venezuela — 0.0%#
442	Compania Anonima Nacional Telefonos de Venezuela, ADR	8,363
500	Electricidad de Caracas, ADR	4,034

		12,397

TOTAL COMMON STOCKS
(Cost $91,915,912)		124,575,271

INVESTMENT COMPANY SECURITIES — 7.7%
United States — 7.7%
36,100	iShares MSCI EAFE Index Fund(g)	5,735,207
266,000	iShares MSCI Japan Index Fund(g)	2,790,340
114,000	iShares MSCI United Kingdom Index Fund	2,066,820

		10,592,367

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $10,817,751)		10,592,367

Principal
Amount

REPURCHASE AGREEMENT(e) — 0.9%
(Cost $1,265,000)
$1,265,000	Agreement with State Street Bank and Trust Company, 2.400% dated 03/31/2005, to be repurchased at $1,265,084 on 04/01/2005, collateralized by $1,300,000 FHLB, 3.800% maturing 04/06/2009 (value $1,295,498)	1,265,000

Shares

RIGHTS/WARRANTS — 0.1%
Brazil — 0.0%
430	Embratel Participacoes SA, expires 04/07/2005, (exercise price: USD 8.73)†, (i)	0

Canada — 0.1%
110,000	Energem Resources Inc., expires 07/26/2005, (exercise price: CAD 1.80)†, (i)	108,080

Thailand — 0.0%#
205,263	True Corporation Public Company Ltd., expires 03/01/2008, (exercise price: THB 11.85)†, (i)	7,595

TOTAL RIGHTS/WARRANTS
(Cost $32,387)		115,675

COLLATERAL FOR SECURITIES ON LOAN(f) — 22.7%
(Cost $31,287,672)
31,287,672	State Street Navigator Securities Trust – Prime Portfolio(h)	31,287,672

TOTAL INVESTMENTS
(Cost $135,318,722)(j)	121.9%	$167,835,985

†	Non-income producing security.

#	Amount represents less than 0.1% of net assets.

(a)	All percentages are based on net assets of the Munder International Equity Fund (the “Fund”) as of March 31, 2005.

(b)	The Fund primarily invests in foreign securities. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. Government securities. These risks include fluctuation of currency values and future adverse political and economical developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. Government.

(c)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities, other than depositary receipts, for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Investment securities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	On February 4, 2005, the Fund acquired all of the assets and assumed all of the liabilities of the Munder Emerging Markets Fund and the Munder International Growth Fund in a tax-free exchange of shares of the Fund and the subsequent liquidation of the Munder Emerging Markets Fund and the Munder International Growth Fund.

(e)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(f)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(g)	Security, or a portion thereof, is on loan.

(h)	As of March 31, 2005, the market value of the securities on loan is $30,243,680.

(i)	Fair valued security (see Note (c) above). As of March 31, 2005, these securities represent $119,070, 0.1% of net assets.

(j)	At March 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $36,393,311 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $3,876,048 and net appreciation for financial reporting purposes was $32,517,263. At March 31, 2005, aggregate cost for financial reporting purposes was $135,318,722.

ABBREVIATIONS:
ADR  — American Depositary Receipt
NYR — New York Registered Shares
PRF  — Preferred Shares
GDR  — Global Depositary Receipt
OJSC — Open Joint Stock Company
SAV  — Savings Shares
FHLB — Federal Home Loan Bank
CAD  — Canadian Dollar
THB  — Thai Baht

At March 31, 2005 industry diversification of the Munder International Equity Fund was as follows:

	% of
	Net Assets	Value(c)

COMMON STOCKS:
Commercial Banks	12.7%	$17,521,681
Oil & Gas	11.2	15,421,582
Diversified Telecommunication Services	7.3	10,004,540
Pharmaceuticals	5.9	8,108,506
Metals & Mining	4.4	6,010,114
Wireless Telecommunication Services	4.2	5,725,476
Insurance	3.3	4,529,962
Media	2.9	3,971,792
Automobiles	2.7	3,704,097
Industrial Conglomerates	2.4	3,344,355
Food Products	2.3	3,222,026
Diversified Financial Services	2.3	3,113,273
Electric Utilities	2.2	3,027,609
Real Estate	1.6	2,254,843
Capital Markets	1.6	2,210,361
Semiconductors & Semiconductor Equipment	1.5	2,126,439
Household Durables	1.5	2,071,373
Office Electronics	1.4	1,880,198
Communications Equipment	1.3	1,813,325
Specialty Retail	1.3	1,765,779
Chemicals	1.3	1,756,888
Textiles, Apparel & Luxury Goods	1.2	1,638,138
Beverages	1.1	1,522,486
Tobacco	1.1	1,472,636
Multi-Utilities & Unregulated Power	1.0	1,428,283
Software	1.0	1,330,365
Trading Companies & Distributors	0.9	1,285,140
Machinery	0.7	936,757
Electronics Equipment & Instruments	0.7	917,819
Food & Staples Retailing	0.6	774,399
Hotels, Restaurants & Leisure	0.5	665,713
Commercial Services & Supplies	0.4	600,913
Aerospace & Defense	0.4	599,657
IT Services	0.4	581,619
Building Products	0.4	579,577
Containers & Packaging	0.4	572,520
Construction Materials	0.4	570,467
Paper & Forest Products	0.4	546,938
Road & Rail	0.4	516,385
Water Utilities	0.3%	439,274
Energy Equipment & Services	0.3	387,670
Airlines	0.3	366,992
Auto Components	0.2	339,364

	% of
	Net Assets	Value(c)

Marine	0.2	331,595
Leisure Equipment & Products	0.2	325,846
Health Care Equipment & Supplies	0.2	307,198
Construction & Engineering	0.2	253,600
Multiline Retail	0.2	221,592
Electrical Equipment	0.2	216,713
Personal Products	0.1	206,600
Computers & Peripherals	0.1	195,222
Air Freight & Logistics	0.1	146,981
Transportation Infrastructure	0.1	141,794
Biotechnology	0.1	134,643
Gas Utilities	0.1	110,083
Consumer Finance	0.1	103,134
Health Care Providers & Services	0.1	89,481
Internet Software & Services	0.1	76,223
Household Products	0.0#	45,390
Internet & Catalog Retail	0.0#	7,424
Hotels, Restaurants & Leisure	0.0#	4,421

TOTAL COMMON STOCKS	90.5	124,575,271
INVESTMENT COMPANY SECURITIES	7.7	10,592,367
RIGHTS/WARRANTS	0.1	115,675
REPURCHASE AGREEMENT	0.9	1,265,000
COLLATERAL FOR SECURITIES ON LOAN	22.7	31,287,672

TOTAL INVESTMENTS	121.9%	$167,835,985

#	Amount represents less than 0.1% of net assets.

Munder Internet Fund

(Formerly Munder NetNet Fund®) Portfolio of Investments, March 31, 2005 (Unaudited) (a),(b)

Shares		Value(c)

COMMON STOCKS — 98.6%
Capital Markets — 4.2%
1,794,400	Ameritrade Holding Corporation†,(n)	$18,320,824
866,000	E*TRADE Financial Corporation†	10,392,000

		28,712,824

Commercial Services & Supplies — 4.9%
15,000	51 job, Inc., ADR, †,(f)	254,850
145,097	Apollo Group, Inc., Apollo Education Group Class A†,(f)	10,745,884
805,300	Monster Worldwide, Inc.†,(f)	22,588,665

		33,589,399

Communications Equipment — 5.2%
1,254,300	Cisco Systems, Inc.†	22,439,427
131,041	Juniper Networks, Inc.†,(f)	2,890,764
45,000	Nokia Corporation, ADR	694,350
263,000	QUALCOMM Incorporated	9,638,950

		35,663,491

Computers & Peripherals — 6.0%
156,000	Apple Computer, Inc.†	6,500,520
294,000	Dell, Inc.†,(f)	11,295,480
389,700	EMC Corporation†	4,801,104
700,000	Hewlett-Packard Company	15,358,000
47,000	Network Appliance, Inc.†,(f)	1,300,020
165,000	Novatel Wireless, Inc.†,(f)	1,773,750

		41,028,874

Hotels, Restaurants & Leisure — 1.5%
260,200	Ctrip.com International Ltd., ADR,†	9,848,570
78,500	eLong Inc., ADR, †,(f)	706,500

		10,555,070

Information Technology Services — 3.8%
391,000	Accenture Ltd., Class A†,(f)	9,442,650
398,000	CheckFree Corporation†	16,222,480
38,000	Fastclick, Inc.†,(m)	456,000

		26,121,130

Internet & Catalog Retail — 17.6%
699,000	Amazon.com, Inc.†,(f)	23,954,730
57,000	Audible, Inc.†,(f)	770,640

1

73,000	Blue Nile, Inc.†,(f)	2,018,450
88,900	Celebrate Express, Inc.†	1,741,551
425,000	drugstore.com, inc.†,(f)	1,096,500
499,000	eBay, Inc.†	18,592,740
374,000	eDiets.com, Inc.†,(f)	1,215,500
247,000	FTD Group, Inc.†	2,993,640
985,618	IAC/InterActiveCorp†,(f)	21,949,713
1,194,000	priceline.com Incorporated†,(f)	30,088,800
334,096	Provide Commerce, Inc.†	9,648,692
281,000	Shopping.com Ltd.†,(f)	5,001,800
127,000	Stamps.com Inc.†,(f)	2,108,200

		121,180,956

Internet Software & Services — 31.8%
483,000	Akamai Technologies, Inc.†,(f)	6,148,590
1,178,000	aQuantive, Inc.†,(f)	13,040,460
194,000	Ask Jeeves, Inc.†,(f)	5,447,520
871,500	Autobytel, Inc.†	4,392,360
211,000	Bankrate, Inc.†,(f)	2,825,290
139,000	China Finance Online Co. Limited, ADR,†,(f)	994,545
1,377,113	CNET Networks, Inc.†	12,999,947
308,178	Digital Insight Corporation†,(f)	5,054,119
312,981	Digital River, Inc.†	9,752,488
201,000	Google Inc., Class A†	36,282,510
86,044	Greenfield Online, Inc.†,(f)	1,690,765
1,853,000	Homestore, Inc.†	4,113,660
35,000	HouseValues, Inc.†,(f)	440,300
111,000	Hurray! Holding Co., Ltd., ADR, †	937,950
250,000	iVillage Inc.†	1,522,500
19,000	Knot, Inc. (The)†	136,800
2,149,000	lastminute.com PLC†	4,707,726
217,000	NetEase.com, Inc., ADR,†,(f)	10,461,570
147,608	PlanetOut Inc.†,(f)	1,244,335
638,000	SINA Corporation†,(f)	19,816,280
223,000	Sohu.com, Inc.†,(f)	3,920,340
3,412,000	Tencent Holdings Ltd†	2,471,751
272,500	Tom Online, Inc., ADR, †,(f)	3,425,325
547,250	VeriSign, Inc.†	15,706,075
132,800	Websense, Inc.†	7,144,640
1,298,680	Yahoo! Inc.†	44,025,252

		218,703,098

Media — 4.8%
319,000	Getty Images, Inc.†,(f)	22,684,090
765,000	Harris Interactive, Inc.†	3,526,650
392,500	Time Warner, Inc.†,(f)	6,888,375

		33,099,115

2

Real Estate — 0.3%
176,063	ZipRealty, Inc.†	2,480,728

Semiconductors & Semiconductor Equipment — 4.1%
147,000	Analog Devices, Inc.	5,312,580
338,000	Applied Materials, Inc.(f)	5,492,500
448,000	Intel Corporation	10,407,040
74,000	KLA-Tencor Corporation†	3,404,740
2,000	Maxim Integrated Products, Inc.(f)	81,740
132,000	Xilinx, Inc.	3,858,360

		28,556,960

Software — 12.7%
11,000	Adobe Systems Incorporated	738,870
121,950	Blackboard, Inc.†,(f)	2,126,808
96,000	Check Point Software Technologies Ltd.†,(f)	2,087,040
90,000	JAMDAT Mobile Inc.†,(f)	1,551,600
293,000	KongZhong Corporation, ADR,†,(f)	2,344,000
171,000	Macromedia, Inc.†	5,728,500
217,000	Macrovision Corporation†,(f)	4,945,430
892,000	Microsoft Corporation	21,559,640
1,306,000	Oracle Corporation†,(f)	16,298,880
207,000	Red Hat, Inc.†,(f)	2,258,370
445,500	Shanda Interactive Entertainment Ltd., ADR,†,(f)	13,454,100
317,000	SurfControl PLC†	3,756,555
74,000	Symantec Corporation†	1,578,420
456,000	TIBCO Software Inc.†,(f)	3,397,200
235,400	VERITAS Software Corporation†	5,465,988

		87,291,401

Thrifts & Mortgage Finance — 1.1%
515,000	E-LOAN, Inc.†,(f)	1,364,750
735,000	NetBank, Inc.	6,232,800

		7,597,550

Wireless Telecommunication Services — 0.6%
539,000	Linktone Ltd., ADR,†,(f)	3,918,530

TOTAL COMMON STOCKS
(Cost $868,377,586)		678,499,126

LIMITED PARTNERSHIPS — 0.9%
Internet Software & Services — 0.1%
1,916,082	@Ventures Expansion Fund, L.P.†,(i),(j),(o)	199,141
2,848,467	@Ventures III, L.P.†,(i),(j),(o)	43,681

		242,822

3

Multi-Industry — 0.8%
13,600,000	Blue Stream Ventures, L.P.†,(h),(i),(j),(l),(o)	1,567,413
3,875,000	New Enterprise Associates 10, L.P.†,(h),(i),(j),(o)	2,989,648
1,358,800	Trident Capital Fund V, L.P.†,(h),(i),(j),(o)	1,117,200

		5,674,261

TOTAL LIMITED PARTNERSHIPS
(Cost $21,379,922)		5,917,083

PREFERRED STOCKS — 1.0%
Internet Software & Services — 1.0%
85,719	Mainstream Data Services, Inc., Series D†,(i),(j),(o)	0
1,105,552	WebCT, Inc., Series G†,(i),(j),(o)	6,923,962

TOTAL PREFERRED STOCKS
(Cost $10,213,440)		6,923,962

INVESTMENT COMPANY SECURITY — 0.0%#
(Cost $82,184)
2,100	Nasdaq-100 Trust, Series 1	76,755

Principal Amount

REPURCHASE AGREEMENT(d) — 0.0% #
(Cost $236,000)
$236,000	Agreement with State Street Bank and Trust Company, 2.400% dated 03/31/2005, to be repurchased at $236,016 on 04/01/2005, collateralized by $245,000 FHLB, 3.800% maturing 04/06/2009 (value $244,152)	236,000

Shares

COLLATERAL FOR SECURITIES ON LOAN(e) — 18.2%
(Cost $125,161,340)
125,161,340	State Street Navigator Securities Lending Trust — Prime Portfolio(g)	125,161,340

TOTAL INVESTMENTS
(Cost $1,025,450,472)(k)	118.7%	$816,814,266

†	Non-income producing security.

#	Amount represents less than 0.1% of net assets

(a)	All percentages are based on net assets of the Munder Internet Fund, formerly Munder NetNet Fund, (the “Fund”) as of March 31, 2005.

(b)	The Fund primarily invests in equity securities of domestic and, to a lesser extent, foreign companies positioned to benefit from the growth of the Internet. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances.

(c)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the

4

last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities, other than depositary receipts, for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Investment securities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on trade date basis.

(d)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(e)	The Fund may loan portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(f)	Security, or a portion thereof, is on loan.

(g)	As of March 31, 2005, the market value of the securities on loan is $120,818,352.

(h)	The Fund invests in certain private placements that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At March 31, 2005, the Fund had a total commitment to contribute $8,283,800 to various issuers when and if required.

(i)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(j)	Fair valued security (see Note (c) above). As of March 31, 2005, these securities represent $12,841,045, 1.9% of net assets.

(k)	At March 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $53,163,772 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $261,799,978 and net depreciation for financial reporting purposes was $208,636,206. At March 31, 2005, aggregate cost for financial reporting purposes was $1,025,450,472.

5

(l)	Affiliated security. The term “affiliate” includes companies in which the Fund owns at least 5% of the company’s voting securities. At, or during the period ended March 31, 2005, the Fund held the following security of an affiliated company:

		Purchased		Sold
	Value at					Value at
Affiliate	6/30/04	Cost	Shares	Cost	Shares	3/31/05

Blue Stream Ventures, L.P.	$4,897,529	$600,000	600,000	$—	—	$1,567,413

(m)	Security purchased on a when-issued basis.

(n)	Security is pledged as collateral for when-issued purchase commitment.

(o)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2005, securities subject to restrictions on resale that have not been deemed to be liquid represent $12,841,045, 1.9% of net assets.

Security	Acquisition Date	Cost

@Ventures Expansion Fund, L.P.	2/24/00	$157,013
	3/23/00	628,057
	6/15/00	471,043
	3/15/01	392,536
@Ventures III L.P.	11/06/98	622,048
	1/05/99	128,877
	4/01/99	414,098
	7/23/99	515,509
	9/24/99	515,509
	1/21/00	128,877
	5/08/00	38,663
	9/18/00	25,775
	1/30/01	33,214
	7/18/01	27,208
Blue Stream Ventures, L.P.	7/31/00	2,776,229
	10/16/00	2,776,229
	5/25/01	1,850,819
	12/13/01	1,850,819
	12/02/02	925,410
	9/24/03	976,237
	4/02/04	976,237
	1/13/05	600,000
Mainstream Data Services, Inc., Series D	8/29/00	213,440
New Enterprise Associates 10, L.P.	10/26/00	393,451
	1/05/01	196,726
	7/27/01	98,363
	9/26/01	196,726
	1/16/02	207,192
	4/23/02	207,192
	7/12/02	207,192
	11/12/02	207,192
	2/04/03	209,331
	7/16/03	211,963
	9/19/03	218,195
	12/10/03	218,830
	4/19/04	219,543
	8/16/04	222,018
	12/28/04	235,800

6

	Acquisition
Security	Date	Cost

Trident Capital Fund V, L.P.	10/18/00	282,501
	6/26/02	99,704
	11/08/02	99,704
	1/15/03	199,407
	10/01/03	100,685
	12/05/03	100,685
	2/06/04	100,685
	6/10/04	104,670
	11/23/04	105,880
	1/28/05	105,880
WebCT, Inc., Series G	9/14/00	10,000,00

ABBREVIATIONS:
ADR — American Depositary Receipt
FHLB — Federal Home Loan Bank

7

At March 31, 2005, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	%
	Net Assets	Value

COMMON STOCKS:
United States	84.3%	$580,254,694
China	10.6	72,554,311
Bermuda	1.4	9,442,650
United Kingdom	1.2	8,464,281
Israel	1.0	7,088,840
Finland	0.1	694,350

TOTAL COMMON STOCKS	98.6	678,499,126
LIMITED PARTNERSHIPS	0.9	5,917,083
PREFERRED STOCKS	1.0	6,923,962
INVESTMENT COMPANY SECURITY	0.0#	76,755
REPURCHASE AGREEMENT	0.0#	236,000
COLLATERAL FOR SECURITIES ON LOAN	18.2	125,161,340

TOTAL INVESTMENTS	118.7%	$816,814,266

#	Amount represents less than 0.1% of net assets.

8

Munder Large-Cap Core Growth Fund
(formerly Munder Multi-Season Growth Fund)

Portfolio of Investments, March 31, 2005 (Unaudited) (a)

Shares		Value(b)

COMMON STOCKS — 97.7%
Consumer Discretionary — 12.1%
Automobiles — 1.1%
18,300	Harley-Davidson, Inc.	$1,057,008

Hotels, Restaurants & Leisure — 1.2%
44,050	Applebee’s International, Inc.	1,214,018

Household Durables — 2.5%
38,400	D.R. Horton, Inc.	1,122,816
17,300	Pulte Homes, Inc.	1,273,799

		2,396,615

Specialty Retail — 7.3%
20,600	Advance Auto Parts, Inc.†	1,039,270
29,900	Bed Bath & Beyond, Inc.†	1,092,546
29,867	Lowe’s Companies, Inc.	1,705,107
22,183	O’Reilly Automotive, Inc.†,(f)	1,098,724
33,700	PETCO Animal Supplies, Inc.†	1,240,497
29,900	Staples, Inc.	939,757

		7,115,901

Total Consumer Discretionary		11,783,542

Consumer Staples — 9.8%
Beverages — 1.0%
18,200	PepsiCo, Inc.	965,146

Food & Staples Retailing — 5.4%
38,527	SYSCO Corporation	1,379,266
51,033	Wal-Mart Stores, Inc.	2,557,264
30,833	Walgreen Company	1,369,602

		5,306,132

Household Products — 1.9%
34,634	Procter & Gamble Company (The)	1,835,602

Personal Products — 1.5%
30,313	Alberto-Culver Company	1,450,780

Total Consumer Staples		9,557,660

Energy — 8.3%
Energy Equipment & Services — 1.0%
11,600	BJ Services Company	601,808
5,719	Noble Corporation	321,465

		923,273

1

Oil & Gas — 7.3%
15,400	Apache Corporation	942,942
21,200	ChevronTexaco Corporation	1,236,172
9,600	ConocoPhillips	1,035,264
57,800	Exxon Mobil Corporation	3,444,880
9,600	Ultra Petroleum Corp.†	487,680

		7,146,938

Total Energy		8,070,211

Financials — 20.1%
Capital Markets — 2.7%
25,000	Investors Financial Services Corp.	1,222,750
18,250	Legg Mason, Inc.	1,426,055

		2,648,805

Commercial Banks — 4.9%
34,700	Bank of America Corporation	1,530,270
17,300	Commerce Bancorp, Inc.(f)	561,731
27,900	UCBH Holdings, Inc.(f)	1,113,210
26,900	Wells Fargo & Company	1,608,620

		4,813,831

Consumer Finance — 3.0%
11,600	Capital One Financial Corporation	867,332
26,900	MBNA Corporation	660,395
28,400	SLM Corporation	1,415,456

		2,943,183

Diversified Financial Services — 2.0%
43,562	Citigroup, Inc.	1,957,676

Insurance — 4.9%
33,581	American International Group, Inc.	1,860,723
16,371	Brown & Brown, Inc.	754,540
18,300	Prudential Financial, Inc.	1,050,420
22,100	W. R. Berkley Corporation	1,096,160

		4,761,843

Real Estate — 1.9%
33,180	General Growth Properties, Inc., REIT	1,131,438
14,800	New Century Financial Corporation, REIT(f)	692,936

		1,824,374

Thrifts & Mortgage Finance — 0.7%
11,600	Federal National Mortgage Association	631,620

Total Financials		19,581,332

Health Care — 15.0%
Biotechnology — 0.9%
15,355	Amgen, Inc.†	893,814

2

Health Care Equipment & Supplies — 1.6%
18,300	Biomet, Inc.	664,290
17,300	Medtronic, Inc.	881,435

		1,545,725

Health Care Providers & Services — 6.8%
26,143	Caremark Rx, Inc.†	1,039,969
12,558	Express Scripts, Inc.†	1,094,932
37,071	Health Management Associates, Inc., Class A	970,519
5,700	Quest Diagnostics Incorporated	599,241
17,322	UnitedHealth Group, Inc.	1,652,172
10,600	WellPoint, Inc.†	1,328,710

		6,685,543

Pharmaceuticals — 5.7%
38,473	Johnson & Johnson	2,583,847
68,369	Pfizer, Inc.	1,796,053
37,600	Teva Pharmaceutical Industries Limited, ADR	1,165,600

		5,545,500

Total Health Care		14,670,582

Industrials — 11.2%
Aerospace & Defense — 1.5%
20,163	L-3 Communications Holdings, Inc.	1,431,976

Air Freight & Logistics — 1.5%
15,400	FedEx Corporation	1,446,830

Commercial Services & Supplies — 1.2%
41,400	Education Management Corporation†	1,157,130

Industrial Conglomerates — 4.0%
18,300	3M Company	1,568,127
65,548	General Electric Company	2,363,661

		3,931,788

Machinery — 1.4%
26,000	Danaher Corporation	1,388,660

Road & Rail — 1.6%
35,600	J.B. Hunt Transport Services, Inc.	1,558,212

Total Industrials		10,914,596

Information Technology — 17.0%
Communications Equipment — 1.2%
64,517	Cisco Systems, Inc.†	1,154,209

Computers & Peripherals — 3.7%
38,488	Dell, Inc.†	1,478,709
14,506	International Business Machines Corporation	1,325,558
10,163	Lexmark International, Inc., Class A†	812,735

		3,617,002

3

Electronic Equipment & Instruments — 0.8%
14,500	CDW Corporation	821,860

Information Technology Services — 3.4%
20,500	Anteon International Corporation†	798,065
28,800	CACI International, Inc.†	1,590,624
20,050	Cognizant Technology Solutions Corporation, Class A†	926,310

		3,314,999

Semiconductors & Semiconductor Equipment — 4.3%
55,914	Intel Corporation	1,298,882
38,500	Marvell Technology Group Ltd.†	1,476,090
16,400	Maxim Integrated Products, Inc.	670,268
92,445	Taiwan Semiconductor Manufacturing Company, Ltd., ADR	783,934

		4,229,174

Software — 3.6%
91,508	Microsoft Corporation	2,211,749
37,600	Symantec Corporation†	802,008
20,200	VERITAS Software Corporation†,(f)	469,044

		3,482,801

Total Information Technology		16,620,045

Materials — 1.5%
Chemicals — 0.6%
9,800	Sigma-Aldrich Corporation	600,250

Construction Materials — 0.9%
15,400	Florida Rock Industries, Inc.(f)	905,828

Total Materials		1,506,078

Telecommunication Services — 1.8%
Diversified Telecommunication Services — 0.8%
13,500	ALLTEL Corporation	740,475

Wireless Telecommunication Services — 1.0%
34,700	Nextel Communications, Inc., Class A†	986,174

Total Telecommunication Services		1,726,649

Utilities — 0.9%
Water Utilities — 0.9%
37,374	Aqua America, Inc.	910,431

Total Utilities		910,431

TOTAL COMMON STOCKS
(Cost $72,033,308)		95,341,126

4

Principal
Amount

REPURCHASE AGREEMENT(c) — 2.4%
(Cost $2,328,000)
$2,328,000	Agreement with State Street Bank and Trust Company, 2.400% dated 03/31/2005, to be repurchased at $2,328,155 on 04/01/2005, collateralized by $2,385,000 FHLB, 3.800% maturing 04/02/2009 (value $2,376,056)	2,328,000

Shares

COLLATERAL FOR SECURITIES ON LOAN(d) — 3.9%
(Cost $3,871,429)
3,871,429	State Street Navigator Securities Lending Trust – Prime Portfolio(g)	3,871,429

TOTAL INVESTMENTS
(Cost $78,232,737)(e)	104.0%	$101,540,555

†	Non-income producing security.

(a)	All percentages are based on net assets of the Munder Large-Cap Core Growth Fund, formerly Munder Multi-Season Growth Fund (the “Fund”), as of March 31, 2005.

(b)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities and assets, other than depositary receipts, for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy

5

proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	At March 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $25,749,446 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,441,628 and net appreciation for financial reporting purposes was $23,307,818. At March 31, 2005, aggregate cost for financial reporting purposes was $78,232,737.

(f)	Security, or a portion thereof, is on loan.

(g)	As of March 31, 2005, the market value of the securities on loan is $3,777,668.

ABBREVIATIONS:

ADR — American Depositary Receipt
FHLB — Federal Home Loan Bank
REIT — Real Estate Investment Trust

6

Munder Large-Cap Value Fund

Portfolio of Investments, March 31, 2005 (Unaudited) (a)

Shares		Value(b)

COMMON STOCKS — 99.8%
Consumer Discretionary — 11.2%
Auto Components — 1.2%
15,935	Magna International, Inc., Class A	$1,066,051

Hotels, Restaurants & Leisure — 1.5%
10,374	Carnival Corporation	537,477
12,132	Harrah’s Entertainment, Inc.	783,484

		1,320,961

Household Durables — 3.2%
35,614	Centex Corporation	2,039,614
9,600	Pulte Homes, Inc.	706,848

		2,746,462

Media — 2.8%
73,474	Comcast Corporation, Class A Special†	2,454,032

Multiline Retail — 1.2%
11,000	Neiman Marcus Group, Inc. (The), Class A	1,006,610

Specialty Retail — 1.3%
50,600	Gap, Inc. (The)	1,105,104

Total Consumer Discretionary		9,699,220

Consumer Staples — 7.2%
Beverages — 1.7%
18,085	Constellation Brands, Inc., Class A†,(f)	956,154
6,230	Molson Coors Brewing Company	480,769

		1,436,923

Food & Staples Retailing — 3.4%
29,500	BJ’s Wholesale Club, Inc.†,(f)	916,270
21,500	CVS Corporation	1,131,330
25,800	SUPERVALU, Inc.	860,430

		2,908,030

Food Products — 1.1%
23,500	Cadbury Schweppes PLC, ADR	956,450

Household Products — 1.0%
13,305	Kimberly-Clark Corporation	874,538

Total Consumer Staples		6,175,941

1

Energy — 13.3%
Energy Equipment & Services — 2.1%
19,600	National-Oilwell, Inc.†	915,320
36,700	Pride International, Inc.†	911,628

		1,826,948

Oil & Gas — 11.2%
28,020	Apache Corporation	1,715,665
22,708	ChevronTexaco Corporation	1,324,104
16,300	ConocoPhillips	1,757,792
64,019	Exxon Mobil Corporation	3,815,532
8,700	Total SA, ADR(f)	1,019,901

		9,632,994

Total Energy		11,459,942

Financials — 29.9%
Capital Markets — 5.0%
10,601	Goldman Sachs Group, Inc. (The)	1,166,004
11,928	Lehman Brothers Holdings, Inc.	1,123,140
25,590	Merrill Lynch & Co., Inc	1,448,394
21,170	The Bank of New York Company, Inc.	614,989

		4,352,527

Commercial Banks — 8.6%
35,972	Bank of America Corporation	1,586,365
54,710	U.S. Bancorp	1,576,742
31,000	Wachovia Corporation	1,578,210
22,898	Wells Fargo & Company	1,369,301
18,850	Zions Bancorporation	1,301,027

		7,411,645

Consumer Finance — 0.8%
9,095	Capital One Financial Corporation	680,033

Diversified Financial Services — 4.8%
71,101	Citigroup, Inc.	3,195,279
27,559	JPMorgan Chase & Co.	953,541

		4,148,820

Insurance — 5.2%
19,606	ACE Limited	809,140
21,470	Allstate Corporation (The)	1,160,668
11,414	American International Group, Inc.	632,450
22,470	Metlife, Inc.	878,577
18,200	Prudential Financial, Inc.	1,044,680

		4,525,515

Real Estate — 3.3%
25,528	General Growth Properties, Inc., REIT	870,505
7,299	New Century Financial Corporation, REIT(f)	341,739

2

20,130	ProLogis, REIT	746,823
13,238	Vornado Realty Trust, REIT	916,996

		2,876,063

Thrifts & Mortgage Finance — 2.2%
9,612	Federal Home Loan Mortgage Corporation	607,478
32,900	PMI Group, Inc. (The)	1,250,529

		1,858,007

Total Financials		25,852,610

Health Care — 3.1%
Health Care Providers & Services — 2.4%
16,294	WellPoint, Inc.†	2,042,453

Pharmaceuticals — 0.7%
24,820	Pfizer, Inc.	652,021

Total Health Care		2,694,474

Industrials — 12.9%
Aerospace & Defense — 2.0%
17,164	United Technologies Corporation	1,744,892

Building Products — 1.7%
40,708	Masco Corporation	1,411,346

Electrical Equipment — 2.7%
21,195	Cooper Industries Ltd., Class A	1,515,867
14,839	Rockwell Automation, Inc.	840,481

		2,356,348

Industrial Conglomerates — 4.9%
69,600	General Electric Company	2,509,776
50,818	Tyco International Ltd.	1,717,649

		4,227,425

Machinery — 1.6%
15,455	ITT Industries, Inc.	1,394,659

Total Industrials		11,134,670

Information Technology — 8.0%
Communications Equipment — 1.3%
70,480	Nokia Oyj	1,087,506

Computers & Peripherals — 2.3%
20,033	Hewlett-Packard Company	439,524
8,268	International Business Machines Corporation	755,530
9,616	Lexmark International, Inc., Class A†	768,991

		1,964,045

Electronic Equipment & Instruments — 1.1%
25,450	Amphenol Corporation, Class A	942,668

Semiconductors & Semiconductor Equipment — 1.0%
37,600	Intel Corporation	873,448

3

Software — 2.3%
33,810	Check Point Software Technologies Ltd.†	735,030
16,000	Intuit Inc.†	700,320
23,200	Microsoft Corporation	560,744

		1,996,094

Total Information Technology		6,863,761

Materials — 4.8%
Chemicals — 4.0%
11,300	BASF AG, ADR(f)	797,215
39,138	Praxair, Inc.	1,873,145
10,600	Scotts Company (The)†	744,438

		3,414,798

Metals & Mining — 0.8%
23,262	Alcoa, Inc.	706,932

Total Materials		4,121,730

Telecommunication Services — 4.1%
Diversified Telecommunication Services — 4.1%
20,651	ALLTEL Corporation	1,132,707
32,626	SBC Communications, Inc.	772,910
46,719	Verizon Communications, Inc.	1,658,525

Total Telecommunication Services		3,564,142

Utilities — 5.3%
Electric Utilities — 4.1%
7,500	Consolidated Edison, Inc.	316,350
4,612	DTE Energy Company	209,754
11,435	Edison International	397,023
5,534	Entergy Corporation	391,032
10,762	Exelon Corporation	493,868
9,218	FPL Group, Inc.	370,103
2,840	PPL Corporation	153,332
9,124	Progress Energy, Inc.	382,752
6,613	TXU Corp.	526,593
8,862	Wisconsin Energy Corporation	314,601

		3,555,408

Multi-Utilities & Unregulated Power — 1.2%
6,720	Dominion Resources, Inc.	500,170
9,183	Duke Energy Corporation	257,216
4,183	Equitable Resources, Inc.	240,271

		997,657

Total Utilities		4,553,065

TOTAL COMMON STOCKS
(Cost $63,047,074)		86,119,555

4

Principal
Amount

REPURCHASE AGREEMENT(c) — 0.3%
(Cost $285,000)
$285,000	Agreement with State Street Bank and Trust Company, 2.400% dated 03/31/2005, to be repurchased at $285,019 on 04/01/2005, collateralized by $300,000 FNMA, 3.125% maturing 12/17/2007 (value $294,745)	285,000

Shares

COLLATERAL FOR SECURITIES ON LOAN (d) — 3.9%
(Cost $3,356,115)
3,356,115	State Street Navigator Securities Lending Trust - Prime Portfolio(g)	3,356,115

TOTAL INVESTMENTS
(Cost $66,688,189)(e)	104.0%	$89,760,670

†	Non-income producing security.

(a)	All percentages are based on net assets of the Munder Large-Cap Value Fund (the “Fund”) as of March 31, 2005.

(b)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities, other than depositary receipts, for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, industry information and/or comparable, publicly-traded securities information. Investment securities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Securities are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

5

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	At March 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $24,811,706 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,739,225 and net appreciation for financial reporting purposes was $23,072,481. At March 31, 2005, aggregate cost for financial reporting purposes was $66,688,189.

(f)	Security, or a portion thereof, is on loan.

(g)	As of March 31, 2005, the market value of securities on loan is $3,293,178.

ABBREVIATIONS:
ADR  — American Depositary Receipt
FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust

6

At March 31, 2005 the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	90.3%	$77,930,613
Bermuda	2.9	2,526,789
Finland	1.3	1,087,506
Canada	1.2	1,066,052
France	1.2	1,019,901
United Kingdom	1.1	956,450
Germany	0.9	797,215
Israel	0.9	735,029

TOTAL COMMON STOCKS	99.8	86,119,555
REPURCHASE AGREEMENT	0.3	285,000
COLLATERAL FOR SECURITIES ON LOAN	3.9	3,356,115

TOTAL INVESTMENTS	104.0%	$89,760,670

7

Munder Michigan Tax-Free Bond Fund

Portfolio of Investments, March 31, 2005 (Unaudited) (a),(b)

Principal
Amount		Value(c)

MUNICIPAL BONDS AND NOTES — 100.8%
Michigan — 100.8%
$300,000	Clinton Macomb, Michigan, Public Library, GO, (AMBAC Insured), 5.000% due 04/01/2027	$308,115
515,000	Clinton Township, Michigan Building Authority, Revenue, Refunding, (AMBAC Insured), 4.750% due 11/01/2012	551,467
705,000	Grand Rapids, Michigan, Building Authority Revenue, 5.000% due 04/01/2016	771,129
500,000	Grand Rapids, Michigan, Community College, GO, (MBIA Insured), 5.375% due 05/01/2019	518,080
375,000	Grand Traverse County, Michigan, Building Authority, GO, (FSA Insured), 4.000% due 11/01/2019	364,485
635,000	Grand Valley, Michigan, State University Revenue, (FGIC Insured), 5.500% due 02/01/2018	707,587
400,000	Grosse Pointe, Michigan, Public Schools, GO, 4.750% due 05/01/2022	409,884
300,000	Gull Lake Michigan Community School District, (FSA Insured, Q-SBLF), 5.000% due 05/01/2030	308,808
300,000	Hamilton, Michigan, Community Schools District, GO, (FGIC Insured, Q-SBLF), 5.000% due 05/01/2024 Pre-Refunded 05/01/2008	307,014
250,000	Kenowa Hills, Michigan, Public Schools, GO, Refunding, (FGIC insured, Q-SBLF), 5.000% due 05/01/2025	260,642
350,000	Kent County, Michigan, Building Authority, GO, 5.000% due 06/01/2021	363,496
500,000	Kentwood, Michigan, Public Schools, GO, (MBIA Insured), 5.000% due 05/01/2023	522,600
500,000	Lincoln, Michigan, Consolidated School District, GO, (FSA Insured, Q-SBLF), 5.000% due 05/01/2018 Pre-Refunded 05/01/2008	528,830
235,000	Maple Valley, Michigan, School District, GO, Refunding, (FSA Insured, Q-SBLF), 4.300% due 05/01/2023	231,221

1

500,000	Mattawan, Michigan, Consolidated School District, GO, (FSA Insured, Q-SBLF), 5.750% due 05/01/2025	547,235
500,000	Michigan Municipal Building Authority Revenue, 4.750% due 10/01/2018	512,170
500,000	Michigan Public Power Agency Revenue, Combustion Turbine Number 1, Project A, (AMBAC Insured), 5.250% due 01/01/2020	536,265
300,000	Michigan State Environmental Protection Program, GO, 6.250% due 11/01/2012	341,880
315,000	Michigan State Hospital Finance Authority Revenue, Saint John Hospital & Medical Center, Series A, (AMBAC Insured), ETM, 6.000% due 05/15/2010	352,331
500,000	Michigan State Housing Development Rental Revenue, Series C, AMT, (MBIA Insured), 5.050% due 10/01/2015	504,985
500,000	Montrose, Michigan, School District, GO, (MBIA Insured, Q-SBLF), 6.200% due 05/01/2017	597,070
300,000	Otsego Michigan Public School District, (FSA Insured, Q-SBLF), 5.000% due 05/01/2034	309,258
500,000	Plainwell, Michigan, Community School District, GO, Refunding, (FSA Insured, Q-SBLF), 5.000% due 05/01/2018	514,745
350,000	Redford, Michigan Unified School District, GO, Refunding, (AMBAC Insured, Q-SBLF), 5.000% due 05/01/2022	380,737
150,000	South Lake, Michigan, Public Schools, GO, (FGIC Insured, Q-SBLF), 5.125% due 05/01/2014	164,645
250,000	Southfield, Michigan, Public Schools, School Building & Site, Series B, (FSA Insured, Q-SBLF), 5.250% due 05/01/2025	266,322
500,000	Utica, Michigan, Community Schools District, GO, (Q-SBLF), 5.000% due 05/01/2020	528,160
400,000	Vicksburg, Michigan, Community School District, GO, (Q-SBLF), 5.000% due 05/01/2013	432,220
300,000	Walled Lake, Michigan, Consolidated School District, GO, (Q-SBLF), 5.750% due 05/01/2014 Pre-Refunded 05/01/2010	334,062
400,000	Warren, Michigan, Downtown Development, GO, (MBIA Insured), 4.250% due 10/01/2026	383,656

2

300,000	West Ottawa, Michigan, Public School District, GO, (Q-SBLF), 5.000% due 05/01/2027	310,305
300,000	Western Michigan University, Revenue, (FGIC Insured), 5.000% due 11/15/2035	310,092
500,000	Willow Run, Michigan, Community Schools, GO, (AMBAC Insured, Q-SBLF), 5.000% due 05/01/2016	516,920

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $13,488,492)		13,996,416

Shares

INVESTMENT COMPANY SECURITY — 1.9%
(Cost $255,219)
255,219	Valiant Tax Exempt Money Market Fund	255,219

TOTAL INVESTMENTS
(Cost $13,743,711)(d)	102.7%	$14,251,635

(a)	All percentages are based on net assets of the Munder Michigan Tax-Free Bond Fund (the “Fund”) as of March 31, 2005.

(b)	The Fund primarily invests in debt obligations issued by the State of Michigan and its political subdivisions. The Fund is, therefore, more susceptible to factors adversely affecting issuers of Michigan municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on or repay principal of municipal obligations held by these Funds. The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. At March 31, 2005, investments in these insured securities represent 63.4% of the Fund.

(c)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model, such as matrix pricing, commonly used for valuing such securities. Securities for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	At March 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $559,356 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $51,432 and net appreciation for financial reporting purposes was $507,924. At March 31, 2005, aggregate cost for financial reporting purposes was $13,743,711.

3

ABBREVIATIONS:

AMBAC  — American Municipal Bond Assurance Corporation
AMT   — Alternative Minimum Tax
ETM   — Escrowed to Maturity
FGIC   — Federal Guaranty Insurance Corporation
FSA    — Financial Security Assurance
GO     — General Obligation Bonds
MBIA  — Municipal Bond Investors Assurance
Q-SBLF  — Qualified School Bond Loan Fund

At March 31, 2005, the sector diversification of the Fund was as follows:

	% of Net Assets	Value

MUNICIPAL BONDS AND NOTES:
Insured	63.4	$8,804,935
General Obligations	17.2	2,385,945
Pre-Refunded/ETM	11.0	1,522,237
Revenue	9.2	1,283,299

TOTAL MUNICIPAL BONDS AND NOTES	100.8	13,996,416
INVESTMENT COMPANY SECURITY	1.9	255,219

TOTAL INVESTMENTS	102.7%	$14,251,635

4

Munder Micro-Cap Equity Fund

Portfolio of Investments, March 31, 2005 (Unaudited) (a),(e)

Shares		Value(b)

COMMON STOCKS — 96.0%
Consumer Discretionary — 15.2%
Auto Components — 3.5%
153,800	Drew Industries Incorporated†,(f)	$5,790,570
178,800	Noble International, Ltd.(f)	4,051,608
252,500	Quantum Fuel Systems Technologies Worldwide, Inc.†,(f)	1,169,075
93,400	R&B, Inc.†	1,238,484
167,300	Spartan Motors, Inc.(f)	1,681,365
23,500	Tenneco Automotive Inc.†,(f)	292,810

		14,223,912

Distributors — 0.1%
35,900	Source Interlink Companies, Inc.†,(f)	403,875

Hotels, Restaurants & Leisure — 0.4%
20,000	California Pizza Kitchen, Inc.†,(f)	468,800
17,000	Penn National Gaming, Inc.†	499,460
17,600	Scientific Games Corporation†,(f)	402,160
12,300	Shuffle Master, Inc.†,(f)	356,208

		1,726,628

Household Durables — 4.7%
189,000	Comstock Homebuilding Companies, Inc., Class A†,(f)	4,023,810
173,000	Craftmade International, Inc.(f)	3,817,937
16,000	Dominion Homes, Inc.†,(f)	270,880
159,600	Levitt Corporation, Class A(f)	4,092,144
205,000	Orleans Homebuilders, Inc.(f)	3,769,950
60,000	Stanley Furniture Company, Inc.	2,836,800
23,300	Tempur-Pedic International Inc.†,(f)	434,778

		19,246,299

Internet & Catalog Retail — 1.0%
71,419	Celebrate Express, Inc.†	1,399,098
90,000	Provide Commerce, Inc.†,(f)	2,599,200

		3,998,298

Leisure Equipment & Products — 1.3%
174,700	MarineMax, Inc.†,(f)	5,447,146

Media — 0.3%
60,000	WPT Enterprises, Inc.†,(f)	1,122,000

Multiline Retail — 0.8%
170,900	Conn’s, Inc.†,(f)	3,212,920

1

Specialty Retail — 2.7%
152,500	Hibbett Sporting Goods, Inc.†,(f)	4,581,100
227,100	Lithia Motors, Inc., Class A(f)	5,816,031
22,300	Steiner Leisure Limited†	728,987

		11,126,118

Textiles, Apparel & Luxury Goods — 0.4%
77,300	Lakeland Industries, Inc.†,(f)	1,474,034

Total Consumer Discretionary		61,981,230

Consumer Staples — 0.7%
Food & Staples Retailing — 0.0%#
7,400	United Natural Foods, Inc.†,(f)	211,862

Food Products — 0.7%
265,600	Darling International, Inc.†,(f)	1,059,744
69,300	Peet’s Coffee & Tea, Inc.†,(f)	1,708,245

		2,767,989

Total Consumer Staples		2,979,851

Energy — 8.8%
Energy Equipment & Services — 2.8%
183,600	Enerflex Systems Ltd.	4,019,120
17,700	FMC Technologies, Inc.†,(f)	587,286
6,400	Oceaneering International, Inc.†,(f)	240,000
207,600	Pason Systems, Inc.	6,495,813

		11,342,219

Oil & Gas — 6.0%
30,500	Arlington Tankers Ltd.(f)	716,750
38,000	Atlas America, Inc.†,(f)	1,374,460
644,700	Brigham Exploration Company†,(f)	5,950,581
144,000	Mariner Energy, Inc. 144A,†,(g),(h),(k),(l)	2,016,000
152,200	NGP Capital Resources Company(f)	2,447,376
87,300	Nordic American Tanker Shipping Limited(f)	4,142,385
125,300	Southwestern Energy Company†,(f)	7,112,028
31,610	World Fuel Services Corporation(f)	995,715

		24,755,295

Total Energy		36,097,514

Financials — 27.2%
Commercial Banks — 2.4%
78,600	Bank of the Ozarks, Inc.(f)	2,495,550
31,655	Capital Corp of the West(f)	1,471,324
45,819	Mercantile Bank Corporation(f)	1,873,081
81,850	Prosperity Bancshares, Inc.(f)	2,168,207
24,300	Southwest Bancorporation of Texas, Inc.	445,905
43,800	Vineyard National Bancorp(f)	1,199,682

		9,653,749

2

Consumer Finance — 2.6%
152,600	Ace Cash Express, Inc.†,(f)	3,471,650
11,600	Cash America International, Inc.(f)	254,388
197,300	First Cash Financial Services, Inc.†,(f)	4,176,841
107,600	World Acceptance Corporation†,(f)	2,745,952

		10,648,831

Insurance — 4.4%
7,235	FPIC Insurance Group, Inc.†,(f)	232,605
127,600	Hub International Limited	2,462,680
515,500	Meadowbrook Insurance Group, Inc.†,(f)	2,706,375
75,000	National Interstate Corporation†	1,260,000
187,500	Scottish Re Group Limited(f)	4,222,500
150,000	Specialty Underwriters’ Alliance, Inc.†	1,338,000
420,000	Tower Group, Inc.	5,602,800
7,100	Triad Guaranty Inc.†,(f)	373,531

		18,198,491

Real Estate — 16.8%
600,000	Aames Investment Corporation, REIT(f)	4,920,000
282,900	American Home Mortgage Investment Corp., REIT(f)	8,102,256
469,500	Ashford Hospitality Trust, Inc., REIT(f)	4,788,900
136,200	Bimini Mortgage Management, Inc., REIT(f)	1,886,370
159,000	Corporate Office Properties Trust, REIT(f)	4,210,320
45,800	Correctional Properties Trust, REIT(f)	1,156,450
146,800	Eagle Hospitality Properties , Inc., REIT	1,316,796
272,650	ECC Capital Corporation, REIT†	1,635,900
234,122	Feldman Mall Properties, Inc., REIT	2,835,217
93,100	First Potomac Realty Trust, REIT	2,127,335
129,400	Gramercy Capital Corp., REIT(f)	2,523,300
271,500	Hersha Hospitality Trust, Class A, REIT(f)	2,706,855
442,200	HomeBanc Corp., REIT(f)	3,909,048
75,000	JER Investors Trust, Inc., REIT, 144A,†,(g),(h),(k),(l)	1,023,000
256,000	KKR Financial Corporation, REIT, 144A,†,(g),(h),(k),(l)	2,688,000
327,600	Luminent Mortgage Capital, Inc., REIT(f)	3,597,048
190,600	Medical Properties Trust, Inc., REIT, 144A,(g),(h),(k),(l)	1,953,650
349,000	New York Mortgage Trust, Inc.(f)	3,566,780
206,900	Newcastle Investment Corp., REIT(f)	6,124,240
597,800	NorthStar Realty Finance Corp., REIT†	5,786,704
170,000	Sunset Financial Resources, Inc., REIT	1,659,200

		68,517,369

Thrifts & Mortgage Finance — 1.0%
101,700	Accredited Home Lenders Holding Company†,(f)	3,684,591
10,320	Sterling Financial Corporation†,(f)	368,424

		4,053,015

Total Financials		111,071,455

3

Health Care — 8.9%
Biotechnology — 0.5%
140,650	Neogen Corporation†,(f)	2,078,948

Health Care Equipment & Supplies — 3.0%
14,300	Integra LifeSciences Holdings Corporation†,(f)	503,646
148,600	Kensey Nash Corporation†,(f)	4,024,088
336,921	Merit Medical Systems, Inc.†,(f)	4,039,683
13,900	Molecular Devices Corporation†,(f)	264,100
9,075	Orthofix International N.V.†	355,286
103,700	PolyMedica Corporation(f)	3,293,512

		12,480,315

Health Care Providers & Services — 4.5%
258,600	Air Methods Corporation†,(f)	2,061,042
145,200	American Dental Partners, Inc.†	3,227,941
8,200	American Healthways, Inc.†,(f)	270,764
14,000	Computer Programs and Systems, Inc.(f)	393,120
17,400	Eclipsys Corporation†,(f)	269,352
103,194	Horizon Health Corporation†,(f)	4,385,745
80,900	ICON plc, ADR†,(f)	3,035,368
73,800	LCA-Vision Inc.	2,457,540
153,100	MEDTOX Scientific, Inc.†	1,224,800
13,500	Merge Technologies Incorporated†,(f)	236,925
11,000	National Medical Health Card Systems, Inc.†	254,320
21,900	Res-Care, Inc.†	273,969
8,400	SFBC International, Inc.†	296,016

		18,386,902

Pharmaceuticals — 0.9%
133,460	Matrixx Initiatives, Inc.†,(f)	1,506,763
10,200	Noven Pharmaceuticals, Inc.†,(f)	172,992
118,600	Salix Pharmaceuticals, Ltd.†,(f)	1,955,714

		3,635,469

Total Health Care		36,581,634

Industrials — 21.4%
Aerospace & Defense — 3.1%
180,873	Ceradyne, Inc.†,(f)	4,046,129
299,600	Essex Corporation†,(f)	4,892,468
116,800	SI International, Inc.†,(f)	3,227,184
126,500	TVI Corporation†	623,645

		12,789,426

Building Products — 1.2%
120,000	Universal Forest Products, Inc.	4,662,000

Commercial Services & Supplies — 4.5%
13,800	Asset Acceptance Capital Corp.†,(f)	263,304
7,400	Bright Horizons Family Solutions, Inc.†,(f)	249,676
100,000	Collectors Universe, Inc.†	1,916,000
3,300	Corporate Executive Board Company (The)(f)	211,035

4

146,800	Exponent, Inc.†,(f)	3,507,052
21,400	FTI Consulting, Inc.†,(f)	441,696
17,600	Labor Ready, Inc.†,(f)	328,240
65,400	Portfolio Recovery Associates, Inc.†,(f)	2,225,562
68,050	Providence Service Corporation (The)†,(f)	1,582,489
8,250	School Specialty, Inc.†,(f)	323,070
276,700	Team, Inc.†,(f)	5,534,000
200,000	WCA Waste Corporation†	1,960,000

		18,542,124

Construction & Engineering — 0.7%
160,000	Keith Companies, Inc. (The)†	2,768,000

Industrial Conglomerates — 1.5%
303,300	Raven Industries, Inc.(f)	6,193,386

Machinery — 3.4%
118,400	Actuant Corporation, Class A†,(f)	5,318,528
76,800	Cascade Corporation(f)	2,688,000
138,400	Commercial Vehicle Group, Inc.†,(f)	2,768,000
7,400	Lincoln Electric Holdings, Inc.(f)	222,592
47,400	Middleby Corporation (The)(f)	2,341,560
4,400	Toro Company (The)(f)	389,400

		13,728,080

Road & Rail — 5.2%
293,650	Genesee & Wyoming, Inc., Class A,†,(f)	7,608,472
169,800	Marten Transport, Ltd.†,(f)	3,621,834
78,400	Mullen Transportation, Inc.	3,708,550
205,780	Old Dominion Freight Line, Inc.†	6,410,047

		21,348,903

Trading Companies & Distributors — 1.8%
55,987	Beacon Roofing Supply, Inc†,(f)	1,225,276
105,700	Rush Enterprises, Inc., Class A†	1,657,376
263,000	Rush Enterprises, Inc., Class B†,(f)	4,434,180

		7,316,832

Total Industrials		87,348,751

Information Technology — 12.4%
Communications Equipment — 2.0%
29,300	Alvarion Ltd.†,(f)	280,987
13,900	Belden CDT Inc. (f)	308,719
387,700	Digi International, Inc.†	5,319,244
137,700	NETGEAR, Inc.†,(f)	2,077,893

		7,986,843

Computers & Peripherals — 1.2%
11,100	Intergraph Corporation†,(f)	319,791
17,700	Overland Storage, Inc.†,(f)	259,836

5

169,885	Rimage Corporation†	3,372,217
40,000	Stratasys, Inc.†,(f)	1,133,200

		5,085,044

Electronic Equipment & Instruments — 1.6%
55,163	Digital Theater Systems, Inc.†,(f)	999,002
10,000	Itron, Inc.†,(f)	296,400
29,400	Multi-Fineline Electronix, Inc.†,(f)	518,910
435,300	TTM Technologies, Inc.†,(f)	4,553,238

		6,367,550

Information Technology Services — 0.9%
19,800	CSG Systems International, Inc.†,(f)	322,542
133,300	ManTech International Corporation, Class A,†,(f)	3,075,231
13,450	TALX Corporation	244,252

		3,642,025

Internet Software & Services — 1.7%
8,100	Aladdin Knowledge Systems Ltd.†,(f)	184,113
29,200	Digital Insight Corporation†,(f)	478,880
67,800	J2 Global Communications, Inc.†,(f)	2,326,218
78,000	LivePerson, Inc.†,(f)	205,140
67,000	Websense, Inc.†,(f)	3,604,600

		6,798,951

Semiconductors & Semiconductor Equipment — 2.5%
10,500	Actel Corporation†,(f)	161,490
20,200	ADE Corporation†,(f)	448,440
28,900	Amkor Technology, Inc.†,(f)	111,554
27,400	ASE Test Limited†,(f)	139,192
7,800	Brooks Automation, Inc.†,(f)	118,404
41,200	Catalyst Semiconductor, Inc.†,(f)	175,924
250,900	Diodes, Incorporated†,(f)	6,806,917
7,000	DSP Group, Inc.†,(f)	180,320
27,000	Micrel Incorporated†,(f)	248,940
3,500	Siliconix Incorporated†	123,480
49,120	Siliconware Precision Industries, Co., Ltd.(f)	206,795
341,800	White Electronic Designs Corporation†,(f)	1,671,402

		10,392,858

Software — 2.5%
400,000	Citadel Security Software, Inc.†,(f)	448,000
39,700	Epicor Software Corporation†,(f)	520,070
215,700	RADWARE, Ltd.†,(f)	5,062,479
248,000	Sonic Solutions†,(f)	3,732,400
31,300	Witness Systems, Inc.†,(f)	549,315

		10,312,264

Total Information Technology		50,585,535

6

Materials — 1.4%
Chemicals — 0.1%
4,900	Albemarle Corporation(f)	178,164
2,400	Georgia Gulf Corporation(f)	110,352

		288,516

Metals & Mining — 1.3%
4,700	Arch Coal, Inc.(f)	202,147
5,049	Gibraltar Industries, Inc.(f)	110,775
248,700	Metals USA, Inc.†,(f)	4,872,033
5,000	NN, Inc.	61,600

		5,246,555

Total Materials		5,535,071

Telecommunication Services — 0.1%
Wireless Telecommunication Services — 0.1%
34,900	SBA Communications Corporation, Class A†,(f)	319,684

TOTAL COMMON STOCKS
(Cost $298,237,999)		392,500,725

INVESTMENT COMPANY SECURITY — 0.9%
(Cost $3,623,716)
30,500	iShares Russell 2000 Index Fund(f)	3,725,575

WARRANTS — 0.0%
Industrials — 0.0%
Commercial Services & Supplies — 0.0%
4,425	American Banknote Corporation, Series 1, expires 10/01/07, (exercise price: $10.00)†,(g)	0
4,425	American Banknote Corporation, Series 2, expires 10/01/07, (exercise price: $12.50)†,(g)	0

Total Industrials		0

TOTAL WARRANTS
(Cost $0)		0

Principal Amount

REPURCHASE AGREEMENT(c) — 3.9%
(Cost $15,986,000)
$15,986,000	Agreement with State Street Bank and Trust Company, 2.400% dated 03/31/2005, to be repurchased at $15,987,051 on 04/01/2005, collateralized by $16,725,000 FHLMC, 2.000% maturing 03/15/2019 (value $16,306,875)	15,986,000

7

Shares

COLLATERAL FOR SECURITIES ON LOAN(d) — 22.4%
(Cost $91,518,517)
91,518,517	State Street Navigator Securities Lending Trust – Prime Portfolio(i)	91,518,517

TOTAL INVESTMENTS
(Cost $409,366,232)(j)	123.2%	$503,730,817

†	Non-income producing security.

#	Amount is less than 0.1% of net assets.

(a)	All percentages are based on net assets of the Munder Micro-Cap Equity Fund (the “Fund”) as of March 31, 2005.

(b)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities, other than depositary receipts, for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Investment securities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	The Fund may loan portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	On February 25, 2005, the Fund acquired all of the assets of and assumed all of the liabilities of the Munder Small Company Growth Fund in a tax-free exchange of shares of the Fund and the subsequent liquidation of the Munder Small Company Growth Fund. The Agreement and

8

Plan of Reorganization was approved by the shareholders of the Munder Small Company Growth Fund at a special meeting of shareholders held on February 24, 2005.

(f)	Security, or a portion thereof, is on loan.

(g)	Fair valued security as of March 31, 2005 (see Note (b) above). As of March 31, 2005, these securities represent $7,680,650, 1.9% of net assets.

(h)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(i)	As of March 31, 2005, the market value of the securities on loan is $89,475,141.

(j)	At March 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $100,559,407 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $6,194,822 and net appreciation for financial reporting purposes was $94,364,585. At March 31, 2005, aggregate cost for financial reporting purposes was $409,366,232.

(k)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(l)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2005, securities subject to restrictions on resale that have not been deemed to be liquid represent $7,680,650, 1.9% of net assets.

	Acquisition
Security	Date	Cost

Mariner Energy, Inc. 144A	03/04/05	$2,016,000
JER Investors Trust, Inc. REIT, 144A	05/27/04	1,125,000
KKR Financial Corporation, REIT, 144A	08/05/04	2,560,000
Medical Properties Trust, Inc., REIT, 144A	03/31/04	1,366,000
	09/08/04	542,700

ABBREVIATIONS:

ADR   — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation
REIT  — Real Estate Investment Trust

9

At March 31, 2005 the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicted):

	%
	Net Assets	Value

COMMON STOCKS:
United States	87.3%	$356,739,720
Bahamas	0.2	728,987
Bermuda	2.2	9,081,635
Canada	4.1	16,686,163
Ireland	0.7	3,035,368
Israel	1.3	5,527,579
Netherlands Antilles	0.1	355,286
Taiwan	0.1	345,987

TOTAL COMMON STOCKS	96.0	392,500,725
INVESTMENT COMPANY SECURITY	0.9	3,725,575
WARRANTS	0.0	0
REPURCHASE AGREEMENT	3.9	15,986,000
COLLATERAL FOR SECURITIES ON LOAN	22.4	91,518,517

TOTAL INVESTMENTS	123.2%	$503,730,817

10

Munder Mid-Cap Core Growth Fund
(formerly Munder MidCap Select Fund)

Portfolio of Investments, March 31, 2005 (Unaudited) (a)

Shares		Value(b)

COMMON STOCKS — 94.0%
Consumer Discretionary — 20.1%
Hotels, Restaurants & Leisure — 3.6%
137,900	International Game Technology	$3,676,414
243,400	Penn National Gaming, Inc.†	7,151,092

		10,827,506

Household Durables — 6.6%
44,500	KB Home	5,226,970
61,200	Pulte Homes, Inc.	4,506,156
69,800	Standard Pacific Corporation	5,038,862
248,400	Tempur-Pedic International Inc.†	4,635,144

		19,407,132

Media — 1.5%
61,000	Getty Images, Inc.†	4,337,710

Multiline Retail — 1.2%
26,800	Sears Holdings Corporation†	3,568,956

Specialty Retail — 7.2%
105,100	Chico’s FAS, Inc.†	2,970,126
120,200	Dick’s Sporting Goods, Inc.†	4,414,946
180,000	Foot Locker, Inc.	5,274,000
122,800	Regis Corporation	5,026,204
80,400	Tractor Supply Company†	3,509,460

		21,194,736

Total Consumer Discretionary		59,336,040

Consumer Staples — 4.2%
Beverages — 1.7%
94,600	Constellation Brands, Inc., Class A†	5,001,502

Food Products — 0.9%
168,100	Tyson Foods, Inc., Class A	2,803,908

Personal Products — 1.6%
97,800	Alberto-Culver Company	4,680,708

Total Consumer Staples		12,486,118

Energy — 9.8%
Energy Equipment & Services — 3.7%
213,800	Patterson-UTI Energy, Inc.	5,349,276
72,700	Precision Drilling Corporation†	5,427,782

		10,777,058

1

Oil & Gas — 6.1%
136,100	Chesapeake Energy Corporation	2,986,034
75,900	Kinder Morgan, Inc.	5,745,630
122,100	Pioneer Natural Resources Company	5,216,112
127,733	XTO Energy, Inc.	4,194,752

		18,142,528

Total Energy		28,919,586

Financials — 13.1%
Capital Markets — 3.5%
67,000	Affiliated Managers Group, Inc.†	4,156,010
244,500	Ameritrade Holding Corporation†	2,496,345
73,000	Investors Financial Services Corp.	3,570,430
3,625	optionsXpress Holdings, Inc.†	58,689

		10,281,474

Commercial Banks — 1.4%
103,400	UCBH Holdings, Inc.	4,125,660

Insurance — 5.1%
56,550	ACE Limited	2,333,818
52,400	Ambac Financial Group, Inc.	3,916,900
36,300	AmerUs Group Co.	1,715,175
69,200	RenaissanceRe Holdings Ltd.	3,231,640
236,363	Universal American Financial Corp.†	4,089,080

		15,286,613

Real Estate 3.1%
103,311	New Century Financial Corporation, REIT	4,837,021
170,600	Ventas, Inc., REIT	4,258,176

		9,095,197

Total Financials		38,788,944

Health Care — 13.2%
Biotechnology — 1.6%
134,900	Gilead Sciences, Inc.†	4,829,420

Health Care Equipment & Supplies — 2.3%
28,100	Kinetic Concepts, Inc.†	1,676,165
88,500	ResMed, Inc.†	4,991,400

		6,667,565

Health Care Providers & Services — 9.3%
83,800	Coventry Health Care, Inc.†	5,710,132
78,600	LifePoint Hospitals, Inc.†	3,445,824
102,000	Patterson Companies, Inc.†	5,094,900
32,500	Quest Diagnostics Incorporated	3,416,725
120,500	Renal Care Group, Inc.†	4,571,770
261,100	VCA Antech, Inc.†	5,282,053

		27,521,404

Total Health Care		39,018,389

2

Industrials — 11.6%
Aerospace & Defense — 2.8%
116,700	L-3 Communications Holdings, Inc.	8,288,034

Commercial Services & Supplies — 1.5%
100,900	Stericycle, Inc.†	4,459,780

Machinery — 5.0%
98,200	Briggs & Stratton Corporation	3,575,462
72,700	Oshkosh Truck Corporation	5,960,673
58,900	Toro Company (The)	5,212,650

		14,748,785

Road & Rail — 2.3%
219,850	Old Dominion Freight Line, Inc.†	6,848,327

Total Industrials		34,344,926

Information Technology — 11.5%
Communications Equipment — 1.2%
135,000	Comverse Technology, Inc.†	3,404,700

Electronic Equipment & Instruments — 1.2%
14,500	Dolby Laboratories, Inc., Class A†	340,750
62,200	ScanSource, Inc.†	3,223,826

		3,564,576

Information Technology Services — 3.4%
98,300	Cognizant Technology Solutions Corporation, Class A†	4,541,460
93,400	SRA International, Inc.†	5,627,350

		10,168,810

Internet Software & Services — 4.1%
120,800	Digital River, Inc.†	3,764,128
133,000	j2 Global Communications, Inc.†	4,563,230
365,200	ValueClick, Inc.†	3,874,772

		12,202,130

Semiconductors & Semiconductor Equipment — 1.6%
205,100	FormFactor, Inc†	4,643,464

Total Information Technology		33,983,680

Materials — 5.0%
Chemicals — 2.0%
125,300	Airgas, Inc.	2,993,417
61,300	Praxair, Inc.	2,933,818

		5,927,235

Construction Materials — 1.4%
70,500	Florida Rock Industries, Inc.	4,146,810

Metals & Mining — 1.6%
46,200	Phelps Dodge Corporation	4,699,926

Total Materials		14,773,971

3

Telecommunication Services — 1.7%
Wireless Telecommunication Services — 1.7%
222,900	Nextel Partners, Inc., Class A†	4,894,884

Utilities — 3.8%
Gas Utilities — 1.2%
80,400	New Jersey Resources Corporation	3,499,812

Multi-Utilities & Unregulated Power — 1.2%
61,800	Equitable Resources, Inc.	3,549,792

Water Utilities — 1.4%
176,725	Aqua America, Inc.	4,305,021

Total Utilities		11,354,625

TOTAL COMMON STOCKS
(Cost $240,827,977)		277,901,163

Principal Amount

REPURCHASE AGREEMENT(c) — 4.0%
(Cost $11,738,000)
$11,738,000	Agreement with State Street Bank and Trust Company, 2.400% dated 03/31/2005, to be repurchased at $11,738,783 on 04/01/2005, collateralized by $12,020,000 FHLB, 3.800% maturing 04/06/2009 (value $11,974,925)	11,738,000

TOTAL INVESTMENTS
(Cost $252,565,977)(d)	98.0%	$289,639,163

†	Non-income producing security.

(a)	All percentages shown are based on net assets of the Munder Mid-Cap Core Growth Fund, formerly Munder MidCap Select Fund (the “Fund”), as of March 31, 2005.

(b)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Securities for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its

4

right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	At March 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $40,531,315 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $3,458,129 and net appreciation for financial reporting purposes was $37,073,186. At March 31, 2005, aggregate cost for financial reporting purposes was $252,565,977.

ABBREVIATIONS:

FHLB — Federal Home Loan Bank
REIT — Real Estate Investment Trust

5

Munder Power Plus Fund®

Portfolio of Investments, March 31, 2005 (Unaudited) (a),(b)

Shares		Value(c)

COMMON STOCKS — 100.7%
Distributed Power — 16.5%
117,900	Active Power, Inc.†	381,996
73,500	American Power Conversion Corporation	1,919,085
24,200	C&D Technologies, Inc.	243,210
392,395	Electric City Corp.†	372,775
18,500	Energy Conversion Devices, Inc.†	420,505
115,100	FuelCell Energy, Inc.†	1,148,698
34,300	Headwaters Incorporated†	1,125,726
99,400	Infineon Technologies AG, ADR†	949,270
40,382	Intermagnetics General Corporation†	982,898
30,200	International Rectifier Corporation†	1,374,100
28,100	Itron, Inc.†	832,884
45,800	IXYS Corporation†	523,952
182,300	Plug Power, Inc.†	1,203,180
176,500	Quanta Services, Inc.†	1,346,695
154,100	Quantum Fuel Systems Technologies Worldwide, Inc.†	713,483
123,000	SatCon Technology Corporation†	207,870
114,300	Valence Technology, Inc.†	350,901
86,500	Vestas Wind Systems AS†	1,249,641
32,100	Vicor Corporation	335,124

		15,681,993

Drilling — 12.1%
30,900	Diamond Offshore Drilling	1,541,910
64,800	GlobalSantaFe Corporation	2,400,192
48,650	Noble Corporation	2,734,616
55,900	Pride International, Inc.†	1,388,556
57,200	Transocean, Inc.†	2,943,512
7,300	Trican Well Service Ltd.†	470,715

		11,479,501

Exploration & Production — 21.7%
30,300	Anadarko Petroleum Corporation	2,305,830
54,536	Apache Corporation	3,339,239
48,700	Burlington Resources, Inc.	2,438,409
23,600	Chesapeake Energy Corporation	517,784
11,700	Eni S.p.A., ADR	1,522,872
39,900	EOG Resources, Inc.	1,944,726
28,800	Kerr-McGee Corporation	2,255,904
6,300	Newfield Exploration Company†	467,838
22,800	Noble Energy, Inc.	1,550,856
9,800	Peabody Energy Corporation	454,328

1

27,600	Ultra Petroleum Corp.†	1,402,080
21,300	Unocal Corporation	1,313,997
32,400	XTO Energy, Inc.	1,064,016

		20,577,879

Integrated Oil & Gas — 33.2%
31,400	Amerada Hess Corporation	3,020,994
23,400	BG Group PLC, ADR	921,960
19,300	BP PLC, ADR	1,204,320
41,900	ChevronTexaco Corporation	2,443,189
39,800	ConocoPhillips	4,292,032
8,100	Equitable Resources, Inc.	465,264
42,300	Exxon Mobil Corporation	2,521,080
40,700	Marathon Oil Corporation	1,909,644
20,700	Murphy Oil Corporation	2,043,711
53,400	Occidental Petroleum Corporation	3,800,478
16,100	Remington Oil and Gas Corporation†	507,472
92,800	Repsol YPF, SA, ADR	2,463,840
22,500	Royal Dutch Petroleum Company, NYR	1,350,900
139,500	Statoil ASA, ADR	2,391,030
19,000	Total SA, ADR	2,227,370

		31,563,284

Oil Service & Equipment — 9.5%
34,250	Baker Hughes, Incorporated	1,523,783
10,600	Chicago Bridge & Iron Company, N.V.	466,718
49,300	Halliburton Company	2,132,225
16,700	National-Oilwell, Inc.†	779,890
28,900	Schlumberger Limited	2,036,872
32,500	Smith International, Inc.	2,038,725

		8,978,213

Refining & Marketing — 7.7%
24,900	Sunoco, Inc.	2,577,648
64,500	Valero Energy Corporation	4,725,915

		7,303,563

TOTAL COMMON STOCKS
(Cost $62,334,185)		95,584,433

WARRANTS — 0.1%
Distributed Power — 0.1%
300,000	Electric City Corp., expires 12/10/2007, (exercise price: $0.92)†, (d)	101,233
75,000	Electric City Corp., expires 4/17/2008, (exercise price: $1.00)†, (d)	24,438

TOTAL WARRANTS
(Cost $126,156)		125,671

2

Value(c)

TOTAL INVESTMENTS
(Cost $62,460,341)(e)	100.8%	$95,710,104

†	Non-income producing security.

(a)	All percentages are based on net assets of the Munder Power Plus Fund (the “Fund”) as of March 31, 2005.

(b)	The Fund invests most of its assets in companies that are primarily engaged in non-regulated energy and power activities. As a result, the Fund is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services and tax and other government regulation. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

(c)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities, other than depositary receipts, for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Investment securities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	Fair valued securities (see Note (c) above). As of March 31, 2005, these securities represent $125,671, 0.1% of net assets.

(e)	At March 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $33,868,632 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $618,869 and net appreciation for financial reporting purposes was $33,249,763. At March 31, 2005, aggregate cost for financial reporting purposes was $62,460,341.

ABBREVIATIONS:

ADR — American Depositary Receipt
NYR — New York Registered Shares

3

At March 31, 2005, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	84.7%	$80,365,798
Spain	2.6	2,463,840
Norway	2.5	2,391,030
France	2.4	2,227,370
United Kingdom	2.2	2,126,280
Netherlands	1.9	1,817,618
Italy	1.6	1,522,872
Denmark	1.3	1,249,641
Germany	1.0	949,270
Canada	0.5	470,714

TOTAL COMMON STOCKS	100.7	95,584,433
WARRANTS	0.1	125,671

TOTAL INVESTMENTS	100.8%	$95,710,104

4

Munder Real Estate Equity Investment Fund

Portfolio of Investments, March 31, 2005 (Unaudited) (a),(b)

Shares		Value(c)

COMMON STOCKS — 98.4%
Apartments — 10.9%
13,075	Apartment Investment and Management Company, Class A	$486,390
73,260	Archstone-Smith Trust	2,498,899
24,059	AvalonBay Communities, Inc.	1,609,307
11,400	Camden Property Trust	536,142
65,600	Equity Residential	2,112,976
8,225	Essex Property Trust, Inc.	568,347
22,200	Town and Country Trust (The)	587,190

		8,399,251

Diversified — 7.5%
54,400	Newcastle Investment Corp.	1,610,240
46,525	RAIT Investment Trust	1,247,800
42,425	Vornado Realty Trust	2,938,780

		5,796,820

Healthcare — 5.2%
40,300	Health Care REIT, Inc.	1,289,600
104,400	Medical Properties Trust, Inc., 144A(d),(f),(g),(h)	1,070,100
65,300	Ventas, Inc.	1,629,888

		3,989,588

Industrial — 7.6%
21,325	AMB Property Corporation	806,085
13,600	CenterPoint Properties Trust	557,600
60,500	First Potomac Realty Trust	1,382,425
83,700	ProLogis	3,105,270

		5,851,380

Lodging/Resorts — 9.5%
147,700	Ashford Hospitality Trust, Inc.	1,506,540
104,300	Eagle Hospitality Properties Trust, Inc.	935,571
97,200	Hersha Hospitality Trust, Class A	969,084
3,200	Hospitality Properties Trust	129,216
148,800	Host Marriott Corporation	2,464,128
40,900	LaSalle Hotel Properties	1,188,145
23,100	MeriStar Hospitality Corporation†	161,700

		7,354,384

Mixed — 2.5%
34,400	Duke Realty Corporation	1,026,840
22,800	PS Business Parks, Inc.	918,840

		1,945,680

1

Office — 18.3%
13,900	Alexandria Real Estate Equities, Inc.	894,882
33,300	Arden Realty, Inc.	1,127,205
28,300	BioMed Realty Trust, Inc.	582,980
45,375	Boston Properties, Inc.	2,732,936
16,825	CarrAmerica Realty Corporation	530,829
60,100	Corporate Office Properties Trust	1,591,448
41,000	CRT Properties, Inc.	892,980
48,499	Equity Office Properties Trust	1,461,275
71,275	Reckson Associates Realty Corp.	2,188,142
38,300	SL Green Realty Corp.	2,153,226

		14,155,903

Regional Malls — 16.8%
21,550	CBL & Associates Properties, Inc.	1,541,040
174,500	Feldman Mall Properties, Inc.	2,113,195
105,270	General Growth Properties, Inc.	3,589,707
32,600	Mills Corporation (The)	1,724,540
66,444	Simon Property Group, Inc.	4,025,178

		12,993,660

Self Storage — 1.4%
26,900	Sovran Self Storage, Inc.	1,066,047

Shopping Centers — 12.0%
54,000	Developers Diversified Realty Corporation	2,146,500
63,400	Equity One, Inc.	1,305,406
43,312	Kimco Realty Corporation	2,334,517
19,700	Pan Pacific Retail Properties, Inc.	1,117,975
21,400	Regency Centers Corporation	1,019,282
39,525	Weingarten Realty Investors	1,364,008

		9,287,688

Specialty — 5.8%
12,600	Correctional Properties Trust	318,150
115,600	ECC Capital Corporation†	693,600
54,400	Friedman, Billings, Ramsey Group, Inc., Class A	863,328
22,697	New Century Financial Corporation	1,062,673
157,600	NorthStar Realty Finance Corp.†	1,525,568

		4,463,319

Storage — 0.9%
12,700	Public Storage, Inc.	723,138

TOTAL COMMON STOCKS
(Cost $52,348,477)		76,026,858

PREFERRED STOCK — 1.3%
(Cost $1,000,000)
Mixed — 1.3%
20,000	Bedford Property Investors, Inc., 8.75%, 144A(d),(f),(g),(h)	1,034,000

2

TOTAL INVESTMENTS
(Cost $53,348,477)(e)	99.7%	$77,060,858

†	Non-income producing security.

(a)	All percentages are based on net assets of the Munder Real Estate Equity Investment Fund (the “Fund”) as of March 31, 2005.

(b)	The Fund primarily invests in equity securities of United States companies that are principally engaged in business within the real estate industry, and accordingly, is more susceptible to factors adversely affecting the U.S. real estate industry.

(c)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Securities for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	Fair valued security as of March 31, 2005 (See note (c) above). As of March 31, 2005, these securities represent $2,104,100, 2.7% of net assets.

(e)	At March 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $25,027,600 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,315,219 and net appreciation for financial reporting purposes was $23,712,381. At March 31, 2005, aggregate cost for financial reporting purposes was $53,348,477.

(f)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2005, securities subject to restrictions on resale that have not been deemed to be liquid represent $2,104,100, 2.7% of net assets.

Security	Acquisition Date	Cost

Bedford Property Investors, Inc., 8.75%	07/29/03	$1,000,000
Medical Properties Trust, Inc., 144A	03/31/04	634,000
	09/10/04	412,050

ABBREVIATION:

REIT — Real Estate Investment Trust

3

Munder Small-Cap Value Fund

Portfolio of Investments, March 31, 2005 (Unaudited) (a)

Shares		Value(b)

COMMON STOCKS — 91.6%
Consumer Discretionary — 17.6%
Auto Components — 4.3%
250,900	American Axle & Manufacturing Holdings, Inc.(g)	$6,147,050
329,500	BorgWarner Inc.	16,040,060
142,800	Drew Industries Incorporated†,(g)	5,376,420
214,400	Noble International, Ltd.(g)	4,858,304
351,700	Spartan Motors, Inc.	3,534,585

		35,956,419

Automobiles — 2.3%
236,500	Thor Industries, Inc.(g)	7,073,715
369,900	Winnebago Industries, Inc.(g)	11,688,840

		18,762,555

Distributors — 0.5%
220,000	Prestige Brands Holdings, Inc.†	3,883,000

Hotels, Restaurants & Leisure — 1.2%
336,800	Penn National Gaming, Inc.†	9,895,184

Household Durables — 5.8%
134,800	Craftmade International, Inc.(g)	2,974,901
255,600	Pulte Homes, Inc.	18,819,828
287,400	Ryland Group, Inc. (The)	17,824,548
255,100	The Yankee Candle Company, Inc.†	8,086,670

		47,705,947

Specialty Retail — 3.4%
157,400	Cabela’s Incorporated†,(g)	3,247,162
121,700	Guitar Center, Inc.†	6,672,811
132,000	Hibbett Sporting Goods, Inc.†,(g)	3,965,280
122,600	Sonic Automotive, Inc., Class A(g)	2,784,246
413,800	United Auto Group, Inc.(g)	11,516,054

		28,185,553

Textiles, Apparel & Luxury Goods — 0.1%
25,300	Quiksilver, Inc.†	734,459

Total Consumer Discretionary		145,123,117

Consumer Staples — 1.1%
Beverages — 0.8%
134,800	Constellation Brands, Inc., Class A†	7,126,876

1

Food & Staples Retailing — 0.3%
79,500	United Natural Foods, Inc.†	2,276,085

Total Consumer Staples		9,402,961

Energy — 9.0%
Energy Equipment & Services — 4.8%
159,800	Core Laboratories N.V.†	4,102,066
249,100	FMC Technologies, Inc.†	8,265,138
305,850	Oil States International, Inc.†	6,285,218
323,600	Pason Systems, Inc.	10,125,458
151,200	TETRA Technologies, Inc.†	4,300,128
140,000	Unit Corporation†	6,323,800

		39,401,808

Oil & Gas — 4.2%
497,000	Brigham Exploration Company†,(g)	4,587,310
114,300	Cimarex Energy Company†,(g)	4,457,700
346,200	Magnum Hunter Resources, Inc.†	5,577,282
167,025	Nordic American Tanker Shipping Limited(g)	7,925,336
213,400	Southwestern Energy Company†,(g)	12,112,584

		34,660,212

Total Energy		74,062,020

Financials — 25.2%
Capital Markets — 1.5%
191,250	Affiliated Managers Group, Inc.†,(g)	11,863,238

Commercial Banks — 1.4%
121,500	Cathay General Bancorp(g)	3,827,250
140,000	Prosperity Bancshares, Inc.(g)	3,708,600
102,900	UCBH Holdings, Inc.(g)	4,105,710

		11,641,560

Consumer Finance — 1.4%
333,300	Ace Cash Express, Inc.†,(g)	7,582,575
200,000	First Cash Financial Services, Inc.†,(g)	4,234,000

		11,816,575

Insurance — 2.8%
202,700	Hub International Limited	3,912,110
123,800	RenaissanceRe Holdings Ltd.	5,781,460
87,700	RLI Corporation	3,635,165
329,000	Scottish Re Group Limited(g)	7,409,080
40,900	Triad Guaranty Inc.†	2,151,749

		22,889,564

Real Estate — 16.8%
581,200	Aames Investment Corporation, REIT	4,765,840
563,500	American Home Mortgage Investment Corporation, REIT	16,138,640
250,100	Anthracite Capital, Inc., REIT(g)	2,786,114
928,600	Ashford Hospitality Trust, Inc., REIT(g)	9,471,720
207,700	Corporate Office Properties Trust, REIT	5,499,896

2

70,100	Correctional Properties Trust, REIT	1,770,025
378,800	Equity One, Inc., REIT	7,799,492
580,970	Friedman, Billings, Ramsey Group, Inc., Class A, REIT(g)	9,219,994
583,000	KKR Financial Corporation, 144A, REIT†,(f),(i),(j),(k)	6,121,500
332,300	Luminent Mortgage Capital, Inc., REIT(g)	3,648,654
179,100	Mills Corporation (The), REIT	9,474,390
343,515	New Century Financial Corporation, REIT	16,083,372
458,200	Newcastle Investment Corp., REIT(g)	13,562,720
475,000	People’s Choice Financial Corporation, 144A, REIT(f),(i),(j),(k)	4,189,500
220,000	RAIT Investment Trust, REIT(g)	5,900,400
157,700	Redwood Trust, Inc., REIT(g)	8,071,086
784,460	Saxon Capital, Inc., REIT†,(g)	13,492,712

		137,996,055

Thrifts & Mortgage Finance — 1.3%
538,600	Commercial Capital Bancorp, Inc.(g)	10,960,510

Total Financials		207,167,502

Health Care — 6.4%
Biotechnology — 0.5%
105,400	Techne Corporation†	4,234,972

Health Care Equipment & Supplies — 4.4%
250,100	Kensey Nash Corporation†,(g)	6,772,708
48,300	Matthews International Corporation, Class A	1,582,308
563,176	Merit Medical Systems, Inc.†,(g)	6,752,480
197,695	Orthofix International N.V.†	7,739,760
178,600	PolyMedica Corporation(g)	5,672,336
135,300	Respironics, Inc.†	7,883,931

		36,403,523

Health Care Providers & Services — 1.5%
141,100	ICON plc, ADR†,(g)	5,294,072
322,500	VCA Antech, Inc.†	6,524,175

		11,818,247

Total Health Care		52,456,742

Industrials — 19.0%
Aerospace & Defense — 2.2%
151,200	Alliant Techsystems Inc.†	10,803,240
332,700	Ceradyne, Inc.†,(g)	7,442,499

		18,245,739

Airlines — 0.5%
328,400	ExpressJet Holdings, Inc.†	3,747,044

Building Products — 1.2%
264,300	Universal Forest Products, Inc.(g)	10,268,055

3

Commercial Services & Supplies — 2.0%
186,500	ADESA, Inc.	4,356,640
268,600	Asset Acceptance Capital Corp.†,(g)	5,124,888
104,700	Ritchie Bros. Auctioneers Incorporated	3,308,520
85,800	School Specialty, Inc.†,(g)	3,359,928

		16,149,976

Electrical Equipment — 1.7%
349,800	AMETEK, Inc.	14,079,450

Industrial Conglomerates — 1.9%
141,100	Carlisle Companies Incorporated	9,844,547
271,900	Raven Industries, Inc.(g)	5,552,198

		15,396,745

Machinery — 4.3%
140,700	Actuant Corporation, Class A†,(g)	6,320,244
62,300	CUNO Incorporated†	3,201,597
122,200	Graco, Inc.	4,931,992
199,000	Oshkosh Truck Corporation	16,316,010
91,800	The Middleby Corporation(g)	4,534,920

		35,304,763

Road & Rail — 5.0%
503,525	Genesee & Wyoming, Inc., Class A†	13,046,333
82,600	Landstar System, Inc.†	2,705,150
486,600	Old Dominion Freight Line, Inc.†,(g)	15,157,590
318,100	Overnite Corporation	10,176,019

		41,085,092

Trading Companies & Distributors — 0.2%
115,981	Rush Enterprises, Inc., Class B†	1,955,439

Total Industrials		156,232,303

Information Technology — 8.1%
Communications Equipment — 1.7%
701,409	Digi International, Inc.†	9,623,331
266,100	NETGEAR, Inc.†	4,015,449

		13,638,780

Electronic Equipment & Instruments — 0.6%
469,100	TTM Technologies, Inc.†	4,906,786

Information Technology Services — 2.6%
215,700	Anteon International Corporation†,(g)	8,397,201
233,700	CACI International, Inc.†	12,907,251

		21,304,452

Internet Software & Services — 0.7%
209,700	United Online, Inc.†,(g)	2,195,559
64,900	Websense, Inc.†	3,491,620

		5,687,179

4

Semiconductors & Semiconductor Equipment — 2.3%
365,984	Diodes, Incorporated†,(g)	9,929,146
180,800	SigmaTel, Inc.†,(g)	6,767,344
535,500	White Electronic Designs Corporation†,(g)	2,618,595

		19,315,085

Software — 0.2%
106,300	Manhattan Associates, Inc.†,(g)	2,165,331

Total Information Technology		67,017,613

Materials — 4.4%
Chemicals — 0.5%
62,200	Minerals Technologies, Inc.(g)	4,091,516

Construction Materials — 1.0%
56,000	Eagle Materials Inc.(g)	4,532,640
112,800	Headwaters Incorporated†,(g)	3,702,096

		8,234,736

Containers & Packaging — 0.5%
75,900	AptarGroup, Inc.	3,945,282

Metals & Mining — 2.4%
325,800	AMCOL International Corporation	6,112,008
465,200	Metals USA, Inc.†,(g)	9,113,268
123,500	Reliance Steel & Aluminum Co.	4,941,235

		20,166,511

Total Materials		36,438,045

Utilities — 0.8%
Electric Utilities — 0.3%
54,233	ALLETE, Inc.(g)	2,269,651

Gas Utilities — 0.5%
96,300	New Jersey Resources Corporation(g)	4,191,939

Total Utilities		6,461,590

TOTAL COMMON STOCKS
(Cost $638,150,777)		754,361,893

INVESTMENT COMPANY SECURITY — 3.8%
(Cost $30,887,081)
170,000	iShares Russell 2000 Value Index Fund(g)	31,322,500

Principal
Amount

REPURCHASE AGREEMENT(c) — 4.5%
(Cost $36,647,000)
$36,647,000	Agreement with State Street Bank and Trust Company, 2.400% dated 03/31/2005, to be repurchased at $36,649,443 on 04/01/2005, collateralized by $37,525,000 FHLB, 3.800% maturing 04/06/2009 (value $37,384,281)	36,647,000

5

Shares

COLLATERAL FOR SECURITIES ON LOAN (d) — 21.0%
(Cost $172,572,691)
172,572,691	State Street Navigator Securities Lending Trust — Prime Portfolio (h)	172,572,691

TOTAL INVESTMENTS
(Cost $878,257,549)(e)	120.9%	$994,904,084

  † Non-income producing security.

(a)	All percentages are based on net assets of the Munder Small-Cap Value Fund (the “Fund”) as of March 31, 2005.

(b)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities, other than depositary receipts, for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Investment securities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	At March 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $131,285,059 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting

6

cost over value was $14,638,524 and net appreciation for financial reporting purposes was $116,646,535. At March 31, 2005, aggregate cost for financial reporting purposes was $878,257,549.

(f)	Fair valued security as of March 31, 2005 (see note (b) above). As of March 31, 2005, these securities represent $10,311,000, 1.3% of net assets.

(g)	Security, or a portion thereof, is on loan.

(h)	As of March 31, 2005, the market value of the securities on loan is $168,596,275.

(i)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(j)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(k)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2005, securities subject to restrictions on resale that have not been deemed to be liquid represent $10,311,000, 1.3% of net assets.

Security	Acquisition Date	Cost

KKR Financial Corporation, 144A, REIT	08/05/04	$4,000,000
	12/01/04	854,900
	01/12/05	1,080,000
People’s Choice Financial Corporation, 144A, REIT	12/21/04	4,750,000

ABBREVIATIONS:

ADR — American Depositary Receipt
FHLB — Federal Home Loan Bank
REIT — Real Estate Investment Trust

7

At March 31, 2005, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicted):

	%
	Net Assets	Value

COMMON STOCKS:
United States	84.9%	$698,764,032
Bermuda	2.6	21,115,876
Canada	2.1	17,346,088
Netherlands	1.4	11,841,825
Ireland	0.6	5,294,072

TOTAL COMMON STOCKS	91.6	754,361,893
INVESTMENT COMPANY SECURITY	3.8	31,322,500
REPURCHASE AGREEMENT	4.5	36,647,000
COLLATERAL FOR SECURITIES ON LOAN	21.0	172,572,691

TOTAL INVESTMENTS	120.9%	$994,904,084

8

Munder Tax-Free Bond Fund

Portfolio of Investments, March 31, 2005 (Unaudited) (a),(b),(d)

Principal
Amount		Value(c)

MUNICIPAL BONDS AND NOTES — 96.5%
Arizona — 1.4%
$300,000	Arizona School Facilities Board Certificates, Series B, (FSA Insured), 5.250% due 09/01/2018 Pre-Refunded 09/01/2014	$332,370

Colorado — 5.8%
1,000,000	El Paso County, Colorado, School District Number 2, GO, (FGIC Insured), 5.125% due 12/01/2021	1,053,170
300,000	Grand Junction, Colorado Revenue, (AMBAC Insured), 4.750% due 03/01/2024	305,661

		1,358,831

Illinois — 13.3%
500,000	Chicago, Illinois, Board of Education, (AMBAC Insured), 5.250% due 12/01/2022	527,170
400,000	Decatur, Illinois, GO, Refunding, Series B, (MBIA Insured), 4.300% due 03/01/2024	389,376
1,000,000	Illinois State, GO, (MBIA Insured), 5.500% due 04/01/2025	1,065,370
500,000	Metropolitan Pier & Exposition Authority, Illinois, McCormick Place Expansion Project, (FGIC Insured), 5.500% due 12/15/2024	536,820
500,000	Regional Transport Authority, Illinois, (FGIC Insured), 6.000% due 06/01/2015	581,850

		3,100,586

Louisiana — 5.1%
1,100,000	Shreveport, Louisiana, (FGIC Insured), 5.000% due 02/01/2013	1,188,539

Michigan — 29.0%
840,000	Caledonia, Michigan, Community Schools, GO, (Q-SBLF), 5.750% due 05/01/2014 Pre-Refunded 05/01/2010	935,374
600,000	Grosse Pointe, Michigan, Public School Systems, GO, 4.750% due 05/01/2022	614,826
1,135,000	Holland, Michigan, Building Authority, (AMBAC Insured), 5.000% due 10/01/2021	1,182,829
680,000	Huron Valley, Michigan, School District, GO, (Q-SBLF), 5.000% due 05/01/2027	700,699

1

425,000	Jenison, Michigan, Public Schools, (FGIC Insured), 5.250% due 05/01/2015	470,904
300,000	Maple Valley, Michigan, School District, GO, Refunding, (Q-SBLF), (FSA Insured), 4.300% due 05/01/2023	295,176
400,000	Michigan State Hospital Finance Authority Revenue, Saint John Hospital & Medical Center, Series A, (AMBAC Insured), ETM, 6.000% due 05/15/2010	447,404
1,000,000	Michigan State Housing Development Rental Revenue, Series C, AMT, (MBIA Insured), 5.050% due 10/01/2015	1,009,970
500,000	Rochester Community School District, Michigan, GO, (Q-SBLF), (MBIA Insured), 5.000% due 05/01/2019	542,715
500,000	Walled Lake, Michigan, Consolidated School District, GO, (Q-SBLF), 5.750% due 05/01/2014	556,770

		6,756,667

Nevada — 7.0%
750,000	Clark County, Nevada School District, GO, (FSA Insured), 5.000% due 06/15/2018	797,093
750,000	Henderson, Nevada, GO, Series B, (AMBAC Insured), 5.250% due 04/01/2016	831,292

		1,628,385

North Carolina — 3.0%
650,000	Cary, North Carolina, GO, 5.000% due 03/01/2019	700,940

Ohio — 8.8%
	Forest Hills, Ohio, Local School District, GO, (MBIA Insured):
500,000	6.250% due 12/01/2020 Pre-Refunded 12/01/2006	538,180
100,000	Unrefunded Balance, 6.250% due 12/01/2020	107,211
250,000	Lakota, Ohio, Local School District, GO, Refunding and Improvement, (FGIC Insured), 5.500% due 12/01/2018	283,500
1,000,000	Olentangy Local School District, Ohio, (FSA Insured), 5.625% due 12/01/2027(g) Pre-Refunded 12/01/2010	1,113,010

		2,041,901

2

South Carolina — 11.4%
1,000,000	Anderson County, South Carolina, School District Number 002, GO, Series B, (MBIA Insured), 5.125% due 03/01/2025	1,049,280
510,000	Lexington County, South Carolina, GO, (FGIC Insured), 5.000% due 02/01/2018	534,878
1,000,000	South Carolina State, State Institution, GO, Series A, 5.400% due 03/01/2019 Pre-Refunded 03/01/2010	1,085,680

		2,669,838

Tennessee — 2.2%
475,000	Johnson City, Tennessee, Water & Sewer, (FGIC Insured), 4.750% due 06/01/2013	508,435

Texas — 7.2%
500,000	Galena Park, Texas, Independent School District, GO, (PSFG), 6.625% due 08/15/2015 Pre-Refunded 08/15/2010	576,275
335,000	Humble, Texas, Independent School District, School Buildings, GO, (FGIC Insured), 5.000% due 02/15/2024	347,110
5,000	San Antonio, Texas, Electric & Gas Revenue, Series A, ETM, 5.000% due 02/01/2012	5,423
500,000	Texas State, Refunding Water Financial Assistance, GO, Series C, 5.000% due 08/01/2018	524,910
200,000	Travis County, Texas, GO, Refunding, 5.500% due 03/01/2017(f)	225,156

		1,678,874

Washington — 1.1%
250,000	Seattle, Washington, GO, Refunding, (MBIA Insured), 4.750% due 01/01/2016	261,445

Wisconsin — 1.2%
250,000	Wisconsin State, GO, Refunding, Series 1, (MBIA Insured), 5.500% due 05/01/2015	281,493

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $21,427,411)		22,508,304

3

INVESTMENT COMPANY SECURITY — 4.2%
(Cost $984,925)
984,925	Valiant Tax Exempt Fund	984,925

TOTAL INVESTMENTS
(Cost $22,412,336)(e)	100.7%	$23,493,229

(a)	All percentages are based on net assets of the Munder Tax-Free Bond Fund (the “Fund”) as of March 31, 2005.

(b)	The Fund may invest more than 25% of its assets in municipal obligations issued by the State of Michigan and its political subdivisions. The Fund is, therefore, more susceptible to factors adversely affecting issuers of Michigan municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on or repay principal of municipal obligations held by the Fund. The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. At March 31, 2005, investments in these insured securities represent 60.7% of the Fund.

(c)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model, such as matrix pricing, commonly used for valuing such securities. Securities for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	On May 17, 2005, the Board of Trustees approved the Agreement and Plan of Reorganization (the “Reorganization”) of the Fund into the Munder Tax-Free Short & Intermediate Bond Fund. Shareholders of the Fund as of the record date, June 20, 2005, will vote on the Reorganization at a special meeting of shareholders to be held on August 11, 2005. The merger, if approved, is expected to be effective at the close of business on August 12, 2005. The Munder Tax-Free Short & Intermediate Bond Fund will acquire all of the assets and assume all of the liabilities of the Fund. The merger transaction is structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. Pursuant to the Reorganization, shareholders of the Fund will receive shares of the corresponding class in the Munder Tax-Free Short & Intermediate Bond Fund with a value equal to their holdings in the Fund as of the close of business on the date of the Reorganization.

(e)	At March 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,149,788 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $68,895 and net appreciation for financial reporting purposes was $1,080,893. At March 31, 2005, aggregate cost for financial reporting purposes was $22,412,336.

(f)	Security purchased on a when-issued basis.

(g)	Security is pledged as collateral for when-issued purchase commitment.

4

ABBREVIATIONS:

AMBAC — American Municipal Bond Assurance Corporation
AMT   — Alternative Minimum Tax
ETM   — Escrowed to Maturity
FGIC   — Federal Guaranty Insurance Corporation
FSA   — Financial Security Assurance
GO    — General Obligation Bonds
MBIA  — Municipal Bond Investors Assurance
PSFG  — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Bond Loan Fund

At March 31, 2005, the sector diversification of the Fund was as follows:

	% of Net Assets	Value

MUNICIPAL BONDS AND NOTES:
Insured	60.7%	$14,151,287
General Obligations	21.6	5,033,715
Pre-Refunded/ ETM	14.2	3,323,302

TOTAL MUNICIPAL BONDS AND NOTES	96.5	22,508,304
INVESTMENT COMPANY SECURITY	4.2	984,925

TOTAL INVESTMENTS	100.7%	$23,493,229

5

Munder Tax-Free Money Market Fund

Portfolio of Investments, March 31, 2005 (Unaudited) (a)

Principal
Amount		Value(b)

TAX-EXEMPT COMMERCIAL PAPER — 7.8%
Maryland — 1.7%
$3,000,000	Montgomery County, Maryland, Bond Anticipation Notes, 2.050% due 05/16/2005	$3,000,000

Minnesota — 1.7%
3,000,000	City of Rochester, Minnesota, Series 2000-B, 2.050% due 06/09/2005	3,000,000

Nevada — 1.0%
2,000,000	Clark County, Nevada, Flood Control, 2.050% due 05/10/2005	2,000,000

Pennsylvania — 1.7%
3,000,000	Delaware County Industrial Development Authority, Pollution Control Revenue Refunding Bonds, Series 2001-A, 1.950% due 04/06/2005	3,000,000

Washington — 1.7%
3,000,000	King County, Washington, Sewer Revenue, Series A, (Bayerische Landesbank, LOC), 1.970% due 04/06/2005	3,000,000

TOTAL TAX-EXEMPT COMMERCIAL PAPER
(Cost $14,000,000)		14,000,000

MUNICIPAL BONDS AND NOTES — 88.7%
Alaska — 0.6%
1,000,000	Anchorage, Alaska, (FGIC Insured), 5.500% due 10/01/2012 Pre-refunded 10/01/2005	1,017,722

Arizona — 2.8%
1,205,000	Arizona Health Facilities Authority Revenue, Community Behavioral Health Property, (Wells Fargo Bank, N.A., LOC), 2.280% due 08/01/2025(c)	1,205,000
3,750,000	Pima County, Arizona, Industrial Development Authority, (Tuscon Electric), (Bank of New York, LOC), 2.320% due 12/01/2022(c)	3,749,985

		4,954,985

1

Arkansas — 1.1%
2,000,000	Sheridan, Arkansas, Industrial Development Revenue, H.H. Robertson Company Project A, (PNC Bank, LOC), 2.310% due 08/01/2014(c)	2,000,000

California — 3.9%
1,500,000	California State Department of Water Resources, Power Supply Revenue, Series C-9, (Citibank, N.A., LOC), 2.090% due 05/01/2022(c)	1,500,000
4,000,000	Metropolitan Water District, Southern California Water Works, Series C-1, (Lloyds TSB Bank PLC, SPA), 2.250% due 07/01/2036(c)	4,000,000
1,500,000	Westminster, California, School District, Series A, (Union Bank of California N.A., LOC), 2.170% due 12/01/2034(c)	1,500,000

		7,000,000

Colorado — 2.8%
1,500,000	Adams County, Colorado, Industrial Development Revenue, Clear Creek Business (Citibank LOC), 2.300% due 11/01/2008(c)	1,500,000
	Colorado Educational & Cultural Facilities Authority Revenue:
1,250,000	Denver Art Museum Project, (Wells Fargo N.A., LOC), 2.280% due 01/01/2034(c)	1,250,000
1,000,000	Galleria Metropolitan District, Colorado, (Wells Fargo Bank, N.A., LOC), 2.280% due 12/01/2029(c)	1,000,000
1,200,000	Regis Jesuit High School Project, (Wells Fargo Bank, N.A., LOC), 2.280% due 12/01/2033(c)	1,200,000

		4,950,000

Florida — 6.2%
2,995,000	Dade County, Florida, Water & Sewer Systems Revenue, (FGIC Insured), (Lloyds TSB Bank, SPA), 2.280% due 10/05/2022(c)	2,995,000
2,875,000	Florida Gulf Coast University Financing Corporation, Florida, Capital Improvement Revenue, 2.270% due 12/01/2033(c)	2,875,000
2,500,000	Palm Beach County, Florida, Revenue, GO, Norton Gallery, Inc. Project, (Northern Trust Company, LOC), 2.300% due 05/01/2025(c)	2,500,000

2

2,800,000	Pinellas County, Florida, Educational Facilities Authority Revenue, Shorecrest Preparation School Project, (SunTrust Bank, LOC), 2.290% due 07/01/2020(c)	2,800,000

		11,170,000

Georgia — 4.7%
1,080,000	Alpharetta, Georgia, GO, 6.200% due 05/01/2005	1,084,190
940,000	Burke County, Georgia, Development Authority Pollution Control Revenue, Oglethorpe Power Corporation, Series A, (FGIC Insured), (Bayerische Landesbank, SPA), 2.270% due 01/01/2016(c)	940,000
1,365,000	Clayton County, Georgia, Housing Authority Multifamily Housing Revenue, Refunding, Huntington Woods, Series A, (FSA Insured), (Societe Generale, SPA), 4.250% due 01/01/2021(c)	1,365,000
2,000,000	Cobb County, Georgia, Development Authority Revenue, North Cobb Christian School, Series A, (Branch Banking & Trust, LOC), 2.270% due 03/01/2022(c)	2,000,000
1,400,000	De Kalb Private Hospital, Hospital Authority, Georgia, Revenue Anticipation Certificates, Egleston Children’s Hospital, Series A (SunTrust Bank, Atlanta, LOC), 2.300% due 03/01/2024(c)	1,400,000
1,570,000	Douglasville-Douglas County, Georgia, Water & Sewer Authority Revenue, (AMBAC Insured), 5.300% due 06/01/2005	1,579,972

		8,369,162

Illinois — 4.9%
3,500,000	Illinois Development Finance Authority Revenue, Adjusted World Communications, Inc., (Lasalle Bank, N.A., LOC), 2.300% due 08/01/2015(c)	3,500,000
1,700,000	Illinois Educational Facilities Authority Revenues, Field Museum National History, (Northern Trust Company, LOC), 2.300% due 11/01/2025(c)	1,700,000
2,000,000	Illinois State Toll Highway Authority, Toll Highway Priority Revenue, Refunding, Series B, (MBIA Insured), (Societe Generale, LOC), 2.280% due 01/01/2010(c)	2,000,000
1,500,000	Schaumburg, Illinois, GO, Series A, (Northern Trust Company, SPA), 2.300% due 12/01/2013(c)	1,500,000

		8,700,000

3

Indiana — 1.6%
2,800,000	Indiana Health Facility Financing Authority, Hospital Revenue, Clarian Health Obligation Group, Series C, (Westdeutsche Landesbank, SPA), 2.300% due 03/01/2030(c)	2,800,000

Kansas — 0.6%
1,000,000	Wamego, Kansas, Pollution Control Revenue, Refunding, Utilicorp United Inc. Project, (Bank One Chicago, N.A., LOC), 2.300% due 03/01/2026(c)	1,000,000

Kentucky — 1.3%
1,575,000	Covington, Kentucky, Industrial Building Revenue, Baptist Convalescent Project, (Fifth Third Bank, LOC), 2.360% due 04/01/2019(c)	1,575,000
800,000	Newport, Kentucky, Lease Program Revenue, Kentucky League of Cities Funding Trust, (U.S. Bank, N.A., LOC), 2.190% due 04/01/2032(c)	800,000

		2,375,000

Maryland — 1.1%
2,000,000	Montgomery County, Maryland, Refunding Consolidated Public Improvement, Series A, 2.500% due 07/01/2005	2,002,371

Massachusetts — 6.5%
1,210,000	Franklin, Massachusetts, Bond Anticipation Notes, GO, 3.000% due 04/01/2005	1,210,000
1,500,000	Lynnfield Massachusetts, Bond Anticipation Notes, 3.500% due 03/01/2006	1,514,742
3,000,000	Massachusetts State Development Finance Agency, Charles River School, (Citizens Bank of MA, LOC), 2.260% due 10/01/2032(c)	3,000,000
3,075,000	Massachusetts State Water Resources Authority, Multi-Model Subordinated General, Series B, (AMBAC Insured), (Scotiabank, SPA), 2.230% due 04/01/2028(c)	3,075,000
1,000,000	Milton, Massachusetts, Bond Anticipation Notes, 3.000% due 08/05/2005	1,004,320
1,800,000	Peabody Massachusetts, Bond Anticipation Notes, 3.500% due 02/09/2006	1,818,622

		11,622,684

Michigan — 3.8%
3,500,000	Kalamazoo County, Michigan, Economic Development Revenue, (Fifth Third Bank, LOC), 2.340% due 09/01/2015(c)	3,500,000

4

1,465,000	Michigan State Strategic Fund Limited Obligation Revenue, Refunding, Goodwill Industrial Project, (Fifth Third Bank, N.A., LOC), 2.190% due 02/01/2027(c)	1,465,000
1,900,000	Roeper School Project, (Standard Federal Bank, LOC), 2.290% due 05/01/2032(c)	1,900,000

		6,865,000

Minnesota — 3.1%
1,500,000	Brown County, Minnesota, Purchase Revenue, Martin Luther College Project, (Wells Fargo Bank, N.A., LOC), 2.230% due 09/01/2024(c)	1,500,000
1,010,000	Ely, Minnesota, YMCA Greater St. Paul Project, (Wells Fargo Bank, N.A., LOC), 2.330% due 12/01/2012(c)	1,010,000
1,000,000	Metropolitan Council, Minneapolis St. Paul Metropolitan Area, Transit Series A, 2.000% due 02/01/2006	995,738
2,000,000	Minnesota State Higher Educational Facilities Authority Revenue, William Mitchell, Five-S, (U.S. Bank, N.A., LOC), 2.280% due 10/01/2033(c)	2,000,000

		5,505,738

New Jersey — 1.1%
1,000,000	Hudson County, New Jersey, Bond Anticipation Notes, GO, 3.000% due 09/21/2005	1,006,293
1,050,000	New Jersey Health Care Facilities Financing Authority Revenue, Methodist Homes, Series A-6, (Fleet National Bank LOC), 2.250% due 07/01/2007(c)	1,050,000

		2,056,293

New York — 3.5%
1,875,000	Long Island Power Authority, New York Electric System Revenue, Subseries 3B, (Westdeutsche Landesbank, SPA), 2.170% due 05/01/2033(c)	1,875,000
1,900,000	New York State Housing, Financial Agency Service Contract Revenue, Refunding, Series D, (State Street Bank & Trust Co., LOC), 2.250% due 03/15/2026(c)	1,900,000
1,515,000	New York State, 5.800% due 10/01/2013 Pre-refunded 10/01/2005	1,573,145

5

1,000,000	New York State Housing, Finance Agency Revenue, Maiden Lane Housing, Series A, (Bank of New York, LOC), 2.290% due 11/01/2037(c)	1,000,000

		6,348,145

North Carolina — 5.2%
1,040,000	Greensboro, North Carolina, Public Improvement, (Bank of America, N.A., SPA), 2.300% due 04/01/2019(c)	1,040,000
2,000,000	North Carolina Medical Care Facilities Revenue, Rutherford Hospital, Inc. Project, (Branch Banking & Trust, LOC), 2.280% due 11/01/2032(c)	2,000,000
	North Carolina Medical Care, Community Hospital Revenue:
1,585,000	J. Arthur Dosher Memorial Hospital, (Branch Banking & Trust, LOC), 2.270% due 09/01/2021(c)	1,585,000
1,745,000	Northeast Medical Center Project, Series B, (SunTrust Bank, LOC), 2.270% due 05/01/2018(c)	1,745,000
2,855,000	North Carolina State, Public Improvement, Series B, 3.000% due 04/01/2005	2,855,000

		9,225,000

Ohio — 8.2%
1,500,000	Akron Bath Copley, Ohio, Joint Township Hospital District Revenue, Hospital Facilities, Summa Health Systems, Series B, (Bank One, N.A., LOC), 2.290% due 11/01/2034(c)	1,500,000
1,000,000	Cincinnati, Ohio, City School District, Bond Anticipation Notes School Energy Conservation, 2.500% due 09/09/2005	1,001,904
1,960,000	Franklin County, Ohio, Hospital Revenue, Refunding U.S. Health Corp., Series B, (Citibank, N.A., LOC), 2.290% due 12/01/2020(c)	1,960,000
1,000,000	Lucas County, Ohio, Bond Anticipation Notes, GO, 2.500% due 10/13/2005	1,004,199
965,000	Middleburg Heights, Ohio, Hospital Revenue, Southwest General Health, (Fifth Third Bank, LOC), 2.310% due 08/15/2022(c)	965,000
2,130,000	Montgomery County, Ohio, Society Saint Vincent DePaul, (National City Bank, LOC), 2.310% due 12/01/2010(c)	2,130,000
1,000,000	Ohio State, Higher Education, GO, 2.500% due 05/01/2005	1,000,813

6

1,990,000	Ohio State Water Development Authority, Water Quality Loan Fund, 6.000% due 12/01/2005	2,041,824
3,000,000	Toledo, Ohio, City Services Special Assessment, Special Obligation Notes, (State Street Bank & Trust Co, LOC), 2.280% due 06/01/2005(c)	3,000,000

		14,603,740

Oregon — 1.9%
3,440,000	Oregon State Health Housing Educational & Cultural Facilities Authority, (Assumption Village Project Series, A), (Keybank, N.A., LOC), 2.300% due 03/01/2033(c)	3,440,000

Pennsylvania — 5.5%
1,200,000	Allegheny County Pennsylvania, Industrial Development Authority Revenue, Sewickley Academy A, (PNC Bank N.A., LOC), 2.360% due 11/01/2022(c)	1,200,000
2,700,000	Allegheny County, Pennsylvania, Redevelopment Authority, Brentwood Towne Square Project, Series A, (National City Bank, LOC), 2.340% due 11/01/2019(c)	2,700,000
1,480,000	Chester County, Pennsylvania, Health & Educational Facilities Authority Revenue, Barclay Friends Project, Series A, (First Union National Bank, LOC), 2.300% due 08/01/2025(c)	1,480,000
1,500,000	Delaware Valley, Pennsylvania, Regional Finance Authority, Local Government Revenue, Mode 1, (Toronto Dominion Bank, LOC), 2.300% due 08/01/2016(c)	1,500,000
3,000,000	Philadelphia, Pennsylvania, Authority Industrial Development, Newcourtland Elder Services Project (PNC Bank, N.A., LOC), 2.280% due 03/01/2027(c)	3,000,000

		9,880,000

South Carolina — 0.7%
1,300,000	Piedmont Municipal Power Agency South Carolina, Electric Revenue, Refunding, Series A, (Credit Suisse, First Boston, SPA), (MBIA Insured), 2.250% due 01/01/2024(c)	1,300,000

Tennessee — 4.5%
3,000,000	Greeneville, Tennessee, Industrial Development Board, Refunding Petroleum Inc. Project, (BNP Paribas, LOC), 2.310% due 05/01/2013(c)	3,000,000

7

2,000,000	Memphis, Tennessee, 5.250% due 07/01/2016 Pre-refunded 07/01/2005	2,036,421
1,900,000	Metro Government Nashville Davidson County, Tennessee, Refunding, 2.000% due 04/01/2005	1,900,000
1,135,000	Shelby County, Tennessee, Health Educational & Housing Facilities Board Revenue, Refunding, Multifamily Housing-Wyndridge, (JP Morgan Chase Bank, LOC), 2.320% due 11/01/2019(c)	1,135,000

		8,071,421

Texas — 2.4%
1,200,000	Dallas Independent School District, Refunding, 5.000% due 08/15/2005	1,213,471
3,000,000	Texas State, Tax & Revenue Anticipation Notes, 3.000% due 08/31/2005	3,017,578

		4,231,049

Utah — 2.5%
2,000,000	Salt Lake County, Utah, 5.500% due 12/15/2005	2,047,699
2,450,000	South Jordan, Utah, Municipal Building, Authority Lease Revenue, (BNP Paribas, LOC), 2.280% due 02/01/2029(c)	2,450,000

		4,497,699

Virginia — 2.2%
4,000,000	Clarke County, Virginia, Industrial Development Authority, Hospital Facilities Revenue, Winchester Medical Center, Inc., (FSA Insured), (Chase Manhattan Bank, SPA), 2.270% due 01/01/2030(c)	4,000,000

Washington — 2.1%
1,000,000	University of Washington, University Revenues, General Series B, (AMBAC Insured), (Bank of America N.A., SPA), 2.280% due 12/01/2036(c)	1,000,000
2,820,000	Washington State Public Power Supply System Project Number 2, Electric Revenue, Refunding, Series 2A-1, (MBIA Insured), (Credit Suisse, SPA), 2.280% due 07/01/2012(c)	2,820,000

		3,820,000

Wisconsin — 3.9%
3,000,000	Kenosha, Wisconsin University School District Number 1, Tax and Revenue Anticipation Promissory Notes, 3.000% due 09/26/2005	3,013,025

8

1,000,000	Madison, Wisconsin, Promissory Notes, Series A, 5.500% due 05/01/2005	1,003,562
3,000,000	Milwaukee, Wisconsin, Metropolitan Sewer District, Series A, 5.000% due 10/01/2005	3,050,681

		7,067,268

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $158,873,277)		158,873,277

Shares

INVESTMENT COMPANY SECURITIES — 3.1%
5,020,508	Dreyfus Tax-Exempt Cash Management Fund	5,020,508
477,139	Valiant Tax-Exempt Money Market Fund	477,139

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $5,497,647)		5,497,647

TOTAL INVESTMENTS
(Cost $178,370,924)(d)	99.6%	$178,370,924

(a)	All percentages are based on net assets of the Munder Tax-Free Money Market Fund (the “Fund”) as of March 31, 2005.

(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. Security transactions are recorded on a trade date basis.

(c)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2005.

(d)	At March 31, 2005, aggregate cost for financial reporting purposes was $178,370,924.

ABBREVIATIONS:
AMBAC — American Municipal Bond Assurance Corporation
FGIC   — Federal Guaranty Insurance Corporation
FSA   — Financial Security Assurance
GO    — General Obligation Bonds
LOC   — Instruments Supported By Bank Letter of Credit
MBIA  — Municipal Bond Investors Assurance
SPA   — Stand-by Purchase Agreement

9

At March 31, 2005, the sector diversification of the Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
Variable Rate Demand Notes	66.3%	$118,799,985
General Obligations	16.1	28,806,630
Revenues	2.8	5,059,402
Pre-Refunded	2.6	4,627,288
Insured	0.9	1,579,972

TOTAL MUNICIPAL BONDS AND NOTES	88.7	158,873,277

TAX-EXEMPT COMMERCIAL PAPER	7.8	14,000,000
INVESTMENT COMPANY SECURITIES	3.1	5,497,647

TOTAL INVESTMENTS	99.6%	$178,370,924

10

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, March 31, 2005 (Unaudited) (a),(b),(d)

Principal
Amount		Value(c)

MUNICIPAL BONDS AND NOTES — 99.5%
Alabama — 2.2%
	Jefferson County, Alabama, Sewer Revenue, (FGIC Insured):
$1,500,000	5.000% due 02/01/2033, Pre-refunded 02/01/2009	$1,615,260
2,000,000	5.125% due 02/01/2042, Pre-refunded 08/01/2012	2,189,300

		3,804,560

Arizona — 4.5%
1,115,000	Gilbert, Arizona, (FGIC Insured), 5.750% due 07/01/2012	1,260,440
1,650,000	Maricopa County, Arizona, School District 69, (MBIA Insured), 5.000% due 07/01/2012	1,787,214
1,000,000	Mesa, Arizona, Utility System Revenue, (FGIC Insured), 6.125% due 07/01/2013, Pre-Refunded 07/01/2007	1,080,330
	Phoenix, Arizona:
1,800,000	Civic Import Corp., (FGIC Insured), 5.000% due 07/01/2012	1,949,688
1,840,000	GO, Series A, 5.500% due 07/01/2015, Pre-refunded 07/01/2005	1,872,145

		7,949,817

Arkansas — 1.1%
1,965,000	Arkansas State, GO, Capital Appreciation Bond, Series C, 3.084% due 06/01/2006(f)	1,903,299

California — 2.3%
2,500,000	San Joaquin Hills, California, Transportation Corridor Agency Toll Road Revenue, ETM, 3.249% due 01/01/2014(f)	1,754,900
2,000,000	San Jose, California, Evergreen Community College District, Series D, (MBIA Insured), 5.000% due 09/01/2024, Pre-Refunded 09/01/2013	2,193,860

		3,948,760

1

Colorado — 2.4%
2,000,000	Arapahoe County, Colorado, School District, Cherry Creek, GO, (FSA Insured), 4.000% due 12/15/2008	2,061,600
2,000,000	Colorado Department of Transportation Revenue, (MBIA Insured), 4.000% due 06/15/2011	2,051,800

		4,113,400

Delaware — 2.1%
	Delaware State, GO:
1,000,000	Series A, 4.250% due 03/01/2009	1,043,470
2,500,000	Series A, 5.000% due 01/01/2007	2,594,775

		3,638,245

Florida — 4.0%
3,000,000	Dade County, Florida, School District, (MBIA Insured), 6.000% due 07/15/2005	3,030,210
	Dade County, Florida, Special Obligation:
3,600,000	Refunding, Capital Appreciation Bond, Series B, (AMBAC Insured), 2.990% due 10/01/2025, Pre-refunded 10/01/2008(f)	1,139,076
3,000,000	Refunding, Capital Appreciation Bond, Series B, (AMBAC Insured), 3.549% due 10/01/2015, Pre-refunded 10/01/2008(f)	1,809,180
1,000,000	Fort Lauderdale, Florida, Water & Sewer Revenue, (MBIA Insured), 4.000% due 03/01/2013	1,016,250

		6,994,716

Georgia — 2.0%
1,000,000	Fulton County, Georgia, School District, GO, 5.250% due 01/01/2013	1,098,480
	Georgia State, GO:
1,090,000	5.500% due 07/01/2012	1,220,146
1,045,000	6.250% due 08/01/2013	1,233,497

		3,552,123

Hawaii — 2.6%
1,875,000	Hawaii State, GO, (MBIA Insured), 5.250% due 09/01/2013	2,068,987
1,000,000	Honolulu, Hawaii, City & County Board of Water Supply Water System Revenue, (FGIC Insured), 4.000% due 07/01/2013	1,013,990
1,395,000	Kauai County, Hawaii, Series A, (MBIA Insured), 4.375% due 08/01/2010	1,462,030

		4,545,007

2

Illinois — 6.4%
2,000,000	Chicago, Illinois, GO, Capital Appreciation, (AMBAC Insured), 3.743% due 07/01/2016, Pre-refunded 07/01/2005(f)	990,060
2,500,000	Du Page County, Illinois, Forest Preserve District, GO, 4.750% due 10/01/2010, Pre-refunded 10/01/2008	2,643,900
1,760,000	Illinois State, GO, (MBIA Insured), 5.750% due 12/01/2014, Pre-refunded 12/01/2010	1,970,126
4,000,000	Illinois State, Sales Tax Revenue, Series Y, 5.250% due 06/15/2007	4,199,160
1,300,000	Schaumburg, Illinois, GO, Series A, 5.000% due 01/01/2008	1,365,715

		11,168,961

Iowa — 0.8%
1,500,000	Cedar Rapids, Iowa, GO, 3.400% due 06/01/2012	1,460,595

Kansas — 0.6%
1,000,000	Wichita, Kansas, GO, 5.000% due 10/01/2008	1,063,050

Kentucky — 1.3%
2,000,000	Kentucky State Property & Buildings Commission Revenue, Project No. 64, (MBIA Insured), 5.750% due 05/01/2014, Pre-refunded 11/01/2009	2,210,800

Maryland — 4.4%
1,000,000	Baltimore, Maryland, Revenue, (FGIC Insured), 5.800% due 07/01/2015, Pre-refunded 07/01/2012	1,136,310
	Maryland State:
3,000,000	State & Local Facilities Series 2, GO, 5.250% due 06/15/2006	3,093,870
2,275,000	State & Local Facilities Series 3, GO, 5.000% due 10/15/2005	2,306,418
1,000,000	Montgomery County, Maryland, GO, Refunding, 5.250% due 10/01/2010	1,095,590

		7,632,188

3

Massachusetts — 3.1%
1,500,000	Boston, Massachusetts, GO, Series A, 5.250% due 02/01/2009	1,611,405
1,000,000	Lowell, Massachusetts, GO, (MBIA Insured), 5.000% due 10/15/2007	1,052,820
	Massachusetts State, GO:
1,100,000	5.250% due 04/01/2011, Pre-refunded 04/01/2008	1,182,280
1,400,000	5.500% due 11/01/2020, Pre-refunded 11/01/2012	1,551,410

		5,397,915

Michigan — 15.0%
1,335,000	Ann Arbor, Michigan, Refunding, GO, 4.000% due 09/01/2009	1,359,230
1,175,000	Caledonia, Michigan, Community Schools, GO, (Q-SBLF), 4.800% due 05/01/2010	1,249,894
1,425,000	Chippewa Valley, Michigan, School District, GO, School Building & Site Development, Series I, (Q-SBLF), 4.000% due 05/01/2009	1,463,788
1,000,000	Clarkston, Michigan, Community Schools, GO, (Q-SBLF), 4.000% due 05/01/2012	1,018,500
1,000,000	East Lansing, Michigan, School District, GO, (Q-SBLF), 4.700% due 05/01/2009	1,053,700
1,110,000	Grand Rapids, Michigan, Building Authority, GO, 4.800% due 08/01/2009	1,171,017
1,000,000	Huron Valley, Michigan, School District, GO, (FGIC Insured), (Q-SBLF), 5.875% due 05/01/2016, Pre-refunded 05/01/2007	1,060,430
1,080,000	Michigan Public Power Agency Revenue, Combustion Turbine Number 1, Project A, (AMBAC Insured), 4.500% due 01/01/2011	1,135,091
2,500,000	Michigan State, Building Authority Revenue, Series I, ETM, (AMBAC Insured), 6.000% due 10/01/2006	2,622,600
1,095,000	Michigan State, Housing Single Family Mortgage, Series A, AMT, (AMBAC Insured), 5.300% due 12/01/2006	1,108,239
3,500,000	Michigan State, Underground Storage Tank Financial Assurance Authority, Series I, (AMBAC Insured), 6.000% due 05/01/2006	3,624,180
2,000,000	Redford, Michigan, Union School District, (FGIC Insured), (Q-SBLF), 5.950% due 05/01/2015, Pre-refunded 05/01/2006	2,089,360
1,430,000	Utica, Michigan, Community Schools, GO, (Q-SBLF), 4.050% due 05/01/2008	1,470,340

4

3,900,000	Walled Lake, Michigan, Consolidated School District, GO, (Q-SBLF), 4.800% due 05/01/2010	4,148,586
1,510,000	Wayne County, Michigan, Transportation Fund Series A, GO, 5.000% due 10/01/2007	1,580,049

		26,155,004

Minnesota — 2.4%
2,175,000	Metropolitan Council, Minnesota, Minneapolis-St. Paul Metropolitan Area Transit, Series B, GO, 4.100% due 02/01/2011	2,235,269
1,720,000	Minnesota State, GO, 5.250% due 11/01/2011	1,877,501

		4,112,770

Mississippi — 1.2%
2,000,000	Mississippi State, GO, 5.000% due 11/01/2006	2,069,360

Nebraska — 1.2%
	Omaha, Nebraska, GO:
1,000,000	4.400% due 12/01/2008	1,043,860
1,000,000	4.500% due 12/01/2010	1,053,490

		2,097,350

Nevada — 0.9%
1,500,000	Clark County, Nevada, GO, Series A, (AMBAC Insured), 5.000% due 12/01/2014	1,626,600

New Hampshire — 0.9%
1,500,000	Nashua, New Hampshire, GO, 4.750% due 09/15/2009	1,589,205

New Jersey — 3.2%
1,170,000	Mount Holly, New Jersey, Municipal Utilities, Authority Sewer Revenue, (MBIA Insured), 4.750% due 12/01/2028, Pre-refunded 12/01/2008	1,238,270
2,000,000	New Jersey Environmental Infrastructure Trust, 5.000% due 09/01/2009	2,140,840
1,000,000	New Jersey State, GO, 5.750% due 05/01/2012	1,124,520
1,000,000	Union County, New Jersey, GO, 4.750% due 12/15/2007	1,047,050

		5,550,680

New Mexico — 1.3%
2,100,000	New Mexico State Highway Commission, Tax Revenue, 6.000% due 06/15/2010, Pre-refunded 06/15/2009	2,325,498

5

New York — 0.6%
1,000,000	Clarence, New York, Central School District, Series I, (FSA Insured), 4.000% due 05/15/2008	1,027,070

North Carolina — 2.6%
2,360,000	Charlotte, North Carolina, GO, 5.000% due 06/01/2014	2,580,967
2,000,000	Guilford County, North Carolina, GO, 2.500% due 10/01/2007	1,977,320

		4,558,287

Ohio — 4.7%
	Cleveland, Ohio, Waterworks Revenue:
1,225,000	Series I, (FSA Insured), 5.000% due 01/01/2008	1,288,908
275,000	Series I, ETM, (FSA Insured), 5.000% due 01/01/2008	289,789
1,000,000	Columbus, Ohio, GO, 5.000% due 07/01/2013	1,087,100
1,575,000	Ohio State Building Authority, (AMBAC Insured), 5.000% due 10/01/2008, Pre-refunded 10/01/2006	1,645,009
2,000,000	Ohio State Public Facilities Community, (MBIA Insured), 4.700% due 06/01/2011, Pre-refunded 06/01/2008	2,101,560
1,725,000	Ohio State, Water Development Authority, Water Quality Series 2003, Revenue, 5.000% due 12/01/2012	1,870,849

		8,283,215

Oklahoma — 1.7%
3,000,000	Tulsa County, Oklahoma, Independent School District 1, GO, Series B, (AMBAC Insured), 5.000% due 08/01/2005	3,025,530

Oregon — 0.6%
1,085,000	Oregon State, GO, 5.000% due 08/01/2007	1,136,266

Rhode Island — 0.6%
1,000,000	Rhode Island State and Providence Plantations, Series A, (MBIA Insured), 5.000% due 02/01/2014	1,086,060

6

Tennessee — 1.8%
1,000,000	Knox County, Tennessee, Public Improvement, GO, 5.200% due 05/01/2010, Pre-refunded 05/01/2008	1,073,210
2,000,000	Metro Government, Nashville & Davidson County, Tennessee, GO, 5.000% due 04/01/2013	2,146,080

		3,219,290

Texas — 8.2%
1,700,000	Austin, Texas, Independent School District, Refunding, GO, (PSFG), 4.100% due 08/01/2008	1,754,298
1,000,000	Harris County, Texas, GO, 5.875% due 10/01/2007	1,069,200
	Houston, Texas, Independent School District:
1,730,000	Public Property Finance-Contractual Obligation, GO, 4.750% due 07/15/2008	1,813,282
1,000,000	Capital Appreciation, Series A, GO, (PSFG), 2.301% due 02/15/2006(f)	977,170
2,335,000	Richardson, Texas, Independent School District, GO, (PSFG), 3.800% due 02/15/2012	2,347,539
2,400,000	Texas State, GO, Series A, Public Finance Authority, 5.900% due 10/01/2012, Pre-refunded 04/01/2005	2,400,000
1,700,000	Travis County, Texas, Certificates of Obligation, GO, 4.250% due 03/01/2008	1,756,270
2,000,000	Waco, Texas, GO, (MBIA Insured), 5.000% due 02/01/2014	2,158,140

		14,275,899

Utah — 1.3%
1,000,000	Alpine, Utah, School District, GO, 3.000% due 03/15/2010	976,220
1,245,000	Logan City Utah School District, GO, 3.500% due 06/15/2011	1,240,145

		2,216,365

Virginia — 1.2%
1,000,000	Charlottesville, Virginia, GO, 2.000% due 07/15/2008	956,510
1,140,000	Virginia State, Public School Authority, Series I, GO, 5.250% due 08/01/2008 Pre-Refunded 08/01/2007	1,208,765

		2,165,275

7

Washington — 2.4%
1,000,000	Benton County, Washington, School District, GO, (FSA Insured), 5.000% due 12/01/2012	1,084,550
3,000,000	Washington State, GO, Series A, 5.000% due 07/01/2008	3,169,470

		4,254,020

West Virginia — 1.4%
3,000,000	West Virginia State, (FGIC Insured), 3.002% due 11/01/2009(f)	2,526,780

Wisconsin — 6.5%
1,400,000	Blackhaw, Wisconsin, Technical College District, (AMBAC Insured), 4.000% due 04/01/2012	1,428,252
1,000,000	Eau Claire, Wisconsin, Area School District, GO, (FSA Insured), 5.000% due 04/01/2008	1,053,840
2,450,000	Milwaukee County, Wisconsin, GO, Refunding, Corporate Purpose, Series A, 4.000% due 12/01/2010	2,504,684
1,025,000	Westfield, Wisconsin, School District, GO, (FSA Insured), 6.500% due 03/15/2014, Pre-Refunded 03/15/2008	1,127,182
	Wisconsin State, Clean Water Revenue:
1,000,000	5.500% due 06/01/2014, Pre-Refunded 06/01/2009	1,089,190
2,640,000	Series I, 5.250% due 06/01/2005	2,651,986
1,500,000	Wisconsin State, GO, 5.000% due 11/01/2007	1,574,085

		11,429,219

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $171,924,205)		174,113,179

Shares

INVESTMENT COMPANY SECURITY 0.1%
(Cost $121,385)
121,385	Valiant Tax Exempt Fund	121,385

TOTAL INVESTMENTS
(Cost $172,045,590)(e)	99.6%	$174,234,564

(a)	All percentages are based on net assets of the Munder Tax-Free Short & Intermediate Bond Fund (the “Fund”) as of March 31, 2005.

(b)	The Fund may invest more than 25% of its assets in municipal obligations issued by the State of Michigan and its political subdivisions. The Fund is, therefore, more susceptible to factors adversely affecting issuers of Michigan municipal securities than is a municipal bond fund that

8

is not concentrated in these issuers to the same extent. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on or repay principal of municipal obligations held by the Fund. The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. At March 31, 2005, investments in these insured securities represent 21.3% of the Fund.

(c)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model, such as matrix pricing, commonly used for valuing such securities. Securities for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	On May 17, 2005, the Board of Trustees approved the Agreement and Plan of Reorganization (the “Reorganization”) of the Munder Tax-Free Bond Fund into the Fund. Shareholders of the Munder Tax-Free Bond Fund as of the record date, June 20, 2005, will vote on the Reorganization at a special meeting of shareholders to be held on August 11, 2005. The merger, if approved, is expected to be effective at the close of business on August 12, 2005. The Fund will acquire all of the assets and assume all of the liabilities of the Munder Tax-Free Bond Fund. The merger transaction is structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. Pursuant to the Reorganization, shareholders of the Munder Tax-Free Bond Fund will receive shares of the corresponding class in the Fund with a value equal to their holdings in the Munder Tax-Free Bond Fund as of the close of business on the date of the Reorganization.

(e)	At March 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $3,372,904 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,183,930 and net appreciation for financial reporting purposes was $2,188,974. At March 31, 2005, aggregate cost for financial reporting purposes was $172,045,590.

(f)	Zero-coupon bond. Rate represents annualized yield at date of purchase.

ABBREVIATIONS:

AMBAC  — American Municipal Bond Assurance Corporation
AMT   — Alternative Minimum Tax
ETM   — Escrowed to Maturity
FGIC   — Federal Guaranty Insurance Corporation
FSA    — Financial Security Assurance
GO     — General Obligation Bonds
MBIA  — Municipal Bond Investors Assurance
PSFG  — Permanent School Fund Guaranteed
Q-SBLF  — Qualified School Bond Loan Fund

9

At March 31, 2005, the sector diversification of the Fund was as follows:

	% of Net Assets	Value

MUNICIPAL BONDS AND NOTES:
General Obligations	43.9%	$76,712,277
Pre-Refunded	28.1	49,233,979
Insured	21.3	37,304,089
Revenue	6.2	10,862,834

TOTAL MUNICIPAL BONDS AND NOTES	99.5	174,113,179
INVESTMENT COMPANY SECURITY	0.1	121,385

TOTAL INVESTMENTS	99.6%	$174,234,564

10

Munder U.S. Government Income Fund

Portfolio of Investments, March 31, 2005 (Unaudited) (a),(d)

Principal
Amount		Value(b)

ASSET-BACKED SECURITIES — 1.7%
(Cost $1,550,093)
Home Equity Loans — 1.7%
$1,515,078	FHLMC, Series T-7, Class A6, 7.030% due 08/25/2028	1,528,664

MORTGAGE-BACKED SECURITIES — 43.1%
Collateralized Mortgage Obligations (CMO) – Agency — 38.1%
	FHLMC:
1,655,545	Series 1531, Class M, 6.000% due 06/15/2008	1,682,694
1,500,000	Series 1603, Class J, 6.500% due 07/15/2023	1,541,912
1,265,530	Series 1610, Class PM, 6.250% due 04/15/2022	1,276,867
5,000,000	Series 1638, Class H, 6.500% due 12/15/2023	5,295,939
3,484,717	Series 1866, Class E, 7.000% due 01/15/2026	3,552,041
3,410,000	Series 2544, Class QC, 5.000% due 12/15/2017	3,387,919
1,400,000	Series 2751, Class NY, 5.000% due 09/15/2024	1,412,619
1,000,000	Series 2802 Class NC, 5.000% due 05/15/2028	1,005,598
465,382	Series 43, Class D, 10.000% due 06/15/2020	465,223
	FNMA:
549,599	Series 1990-5, Class J, 8.200% due 01/25/2020	587,121
4,500,000	Series 1993-203, Class PL, 6.500% due 10/25/2023	4,681,690
2,190,288	Series 1993-226, Class PN, 9.000% due 05/25/2022	2,210,318
1,600,000	Series 1994-60, Class PJ, 7.000% due 04/25/2024	1,710,463
4,230,416	Series 1996-28, Class PJ, 6.500% due 12/25/2024	4,305,603

1

38,863	Series 1997-13, Class QE, 6.500% due 04/18/2026	38,825
1,000,000	Series 2004-101, Class PB, 5.000% due 02/25/2024	1,007,428

		34,162,260

Mortgage Pass-Through Securities — 5.0%
	FHLMC:
201,532	Pool #A01048, Gold, 8.500% due 02/01/2020	218,750
406,242	Pool #E00160, Gold, 7.000% due 11/01/2007	417,715
160,194	Pool #G00479, Gold, 9.000% due 04/01/2025	176,513
	FNMA:
11,553	Pool #040305, 11.500% due 02/01/2014	12,704
929	Pool #058255, 11.500% due 11/01/2010	990
18,289	Pool #081585, 11.500% due 07/01/2012	20,011
242,429	Pool #100081, 11.500% due 08/20/2016	269,405
37,342	Pool #210448, 11.500% due 11/01/2015	41,061
113,451	Pool #303105, 11.000% due 11/01/2020	125,497
66,196	Pool #336457, 10.500% due 11/01/2020	74,415
1,920,885	Pool #386314, 3.790% due 07/01/2013	1,799,044
1,339,005	Pool #725495, 4.860% due 02/01/2034	1,329,686

		4,485,791

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $37,311,850)		38,648,051

U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.1%
Government Sponsored Enterprises (GSE) — 18.1%
2,000,000	FHLB, 3.375% due 09/14/2007	1,968,696
	FHLMC:
2,500,000	4.125% due 02/24/2011	2,425,567
2,000,000	5.500% due 09/15/2011	2,092,542

2

	FNMA:
4,500,000	2.375% due 02/15/2007	4,371,750
3,500,000	4.375% due 03/15/2013	3,409,784
2,000,000	4.625% due 10/15/2013	1,972,692

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $16,399,376)		16,241,031

U.S. TREASURY OBLIGATIONS — 30.5%
U.S. Treasury Bonds — 27.2%
2,000,000	4.250% due 08/15/2014	1,961,250
2,000,000	6.250% due 05/15/2030	2,402,968
3,500,000	6.500% due 11/15/2026	4,248,944
5,000,000	7.500% due 11/15/2016	6,268,750
5,000,000	8.000% due 11/15/2021	6,789,845
2,000,000	8.125% due 08/15/2019	2,690,704

		24,362,461

U.S. Treasury Notes — 3.3%
2,000,000	1.875% due 01/31/2006	1,975,938
1,000,000	2.500% due 10/31/2006	981,719

		2,957,657

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $26,440,959)		27,320,118

REPURCHASE AGREEMENT(c) — 5.9%
(Cost $5,246,000)
5,246,000	Agreement with State Street Bank and Trust Company, 2.400% dated 03/31/2005, to be repurchased at $5,246,350 on 04/01/2005, collateralized by $5,375,000 FHLB, 3.800% maturing 04/06/2009 (value $5,354,844)	5,246,000

TOTAL INVESTMENTS
(Cost $86,948,278)(e)	99.3%	$88,983,864

(a)	All percentages are based on net assets of the Munder U.S. Government Income Fund (the “Fund”) as of March 31, 2005.

(b)	The Board of Trustees has approved one or more pricing services to provide prices to be used in valuing portfolio securities. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model, such as matrix pricing, commonly used for valuing such securities. Securities for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation,

3

including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	On May 17, 2005, the Board of Trustees approved the Agreement and Plan of Reorganization (the “Reorganization”) of the Fund into the Munder Bond Fund. Shareholders of the Fund as of the record date, June 20, 2005, will vote on the Reorganization at a special meeting of shareholders to be held on August 11, 2005. The merger, if approved, is expected to be effective at the close of business on August 12, 2005. The Munder Bond Fund will acquire all of the assets and assume all of the liabilities of the Fund. The merger transaction is structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. Pursuant to the Reorganization, shareholders of the Fund will receive shares of the corresponding class in the Munder Bond Fund with a value equal to their holdings in the Fund as of the close of business on the date of the Reorganization.

(e)	At March 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $2,881,573 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $845,987 and net appreciation for financial reporting purposes was $2,035,586. At March 31, 2005, aggregate cost for financial reporting purposes was $86,948,278.

ABBREVIATIONS:
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FHLB — Federal Home Loan Bank

4

Item 2.      Controls and Procedures.

(a)     Within 90 days of the filing date of this Form N-Q, Enrique Chang, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Chang and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)     There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.      Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST

By:	/s/ Enrique Chang
Enrique Chang President and Principal Executive Officer

Date:	May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Enrique Chang
Enrique Chang President and Principal Executive Officer

Date:	May 26, 2005

By:	/s/ Peter K Hoglund
Peter K. Hoglund Vice President and Principal Financial Officer

Date:	May 26, 2005

Exhibit Index

Exhibit Number	Description

99.CERT 1	Certification of Enrique Chang, President and Principal Executive Officer and certification of Peter K. Hoglund, Vice President and Principal Financial Officer